UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8918

Hirtle Callaghan Trust

(Exact name of registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428

(Address of principal executive offices) (Zip code)

BISYS Fund Serivces 3435 Stelzer Rd. Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-470-8000

Date of fiscal year end: June 30, 2005

Date of reporting period: September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments

September 30, 2004

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (97.60%)

Institutional Capital Corp. (82.65%)

Banking (6.39%)
BankAmerica Corp.	480,100	$20,802,733
Wells Fargo & Co.	221,900	13,231,897

		34,034,630

Beverages (1.23%)
Pepsico, Inc.	134,750	6,555,588

Broadcasting & Television (1.83%)
Clear Channel Communications, Inc.	312,500	9,740,625

Business Services (0.00%)
Fair Issac Corp.	200	5,840

Cable (2.22%)
Comcast Corp., Class - A (b)	419,055	11,834,113

Computer Software & Services (2.24%)
Microsoft Corp.	431,600	11,933,740

Computer Systems (2.22%)
International Business Machines Corp.	137,900	11,823,546

Conglomerates (4.51%)
Altria Group, Inc.	230,200	10,828,608
General Electric Co.	393,600	13,217,088

		24,045,696

Construction Materials & Supplies (1.61%)
Masco Corp.	248,550	8,582,432

Electronic Components & Instruments (1.73%)
Koninklijke Philips Electronics NV - ADR	402,371	9,218,320

Environmental Services (1.63%)
Waste Management, Inc.	317,450	8,679,083

Financial Services (11.88%)
Citigroup, Inc.	470,764	20,770,107
Fannie Mae	68,550	4,346,070
Goldman Sachs Group, Inc.	110,050	10,261,062
J.P. Morgan Chase & Co.	433,300	17,215,009
Morgan Stanley	215,500	10,624,150

		63,216,398

Food Processing (1.44%)
Archer - Daniels-Midland Co.	452,450	7,682,601

Hotels & Lodging (2.67%)
Cendant Corp.	659,200	14,238,720

Insurance (2.91%)
MetLife, Inc.	91,103	3,521,131
The St. Paul Travelers Cos., Inc.	362,116	11,971,555

		15,492,686

Manufacturing (4.28%)
Deere & Co.	178,600	11,528,630
Tyco International, Ltd.	367,750	11,275,215

		22,803,845

Medical Equipment & Supplies (1.89%)
Baxter International, Inc.	313,300	10,075,728

Metals (0.72%)
Freeport-McMoRan Copper & Gold,Inc., Class - B	94,500	3,827,250

Oil & Gas (10.33%)
Conoco, Inc.	215,634	17,865,276
Exxon Mobil Corp.	309,850	14,975,050
Halliburton Co.	66,650	2,245,439
Marathon Oil Corp.	288,488	11,908,785
Occidental Petroleum Corp.	144,200	8,065,106

		55,059,656

Pharmaceuticals (7.43%)
E.I. du Pont de Nemours and Co.	63,950	2,737,060
GlaxoSmithKline PLC-ADR	340,850	14,905,371
Pfizer, Inc.	338,300	10,351,980
Sanofi-Aventis-ADR	316,797	11,597,938

		39,592,349

Publishing & Printing (2.51%)
Gannett Co., Inc.	92,232	7,725,352
R.R. Donnelley & Sons Co.	180,750	5,661,090

		13,386,442

Restaurants (1.26%)
McDonald’s Corp.	240,400	6,738,412

Retail (3.67%)
Lowe’s Cos., Inc.	162,400	8,826,440
Staples, Inc.	179,200	5,343,744
Target Corp.	119,315	5,399,004

		19,569,188

Telecommunications (2.68%)
BellSouth Corp.	374,700	10,161,864
Motorola, Inc.	227,400	4,102,296

		14,264,160

Utilities (3.37%)
Dominion Resources, Inc.	133,200	8,691,300
Entergy Corp.	153,250	9,288,483

		17,979,783

		440,380,831

State Street Global Advisors (14.95%)

Advertising/Marketing (0.01%)
Interpublic Group of Cos., Inc. (b)	1,800	19,062
Lamar Advertising Co. (b)	299	12,441
Omnicom Group, Inc.	400	29,224

		60,727

Aerospace/Defense (0.13%)
Alliant Techsystems, Inc. (b)	200	12,100
Boeing Co.	1,456	75,159
Goodrich Corp.	1,547	48,514
Lockheed Martin Corp.	5,253	293,012
Northrop Grumman Corp.	5,040	268,783
United Defense Industries, Inc.	200	7,998

		705,566

Airlines & Services (0.01%)
AMR Corp. (b)	1,800	13,194
Southwest Airlines Co.	2,289	31,176

		44,370

Auto Parts (0.10%)
American Axle & Manufacturing Inc., Class - B	700	20,482
Autoliv, Inc.	1,312	53,005
BorgWarner, Inc.	600	25,974
Dana Corp.	1,995	35,292
Delphi Automotive Systems Corp.	6,501	60,394
Genuine Parts Co.	2,367	90,845
Lear Corp.	930	50,639
Paccar, Inc.	2,425	167,616
TRW Automotive Holdings Corp.	300	5,655

		509,902

Automobile Production (0.12%)
Ford Motor Co.	24,521	344,519
General Motors Corp., Class - H	6,491	275,738
Navistar International Corp. (b)	409	15,211

		635,468

Banking (1.94%)
American Capital Strategies	700	21,938
AmSouth Bancorp.	4,797	117,047
Associated Banc-Corp.	1,485	47,624
Astoria Financial Corp.	1,034	36,697
Bank of America Corp.	56,927	2,466,646
Bank of Hawaii Corp.	715	33,784
Bank of New York Co., Inc.	9,461	275,977
Banknorth Group, Inc.	2,346	82,110
BB&T Corp.	7,789	309,145
BOK Financial, Corp. (b)	324	14,454
Capital One Financial Corp.	900	66,510
Capitol Federal Financial	400	12,872
CIT Group, Inc.	2,900	108,431
City National Corp.	584	37,931
Colonial BankGroup, Inc.	1,855	37,935
Comerica, Inc.	2,387	141,668
Commerce Bancshares, Inc.	820	39,434
Compass Bancshares, Inc.	1,672	73,267
Cullen/Frost Bankers, Inc.	666	30,949
Fifth Third Bancorp	1,000	49,220
FirstMerit Corp.	1,120	29,462
Fulton Financial Corp.	1,661	35,545
GreenPoint Financial Corp.	1,550	71,936
Hibernia Corp.	2,136	56,412
Hudson United Bancorp	557	20,525
Huntington Bancshares, Inc.	3,100	77,221
Independence Community Bank Corp.	1,131	44,166
International Bancshares Corp.	625	22,969
Janus Capital Group, Inc.	3,231	43,974
Jefferies Group, Inc.	700	24,129
KeyCorp	5,800	183,280
M & T Bank Corp.	1,036	99,145
Marshall & Ilsley Corp.	3,048	122,834
MBNA Corp.	4,100	103,320
Mellon Financial Corp.	4,025	111,452
Mercantile Bankshares Corp.	1,100	52,756
National City Corp.	8,247	318,499
National Commerce Financial Corp.	2,910	99,551
North Fork Bancorp., Inc.	1,599	71,076
Northern Trust Corp.	1,957	79,846
People’s Bank	550	19,652
PNC Bank Corp.	3,977	215,156
Popular, Inc.	3,620	95,206
Sky Financial Group, Inc.	1,400	35,000
SouthTrust Corp.	4,656	193,969

Sovereign Bancorp, Inc.	4,650	101,463
SunTrust Banks, Inc.	3,556	250,378
Synovus Financial Corp.	1,300	33,995
TCF Financial Corp.	414	12,540
U.S. Bancorp	24,049	695,016
UnionBanCal Corp.	803	47,546
Valley National Bancorp	1,252	31,976
Wachovia Corp.	18,285	858,480
Washington Federal, Inc.	1,055	26,533
Washington Mutual, Inc.	12,119	473,611
Webster Financial Corp.	700	34,573
Wells Fargo Co.	23,499	1,401,244
Whitney Holding Corp.	500	21,000
Wilmington Trust Corp.	941	34,074
Zions Bancorp	1,260	76,910

		10,330,059

Beverages (0.08%)
Adolph Coors Co., Class - B	320	21,734
Anheuser-Busch Cos., Inc.	1,000	49,950
Brown-Forman Corp., Class - B	400	18,320
Coca-Cola Co.	3,244	129,922
Coca-Cola Enterprises, Inc.	3,200	60,480
Constellation Brands, Inc., Class - A (b)	1,280	48,717
Pepsi Bottling Group, Inc.	200	5,430
PepsiAmericas, Inc.	1,107	21,144
PepsiCo, Inc.	1,200	58,380

		414,077

Biotechnology (0.01%)
ICOS Corp. (b)	534	12,891
Laboratory Corp. of America Holdings (b)	200	8,744
Millenium Pharmaceuticals (b)	1,902	26,076
Protein Design Labs, Inc. (b)	1,000	19,580

		67,291

Broadcasting (0.22%)
Cablevision Systems Corp. (b)	412	8,355
Citadel Broadcasting Co.	800	10,256
Clear Channel Communications, Inc.	4,053	126,332
Comcast Corp., Class - A (b)	29,796	841,439
Cox Communications, Inc., Class - A (b)	1,205	39,922
Cox Radio, Inc. (b)	500	7,460
Entercom Communications Corp. (b)	257	8,394
Hearst - Argyle Television, Inc. (b)	600	14,670
Liberty Media International, Inc., Class - A (b)	657	21,919
Radio One, Inc. (b)	800	11,384
The DIRECTV Group, Inc. (b)	991	17,432
UnitedGlobalCom, Inc. (b)	1,584	11,832
Univision Communications, Inc., Class - A (b)	1,240	39,196

		1,158,591

Business Services (0.03%)
Adesa, Inc. (b)	1,151	18,911
Equifax, Inc.	600	15,816
IKON Office Solutions, Inc.	1,658	19,929
Manpower, Inc.	647	28,785
Polycom, Inc. (b)	500	9,910
Sabre Holdings Corp.	1,900	46,607
ServiceMaster Co.	1,600	20,576

		160,534

Casinos/Gaming (0.03%)
Caesars Entertainment, Inc. (b)	4,200	70,140
Harrah’s Entertainment, Inc.	649	34,384
MGM Grand, Inc. (b)	600	29,790

		134,314

Chemicals (0.40%)
Air Products & Chemicals, Inc.	3,121	169,720
Cabot Corp.	795	30,663
Dow Chemical Co.	12,149	548,892
E.I. Du Pont De Nemours & Co.	13,879	594,021
Eastman Chemical Co.	1,086	51,639
Engelhard Corp.	1,650	46,778
International Flavors & Fragrance, Inc.	175	6,685

Lubrizol Corp.	719	24,877
Monsanto Co.	3,762	137,012
PPG Industries, Inc.	2,392	146,582
Praxair, Inc.	3,326	142,153
Rohm & Haas Co.	2,282	98,058
Sherwin-Williams Co.	1,500	65,940
Sigma-Aldrich Corp.	775	44,950
Valspar Corp.	716	33,423

		2,141,393

Clothing/Apparel (0.08%)
Burlington Industries, Inc.	4,900	199,920
Jones Apparel Group, Inc.	1,700	60,860
Liz Claiborne, Inc.	1,492	56,278
Nordstrom, Inc.	499	19,082
Polo Ralph Lauren Corp.	500	18,185
VF Corp.	1,200	59,340

		413,665

Computer Software & Services (0.18%)
Activision, Inc. (b)	500	6,935
Affiliated Computer Services, Inc. (b)	500	27,835
Applera Corp.	2,700	50,949
Automatic Data Processing, Inc.	1,100	45,452
Avocent Corp. (b)	300	7,809
Bearing Point, Inc. (b)	2,200	19,668
BMC Software, Inc. (b)	2,117	33,470
Cadence Design Systems, Inc. (b)	1,600	20,864
Ceridian Corp. (b)	761	14,010
CheckFree Corp. (b)	600	16,602
Computer Sciences Corp. (b)	2,557	120,435
Compuware Corp. (b)	5,210	26,832
Electronic Data Systems Corp.	6,925	134,275
EMC Corp. (b)	6,600	76,164
Foundry Networks, Inc. (b)	900	8,541
IAC/InterActiveCorp. (b)	2,415	53,178
Maxtor Corp. (b)	2,300	11,960
McAfee, Inc. (b)	600	12,060
NCR Corp. (b)	247	12,249
PeopleSoft, Inc. (b)	3,800	75,430
SanDisk Corp. (b)	600	17,472
Siebel Systems, Inc. (b)	2,100	15,834
Storage Technology Corp. (b)	1,200	30,312
SunGard Data Systems, Inc. (b)	500	11,885
Sybase, Inc. (b)	1,300	17,927
TIBCO Software, Inc.	900	7,659
Unisys Corp. (b)	4,269	44,056
Verisign, Inc. (b)	1,000	19,880

WebMD Corp. (b)	1,676	11,665
Western Digital Corp. (b)	2,000	17,580

		968,988

Computer Systems (0.21%)
3Com Corp. (b)	5,246	22,138
Apple Computer, Inc. (b)	2,705	104,819
Ingram Micro, Inc. (b)	1,400	22,540
Microsoft Corp.	25,600	707,839
Oracle Corp. (b)	5,400	60,912
Sun Microsystems, Inc. (b)	46,700	188,668
Tech Data Corp. (b)	821	31,650

		1,138,566

Conglomerates (1.38%)
Altria Group, Inc.	28,650	1,347,696
Dover Corp.	500	19,435
Fortune Brands, Inc.	142	10,521
General Electric Co.	130,212	4,372,519
Hawaiian Electric Industries, Inc.	1,100	29,194
Honeywell International, Inc.	11,957	428,778
ITT Industries, Inc.	851	68,071
Pentair, Inc.	1,310	45,732
Raytheon Co.	6,279	238,476
Rockwell International Corp.	871	33,708
SPX Corp.	967	34,232
Teleflex, Inc.	449	19,083
Temple - Inland, Inc.	754	50,631
Textron, Inc.	1,597	102,639
United Technologies Corp.	5,426	506,680
W.W. Grainger, Inc.	1,000	57,650

		7,365,045

Construction Materials & Supplies (0.11%)
Carlisle Cos., Inc.	400	25,572
Caterpillar, Inc.	1,152	92,678
Florida Rock Industries, Inc.	350	17,147
Fluor Corp.	706	31,431
Hughes Supply, Inc.	400	12,028
Lafarge Corp.	434	20,350
Louisiana-Pacific Corp.	1,500	38,925
Martin Marietta Materials, Inc.	637	28,837
Masco Corp.	6,105	210,806
RPM International, Inc.	1,588	28,028
Timken Co.	536	13,196
Vulcan Materials Co.	1,370	69,802

		588,800

Consumer Products & Services (0.01%)
Mattel, Inc.	3,200	58,016
The Scotts Co. (b)	200	12,830

		70,846

Containers & Packaging (0.03%)
Ball Corp.	742	27,773
Bemis Co., Inc.	1,472	39,126
Owens - Illinois, Inc. (b)	1,488	23,808
Packaging Corp. of America	849	20,775
Pactiv Corp. (b)	624	14,508
Sealed Air Corp. (b)	300	13,905
Sonoco Products Co.	1,354	35,800

		175,695

Electronic Components & Instruments (0.52%)
Agilent Technologies, Inc. (b)	593	12,791
American Power Conversion Corp.	1,100	19,129
AMETEK, Inc.	400	12,128

Applied Micro Circuits Corp. (b)	3,200	10,016
Arrow Electronics, Inc. (b)	1,560	35,225
Avnet, Inc. (b)	1,638	28,043
AVX Corp.	420	4,977
Diebold, Inc.	1,029	48,054
Eaton Corp.	2,100	133,161
Emerson Electric Co.	4,653	287,974
Energizer Holdings, Inc. (b)	651	30,011
General Dynamics Corp.	2,387	243,713
Hewlett Packard Co.	42,415	795,280
Hubbell, Inc., Class - B	846	37,926
International Business Machines Corp.	7,893	676,746
International Rectifier Corp. (b)	200	6,860
Intersil Holding Corp.	1,000	15,930
Johnson Controls, Inc.	1,942	110,325
Mettler-Toledo International, Inc. (b)	300	14,166
Micron Technology, Inc. (b)	4,100	49,323
Molex, Inc.	259	7,723
Parker-Hannifin Corp.	1,686	99,238
PerkinElmer, Inc.	800	13,776
Sanmina-SCI Corp. (b)	3,500	24,675
Tektronix, Inc.	230	7,648
Thermo Electron Corp. (b)	1,000	27,020
Vishay Intertechnology, Inc. (b)	1,555	20,060

		2,771,918

Entertainment (0.09%)
Metro-Goldwyn-Mayer, Inc.	853	9,869
The Walt Disney Co.	20,125	453,819

		463,688

Financial Services (1.82%)
A.G. Edwards, Inc.	1,120	38,774
Allied Capital Corp.	1,730	42,195
Ambac Financial Group, Inc.	1,110	88,745
Americredit Corp. (b)	2,108	44,015
Bear Stearns Cos., Inc.	1,500	144,255
Charles Schwab Corp.	1,600	14,704
Citigroup, Inc.	72,185	3,184,803
Convergys Corp. (b)	1,900	25,517
Countrywide Credit Industries, Inc.	7,754	305,430
Deluxe Corp.	700	28,714
E*TRADE Group, Inc. (b)	2,100	23,982
First Horizon National Corp.	1,700	73,712
Franklin Resources, Inc.	1,936	107,951
Freddie Mac	8,837	576,526
Fremont General Corp.	400	9,260
Friedman, Billings, Ramsey Group, Inc.	800	15,280
Golden West Financial Corp.	1,211	134,360
Goldman Sachs Group, Inc.	4,236	394,965
Hartford Financial Services Group, Inc.	4,119	255,090

IndyMac Mortgage Holdings, Inc.	594	21,503
Instinet Group, Inc. (b)	2,300	11,569
J.P. Morgan Chase & Co.	49,640	1,972,197
Lehman Brothers Holdings, Inc.	3,913	311,944
Merrill Lynch & Co., Inc.	13,295	661,027
MGIC Investment Corp.	1,324	88,112
MoneyGram International, Inc.	900	15,372
Morgan Stanley	13,386	659,930
Nationwide Financial Services, Inc.	800	28,088
New York Community Bancorp	3,549	72,896
Providian Financial Corp. (b)	2,800	43,512

Raymond James Financial, Inc.	825	19,899
Regions Financial Corp.	6,477	214,130
South Financial Group, Inc.	1,000	28,200
Student Loan Corp.	100	14,175
Viad Corp.	225	5,339
W Holding Co., Inc.	600	11,400
Westcorp	300	12,756

		9,700,327

Food - Retail (0.08%)
Albertson’s, Inc.	5,000	119,650
Kroger Co. (b)	10,352	160,663
Safeway, Inc. (b)	6,300	121,653
Supervalu, Inc.	1,793	49,397

		451,363

Food Processing (0.23%)
Archer-Daniels-Midland Co.	8,245	140,000
Campbell Soup Co.	1,581	41,564
ConAgra Foods, Inc.	7,391	190,024
Dean Foods Co. (b)	2,150	64,543
Del Monte Foods Co. (b)	2,500	26,225
General Mills, Inc.	4,099	184,045
H.J. Heinz Co.	2,337	84,179
Hershey Foods Corp.	500	23,355
Hormel Foods Corp.	1,009	27,021
J.M. Smucker Co.	800	35,528
Kellogg Co.	1,400	59,724
Kraft Foods, Inc.	3,628	115,080
McCormick & Co., Inc.	448	15,384
Pilgrim’s Pride Corp.	400	10,832
Sara Lee Corp.	5,755	131,559
Smithfield Foods, Inc. (b)	1,174	29,350
Tootsie Roll Industries, Inc.	412	12,039
Tyson Foods, Inc., Class - A	2,918	46,746
William Wrigley Jr. Co.	129	8,167

		1,245,365

Funeral Services (0.01%)
Service Corp. International (b)	4,540	28,193

Furniture & Fixtures (0.02%)
Hillenbrand Industry, Inc.	527	26,629
Leggett & Platt, Inc.	1,640	46,084
Mohawk Industries, Inc. (b)	372	29,533

		102,246

Health Care (0.12%)
Anthem, Inc. (b)	1,184	103,304
Community Health Systems, Inc. (b)	500	13,340
HCA, Inc.	4,000	152,601
Health Management Associates, Inc., Class-A	600	12,258
Health Net, Inc. (b)	1,500	37,080
Humana, Inc. (b)	2,156	43,077
Manor Care, Inc.	342	10,246
McKesson Corp.	2,140	54,891
Medco Health Solutions, Inc. (b)	2,026	62,603
Omnicare, Inc.	376	10,663
Tenet Healthcare Corp. (b)	6,300	67,977
Triad Hospitals, Inc. (b)	825	28,413
Universal Health Services, Inc.	300	13,050
Wellchoice, Inc. (b)	200	7,466

		616,969

Homebuilding / Development (0.06%)
Centex Corp.	900	45,414

D. R. Horton, Inc.	1,429	47,314
Hovnanian Enterprises, Class - A (b)	200	8,020
KB Home	500	42,245
Lennar Corp.	1,048	49,885
MDC Holdings, Inc.	130	9,503
Pulte Homes, Inc.	884	54,251
Standard Pacific Corp.	400	22,548
Toll Brothers, Inc. (b)	332	15,382

		294,562

Hotels & Lodging (0.07%)
Cendant Corp.	10,962	236,779
Hilton Hotels Corp.	770	14,507
Marriott International, Inc., Class - A	339	17,614
Starwood Hotels & Resorts Worldwide, Inc.	1,797	83,417

		352,317

Household Products & Appliances (0.08%)
Alberto-Culver Co., Class - B	218	9,479
Clorox Co.	587	31,287
Colgate-Palmolive Co.	1,200	54,216
Gillette Co.	1,017	42,450
Maytag Corp.	500	9,185
Newell Rubbermaid, Inc.	3,430	68,737
Procter & Gamble Co.	3,092	167,339
Whirlpool Corp.	990	59,489

		442,182

Insurance (0.77%)
Aetna, Inc.	1,516	151,494
AFLAC, Inc.	723	28,349
Alleghany Corp. (b)	114	31,111
Allmerica Financial Corp. (b)	700	18,816
Allstate Corp.	9,785	469,582
American Financial Group, Inc.	509	15,214
American International Group, Inc.	10,625	722,393
American National Insurance Co.	100	9,679
Aon Corp.	4,283	123,093
Assurant, Inc.	1,100	28,600
Chubb Corp.	2,675	187,999
Cigna Corp.	1,963	136,684
Cincinnati Financial Corp.	1,993	82,151
CNA Financial Corp. (b)	300	7,203
Conseco, Inc. (b)	2,100	37,086
Erie Indemnity, Inc.	500	25,510
Fidelity National Financial, Inc.	2,157	82,182
First American Financial Corp.	1,100	33,913
Genworth Financial, Inc. (b)	1,700	39,610
HCC Insurance Holdings, Inc.	671	20,231
Jefferson-Pilot Corp.	1,955	97,085
Leucadia National Corp.	666	37,729
Lincoln National Corp.	2,367	111,249
Loews Corp.	2,096	122,616
Markel Corp. (b)	79	24,364
MBIA, Inc.	1,956	113,859
Mercury General Corp.	400	21,156
MetLife, Inc.	5,631	217,638
Odyssey Re Holdings Corp.	200	4,436
Old Republic International Corp.	2,448	61,273
PacifiCare Health Systems, Inc. (b)	900	33,030
PMI Group, Inc.	1,266	51,374
Principal Financial Group	4,497	161,757
Progressive Corp. – Ohio	2,600	220,350

Protective Life Corp.	931	36,598
Radian Group, Inc.	780	36,059
Reinsurance Group of America, Inc.	500	20,600
SAFECO Corp.	1,900	86,735
St. Paul Cos., Inc.	9,311	307,822
StanCorp Financial Group, Inc.	400	28,480
Torchmark Corp.	1,570	83,493
Transatlantic Holdings, Inc. (b)	327	17,772
Unitrin, Inc.	369	15,339
UnumProvident Corp.	3,995	62,682
W.R. Berkley	925	38,998
WellPoint Health Networks, Inc. (b)	300	31,527
Wesco Financial Corp. (b)	47	16,521

		4,311,442

Machinery, Tools & Engineering (0.07%)
AGCO Corp. (b)	1,250	28,275
Black & Decker Corp.	200	15,488
Briggs & Stratton Corp.	100	8,120
Crane Co.	714	20,649
Cummins, Inc.	500	36,945
Deere & Co.	2,034	131,294
Illinois Tool Works, Inc.	234	21,802
Jacobs Engineering Group, Inc. (b)	100	3,829
Novellus Systems (b)	500	13,295
Pall Corp.	1,560	38,189
Snap-On, Inc.	821	22,627
Stanley Works	1,000	42,530

		383,043

Manufacturing (0.00%)
Harsco Corp.	400	17,960
Worthington Industries, Inc.	200	4,270

		22,230

Media (0.31%)
Fox Entertainment Group, Inc. (b)	1,922	53,316
Gemstar-TV Guide International, Inc. (b)	2,010	11,357
Liberty Media Corp., Class - A (b)	19,847	173,066
Media General, Inc.	200	11,190
Sirius Satellite Radio, Inc. (b)	16,700	53,440
Time Warner, Inc. (b)	49,502	798,962
Viacom, Inc., Class - B (b)	15,823	531,020

		1,632,351

Medical Equipment & Supplies (0.02%)
Bausch & Lomb, Inc.	277	18,407
Baxter International, Inc.	800	25,727
Biogen Idec, Inc. (b)	200	12,234
Dade Behring Holdings, Inc.	100	5,572
Henry Schein, Inc. (b)	100	6,231
Invitrogen Corp. (b)	400	21,996

		90,167

Metals (0.09%)
Alcoa, Inc.	4,338	145,713
International Steel Group, Inc.	200	6,740
Newmont Mining Corp.	2,000	91,060
Nucor Corp.	600	54,822
Phelps Dodge Corp.	1,300	119,639
Precision Castparts Corp.	435	26,122
Rowan Companies, Inc. (b)	660	17,424
Southern Peru Copper Corp.	100	5,166

		466,686

Office Equipment (0.05%)
Office Depot, Inc. (b)	4,262	64,058
Pitney Bowes, Inc.	1,370	60,417
Steelcase, Inc.	810	11,340
Xerox Corp. (b)	10,300	145,024

		280,839

Oil & Gas (1.81%)
AGL Resources, Inc.	900	27,693
ALLETE, Inc.	383	12,448
Amerada Hess Corp.	1,040	92,560
Anadarko Petroleum Corp.	3,500	232,260
Apache Corp.	4,590	230,005
Ashland, Inc.	952	53,388
Chesapeake Energy Corp.	3,600	56,988
ChevronTexaco Corp.	29,893	1,603,461
ConocoPhillips	9,593	794,780
CONSOL Energy, Inc.	500	17,445
Cooper Cameron Corp. (b)	600	32,904
Devon Energy Corp.	3,358	238,452
Diamond Offshore Drilling, Inc.	501	16,528
ENSCO International, Inc.	887	28,978
EOG Resources, Inc.	1,600	105,360
Equitable Resources, Inc.	874	47,467
Exxon Mobil Corp.	91,275	4,411,320
Kerr-McGee Corp.	1,839	105,283
Lyondell Chemical Co.	1,823	40,945
Marathon Oil Corp.	4,840	199,795
MDU Resources Group, Inc.	1,594	41,970
Murphy Oil Corp.	1,098	95,273
National-Oilwell, Inc. (b)	400	13,144
Newfield Exploration Co. (b)	539	33,008
Noble Energy Inc.	830	48,339
Occidental Petroleum Corp.	5,491	307,112
ONEOK, Inc.	1,400	36,428
Peabody Energy Corp.	900	53,550
Pioneer Natural Resources Co.	1,600	55,168
Pogo Producing Co.	656	31,127
Premcor, Inc. (b)	500	19,250
Pride International, Inc. (b)	770	15,238
Sunoco, Inc.	1,083	80,120
UGI Corp.	700	26,082
United States Steel Corp.	1,552	58,386
Unocal Corp.	3,718	159,874
Valero Energy Corp.	1,818	145,822
Varco International, Inc. (b)	1,100	29,502
Vectren Corp.	1,003	25,256
Western Gas Resources, Inc.	700	20,013

		9,642,722

Paper Products (0.21%)
Boise Cascade Corp.	1,204	40,069
Bowater, Inc.	746	28,490
Georgia-Pacific Corp.	3,460	124,387
International Paper Co.	6,784	274,140
Kimberly-Clark Corp.	4,013	259,200
MeadWestvaco Corp.	2,693	85,907
Rayonier, Inc.	675	30,537
Smurfit-Stone Container Corp. (b)	3,400	65,858
Weyerhaeuser Co.	3,362	223,506

		1,132,094

Pharmaceuticals (0.30%)
AmerisourceBergen Corp.	1,107	59,457
Bristol-Myers Squibb Co.	19,143	453,115

Caremark Rx, Inc. (b)	2,700	86,589
Hospira, Inc. (b)	2,100	64,260
King Pharmaceuticals, Inc. (b)	3,300	39,402
Merck & Co., Inc.	17,109	564,597
Watson Pharmaceuticals, Inc. (b)	1,078	31,758
Wyeth	8,700	325,380

		1,624,558

Photography/Imaging Technology (0.02%)
Eastman Kodak Co.	4,030	129,847

Publishing & Printing (0.13%)
Belo (A.H.) Corp.	500	11,270
Gannett Co., Inc.	3,787	317,198
Harte-Hanks, Inc.	250	6,253
Knight-Ridder, Inc.	864	56,549
Lee Enterprises, Inc.	608	28,175
McClatchy Co., Class - A	264	18,699
New York Times Co., Class - A	238	9,306
R.R. Donnelley & Sons Co.	2,922	91,517
Tribune Co.	3,544	145,836

		684,803

Railroads (0.13%)
Burlington Northern Santa Fe Corp.	5,230	200,361
CSX Corp.	3,055	101,426
Norfolk Southern Corp.	5,480	162,975
Union Pacific Corp.	3,649	213,832

		678,594

Real Estate (0.05%)
AMB Property Corp.	1,101	40,759
Kimco Realty Corp. (b)	1,363	69,922
Plum Creek Timber Co., Inc.	2,503	87,680
Ryland Group, Inc.	300	27,798
Trizec Properties	1,560	24,913

		251,072

Real Estate Investment Trusts (0.39%)
Annaly Mortgage Management, Inc.	1,552	26,586
Apartment Investment & Management Co.	1,304	45,353
Archstone-Smith Trust	2,800	88,592
Arden Realty, Inc.	911	29,680
AvalonBay Communities, Inc.	1,000	60,220
Boston Properties, Inc.	1,166	64,585
BRE Properties, Class - A	658	25,234
Camden Property Trust	500	23,100
CBL & Associates Properties, Inc.	200	12,190
Centerpoint Properties Corp.	600	26,148
Chelsea Property Group, Inc.	300	20,130
Crescent Real Estate Equities Co.	1,006	15,834
Developers Diversified Realty Corp.	1,416	55,436
Duke Realty Corp.	1,900	63,080
Equity Office Properties Trust	5,630	153,418
Equity Residential Properties Trust	3,971	123,101
Federal Realty Investment Trust	700	30,800
Forest City Enterprises, - Class - A	454	25,015
General Growth Properties, Inc.	2,617	81,127
Health Care Property Investors, Inc.	1,796	46,696
Health Care REIT, Inc.	700	24,640
Hospitality Properties Trust	950	40,366
Host Marriott Corp.	4,649	65,225
HRPT Properties Trust	2,400	26,376
iStar Financial, Inc.	1,585	65,350
Liberty Property Trust	1,113	44,342

Macerich Co.	800	42,632
Mack-Cali Realty Corp.	867	38,408
Mills Corp.	400	20,748
New Plan Excel Realty Trust	1,403	35,075
Pan Pacific Retail Properties, Inc.	500	27,050
ProLogis Trust	2,586	91,131
Public Storage, Inc.	1,100	54,505
Reckson Associates Realty Corp.	900	25,875
Regency Centers Corp.	300	13,947
Rouse Co.	1,462	97,779
Shurgard Storage Centers, Class - A	600	23,280
Simon Property Group, Inc.	2,200	117,986
SL Green Realty Corp.	500	25,905
Thornburg Mortgage, Inc.	1,100	31,911
United Dominion Realty Trust, Inc.	1,774	35,178
Ventas, Inc.	500	12,960
Vornado Realty Trust	1,300	81,484
Weinharten Realty Investors	150	4,952

		2,063,430

Recreation (0.02%)
Blockbuster, Inc.	503	3,818
Brunswick Corp.	563	25,763
Hasbro, Inc.	2,059	38,709
International Speedway Corp.	100	4,990
Regal Entertainment Group, Class - A	600	11,460

		84,740

Restaurants (0.10%)
Brinker International, Inc.	200	6,230
McDonald’s Corp.	17,526	491,254
Outback Steakhouse, Inc.	60	2,492
Wendy’s International, Inc.	1,382	46,435

		546,411

Retail (0.30%)
AnnTaylor Stores Corp. (b)	500	11,700
AutoNation, Inc. (b)	2,410	41,163
Barnes & Noble, Inc. (b)	700	25,900
Big Lots, Inc. (b)	1,200	14,676
BJ’s Wholesale Club, Inc. (b)	900	24,606
Borders Group, Inc.	1,061	26,313
Circuit City Stores, Inc.	2,227	34,162
Claire’s Stores, Inc.	200	5,008
Costco Wholesale Cos. (b)	6,053	251,562
CVS Corp.	4,994	210,396
Darden Restaurants, Inc.	1,200	27,984
Dillards, Inc., Class - A	800	15,792
Federated Department Stores, Inc.	2,506	113,848
Foot Locker, Inc.	1,174	27,824
Home Depot, Inc.	2,648	103,802
J.C. Penney Co.	3,299	116,389
Kmart Holding Corp. (b)	700	61,229
May Department Stores, Inc.	3,913	100,290
Nieman Marcus Group, Inc., Class - A	568	32,660
Pier 1 Imports, Inc.	670	12,114
Reebok International Ltd.	562	20,637
Regis Corp.	400	16,088
Rent-A-Center, Inc. (b)	200	5,172
Rite Aid Corp. (b)	600	2,112
Saks, Inc.	1,671	20,136
Sears, Roebuck & Co.	3,061	121,981
The Limited, Inc.	5,553	123,776
Toys “R” Us, Inc. (b)	2,900	51,446

		1,618,766

Semiconductors (0.01%)
Advanced Micro Devices, Inc. (b)	2,249	29,237
Conexant Systems, Inc. (b)	4,400	7,084
Fairchild Semicon Intl. (b)	700	9,919
LSI Logic Corp. (b)	2,872	12,378
QLogic Corp.	300	8,883

		67,501

Telecommunications (0.97%)
ADC Telecommunications, Inc. (b)	5,098	9,227
Advanced Fibre Communications, Inc. (b)	1,000	15,900
Alltel Corp.	4,298	236,003
American Tower Corp. (b)	2,900	44,515
Andrew Corp. (b)	1,200	14,688
AT&T Corp.	11,163	159,854
AT&T Wireless Services, Inc. (b) (b)	15,901	235,017
BellSouth Corp.	25,662	695,954
CenturyTel, Inc.	1,876	64,234
Ciena Corp. (b)	7,039	13,937
Citizens Communications Co.	3,860	51,685
Comverse Technology, Inc. (b)	1,200	22,596
Corning, Inc. (b)	2,900	32,132
Crown Castle International Corp. (b)	1,300	19,344
Harris Corp.	351	19,284
L-3 Communications Holdings, Inc.	600	40,200
Lucent Technologies, Inc. (b)	60,125	190,596
NTL, Inc. (b)	964	59,835
Qwest Communications International, Inc. (b)	20,000	66,600
SBC Communications, Inc.	46,276	1,200,863
Scientific-Atlanta, Inc.	2,033	52,695
Sprint Corp.	15,559	313,203
Telephone & Data Systems, Inc.	413	34,762
Tellabs, Inc. (b)	3,285	30,189
U.S. Cellular Corp. (b)	157	6,775
Verizon Communications, Inc.	38,695	1,523,810
West Corp. (b)	100	2,913

		5,156,811

Tobacco (0.05%)
Carolina Group	800	19,496
Reynolds American, Inc.	2,051	139,550
UST, Inc.	2,245	90,384

		249,430

Transportation (0.03%)
CNF, Inc.	526	21,561
FedEx Corp.	1,025	87,833
Ryder Systems, Inc.	487	22,908
Tidewater, Inc.	566	18,423
Yellow Roadway Corp. (b)	600	28,134

		178,859

Utilities (0.92%)
Allegheny Energy, Inc. (b)	1,400	22,344
Alliant Energy Corp.	1,471	36,598
Ameren Corp.	2,790	128,759
American Electric Power, Inc.	5,510	176,100
Aqua America, Inc.	1,262	27,903
Arch Coal, Inc.	500	17,745
Centerpoint Energy, Inc.	3,647	37,783
Cinergy Corp.	2,427	96,109

Consolidated Edison, Inc.	3,288	138,228
Constellation Energy Group, Inc.	2,433	96,931
Detroit Edison Co.	2,367	99,864
Dominion Resources, Inc.	4,538	296,105
DPL, Inc.	1,742	35,850
Duke Power Co., Inc.	12,794	292,855
Dynegy, Inc. (b)	5,212	26,008
Edison International	4,426	117,333
El Paso Energy Corp.	8,715	80,091
Energy East Corp.	1,933	48,673
Entergy Corp.	3,194	193,588
Exelon Corp.	9,250	339,382
FirstEnergy Corp.	4,650	191,022
Florida Power & Light, Inc.	2,604	177,905
Great Plains Energy, Inc.	1,000	29,150
KeySpan Corp.	2,190	85,848
Kinder Morgan, Inc.	1,151	72,306
Massey Energy Co.	1,000	28,930
National Fuel Gas Co.	1,000	28,330
NiSource, Inc.	3,512	73,787
Northeast Utilities	1,698	32,924
NRG Energy, Inc. (b)	1,100	29,634
NSTAR	669	32,848
OGE Energy Corp.	1,207	30,453
Pepco Holdings, Inc.	2,283	45,432
PG&E Corp. (b)	5,600	170,240
Pinnacle West Capital Corp.	1,198	49,717
PPL Corp.	2,708	127,763
Progress Energy, Inc.	3,370	142,686
Public Service Enterprise Group, Inc.	3,349	142,667
Puget Energy, Inc.	1,383	31,394
Questar Corp.	1,168	53,518
Reliant Resources, Inc. (b)	3,964	36,984
SCANA Corp.	1,498	55,935
Sempra Energy	2,917	105,566
Southern Co.	10,302	308,854
Teco Energy, Inc.	2,500	33,825
Texas Genco Holdings, Inc.	262	12,222
TXU Corp.	4,231	202,750
Westar Energy, Inc.	1,200	24,240
Williams Companies, Inc.	7,011	84,833
Wisconsin Energy Corp.	1,610	51,359
WPS Resources Corp.	500	22,495
Xcel Energy, Inc.	5,370	93,008

		4,916,874

Waste Disposal (0.02%)
Allied Waste Industries, Inc. (b)	2,140	18,939
Republic Services, Inc.	2,057	61,216
Waste Management, Inc.	1,661	45,412

		125,567

		79,671,514

Total Common Stocks (Cost $458,495,698)		520,272,695

U.S. Government Agency Mortgages (1.30%)
Institutional Capital Corp. (1.30%)

U.S. Government Agency Mortgages (1.30%)
Federal Home Loan Bank, 1.51%*, 10/01/04	6,900,000	6,900,000

Total U.S. Government Agency Mortgages (Cost $6,900,000)		6,900,000

Short-Term Investments (0.24%)

State Street Global Advisors (0.24%)

Money Market Mutual Fund (0.24%)
Alliance Money Market Fund Prime Portfolio	1,267,070	1,267,070

Total Short-Term Investments (Cost $1,267,070)		1,267,070

Short Term Investments (0.11%)

Institutional Capital Corp. (0.11%)

Time Deposits (0.11%)
Eurodollar Time Deposit, 1.01%*, 10/01/04	593,063	593,063

Total Short Term Investments (Cost $593,063)		593,063

U.S. Treasury Bills (0.08%)

State Street Global Advisors (0.08%)

U.S. Treasury Bills (0.08%)
U.S. Treasury Bills, 1.60%*, 12/09/2004 (a)	405,000	403,738

Total U.S. Treasury Bills (Cost $403,758)		403,738

Total Investments (Cost $467,659,589) (a) - 99.33%		529,436,566
Other assets in excess of liabilities - 0.67%		3,568,029

NET ASSETS - 100.00%		$533,004,595

Percentages indicated are based on net assets of $533,004,595.

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $11,874,527. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$57,252,124
Unrealized depreciation	(7,349,674)

Net unrealized appreciation	49,902,450

(b)	Represents non-income producing securities.

Futures

Number of Contracts	Future Contracts Long	Market Value	Expiration Date	Unrealized gain/(loss)
	SSgA Funds Management, Inc.
8	S&P E-Mini MidCap Future	$446,100	December 2004	$(3,219)
7	S&P 400 MidCap Future	415,870	December 2004	4,279
1	Russell 1000 Future	297,900	December 2004	(2,857)
2	Russell 1000 Value Future	598,250	December 2004	(1,764)

				$(3,561)

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Shares	Value
Common Stocks - 97.59%

Jennison Associates LLC - 54.87%

Biotechnology - 3.20%
Amgen, Inc. (b)	109,000	$6,178,120
Genentech, Inc. (b)	134,100	7,029,522
Gilead Sciences, Inc. (b)	208,600	7,797,468
MedImmune, Inc. (b)	102,100	2,419,770

		23,424,880

Capital Markets - 2.07%
Goldman Sachs Group, Inc.	52,800	4,923,072
Lehman Brothers Holdings, Inc.	52,600	4,193,272
Merrill Lynch & Co.	120,800	6,006,176

		15,122,520

Commercial Banks - 0.84%
Bank of America Corp.	141,300	6,122,529

Commercial Services & Supplies - 0.56%
Apollo Group, Inc., Class - A (b)	55,700	4,086,709

Communications Equipment - 2.33%
Cisco Systems, Inc. (b)	467,700	8,465,370
QUALCOMM, Inc.	152,700	5,961,408
Research In Motion, Ltd. (b)	34,200	2,610,828

		17,037,606

Computer Systems/Peripherals - 3.69%
Apple Computer, Inc. (b)	202,800	7,858,500
Dell, Inc. (b)	285,500	10,163,800
International Business Machines Corp.	71,100	6,096,114
Lexmark International, Inc., Class - A (b)	34,000	2,856,340

		26,974,754

Consumer Finance - 1.27%
American Express Co.	180,700	9,298,822

Diversified Financial Services - 1.65%
Citigroup, Inc.	18,500	816,220
J.P. Morgan Chase & Co.	282,800	11,235,644

		12,051,864

Electronic Equipment & Instruments - 0.78%
Agilent Technologies (b)	264,900	5,713,893

Energy Equipment & Services - 3.94%
BJ Services Co.	114,500	6,000,945
Schlumberger, Ltd.	172,300	11,597,513
Smith International, Inc. (b)	91,200	5,538,576
Weatherford International, Ltd. (b)	111,000	5,663,220

		28,800,254

Food & Staples Retailing - 1.40%
Costco Wholesale Corp.	74,200	3,083,752
Whole Foods Market, Inc.	83,100	7,129,149

		10,212,901

Health Care Equipment & Supplies - 1.37%
Alcon, Inc.	51,100	4,098,220
Guidant Corp.	90,200	5,956,808

		10,055,028

Health Care Providers & Services - 0.92%
Caremark Rx, Inc. (b)	209,000	6,702,630

Hotels, Restaurants & Leisure - 1.28%
Starbucks Corp. (b)	206,500	9,387,490

Household Durables - 0.61%
Harman International Industries, Inc.	41,200	4,439,300

Household Products - 0.52%
Procter & Gamble Co.	70,200	3,799,224

Industrial Conglomerates - 2.05%
General Electric Co.	445,700	14,966,606

Insurance - 1.25%
American International Group, Inc.	134,262	9,128,473

Internet & Catalog Retail - 1.84%
eBay, Inc. (b)	146,700	13,487,598

Internet Software & Services - 2.19%
Google, Inc. Class - A (b)	15,500	2,008,800
Yahoo!, Inc. (b)	414,100	14,042,131

		16,050,931

Media - 1.15%
Univision Communications, Inc., Class - A (b)	266,700	8,430,387

Multiline Retail - 0.74%
Target Corp.	120,300	5,443,575

Oil & Gas - 1.45%
Suncor Energy, Inc.	118,300	3,786,783
Total Fina Elf SA - ADR	67,100	6,855,607

		10,642,390

Personal Products - 1.42%
Avon Products, Inc.	137,300	5,997,264
Estee Lauder Cos., Inc., Class - A	105,600	4,414,080

		10,411,344

Pharmaceuticals - 4.66%
Allergan, Inc.	76,200	5,528,310
AstraZeneca PLC - ADR	98,900	4,067,757
Eli Lilly & Co.	94,400	5,668,720
IVAX Corp. (b)	69,750	1,335,713
Novartis AG - ADR	104,900	4,895,683
Pfizer, Inc.	169,696	5,192,698
Roche Holdings AG - ADR	72,200	7,458,793

		34,147,674

Retail - Specialty - 2.70%
Bed Bath & Beyond, Inc. (b)	110,600	4,104,366
Chico’s FAS, Inc. (b)	154,300	5,277,060
Lowe’s Cos., Inc.	82,000	4,456,700
Tiffany & Co.	120,600	3,707,244
Williams-Sonoma, Inc. (b)	58,400	2,192,920

		19,738,290

Semiconductors & Semiconductor Equipment - 3.66%
Intel Corp.	470,300	9,434,218
MARVELL Technology Group, Ltd. (b)	229,100	5,986,383
Maxim Integrated Products, Inc.	107,500	4,546,175
Texas Instruments, Inc.	321,400	6,839,392

		26,806,168

Software - 5.33%
Electronic Arts, Inc. (b)	185,900	8,549,541
Mercury Interactive Corp. (b)	108,100	3,770,528
Microsoft Corp.	520,700	14,397,355
NAVTEQ Corp. (b)	53,600	1,910,304
SAP AG - ADR	176,900	6,890,255
Symantec Corp. (b)	64,200	3,523,296

		39,041,279

		401,525,119

SSgA Funds Management, Inc. - 42.72%

Advertising - 0.16%
Interpublic Group of Cos., Inc. (b)	17,306	183,271
Lamar Advertising Co. (b)	4,016	167,106
Monster Worldwide, Inc. (b)	6,311	155,503
Omnicom Group, Inc.	9,419	688,151

		1,194,031

Aerospace/Defense - 0.44%
Alliant Techsystems, Inc. (b)	1,442	87,241
Boeing Co.	43,599	2,250,580
FLIR Systems, Inc. (b)	2,100	122,850
General Dynamics Corp.	1,900	193,990
Precision Castparts Corp.	2,200	132,110
Rockwell Collins, Inc.	10,600	393,684
United Defense Industries, Inc. (b)	1,800	71,982

		3,252,437

Airlines - 0.00%
AMR Corp. (b)	3,700	27,121

Apparel - 0.44%
Abercrombie & Fitch Co.	5,740	180,810
American Eagle Outfitters, Inc.	2,600	95,810
Coach, Inc. (b)	11,108	471,201
Columbia Sportswear, Inc. (b)	616	33,572
Gap, Inc.	36,600	684,420
Limited Brands	1,100	24,519
Nike, Inc., Class - B	9,622	758,214
Polo Ralph Lauren Corp.	100	3,637
Reebok International Ltd.	400	14,688
Ross Stores, Inc.	9,190	215,414
Talbots, Inc.	900	22,311
Timberland Co., Class - A (b)	1,300	73,840
TJX Companies, Inc.	29,350	646,874

		3,225,310

Auto/Related Products - 0.06%
BorgWarner, Inc.	600	25,974
Copart, Inc. (b)	3,200	60,576
Johnson Controls, Inc.	2,900	164,749
Navistar International Corp. (b)	1,600	59,504
Oshkosh Truck Corp.	2,000	114,120

		424,923

Banking - 0.83%
Capital One Financial Corp.	10,195	753,411
Commerce Bancorp, Inc.	4,161	229,687
Fifth Third Bancorp	23,907	1,176,703
Golden West Financial Corp.	2,400	266,280
Hudson City Bancorp, Inc.	4,200	150,108
MBNA Corp.	48,756	1,228,650
Mellon Financial Corp.	7,900	218,751
NewAlliance Bancshares, Inc.	4,300	61,705
North Fork Bancorp., Inc.	3,528	156,820
Northern Trust Corp.	3,600	146,880
Providian Financial Corp. (b)	3,886	60,388
SLM Corp.	25,811	1,151,171
Synovus Financial Corp.	12,620	330,013
UCBH Holdings, Inc.	2,900	113,303
W Holding Company, Inc.	2,000	38,000

		6,081,870

Biotechnology - 1.03%
Affymetrix, Inc. (b)	3,920	120,383
Amgen, Inc. (b)	76,535	4,338,003
Celgene Corp. (b)	4,935	287,365
Cephalon, Inc. (b)	3,485	166,932
Chiron Corp. (b)	6,600	291,720
Gen-Probe, Inc. (b)	2,600	103,662
Genzyme Corp. (b)	13,380	728,006
Gilead Sciences, Inc. (b)	25,212	942,424
ICOS Corp. (b)	900	21,726

ImClone Systems, Inc. (b)	4,100	216,685
Invitrogen Corp. (b)	1,647	90,569
Martek Biosciences Corp. (b)	1,700	82,688
Nektar Therapeutics (b)	4,000	57,920
Pharmaceutical Product Development, Inc. (b)	2,611	93,996
Protein Design Labs, Inc. (b)	800	15,664

		7,557,743

Business Services - 0.58%
Alliance Data Systems Corp. (b)	2,875	116,610
Aramark Corp.	6,249	150,851
Avocent Corp. (b)	2,779	72,337
BearingPoint, Inc. (b)	1,606	14,358
CDW Corp.	3,930	228,058
Certegy, Inc.	4,013	149,324
ChoicePoint, Inc. (b)	5,339	227,708
Cintas Corp.	7,471	314,081
Dun & Bradstreet Corp. (b)	4,316	253,349
Ecolab, Inc.	11,040	347,098
Equifax, Inc.	5,304	139,813
Fair, Issac and Co., Inc.	3,116	90,987
Getty Images, Inc. (b)	2,700	149,310
Global Payments, Inc.	1,800	96,390
Hewitt Associates, Inc., Class - A (b)	1,400	37,044
Iron Mountain, Inc. (b)	6,651	225,136
Manpower, Inc.	2,300	102,327
Paychex, Inc.	19,499	587,895
Pitney Bowes, Inc.	7,700	339,570
Robert Half International, Inc.	8,949	230,616
The Corporate Executive Board Co.	2,400	146,976
The Reynolds & Reynolds Co.	3,003	74,084
The ServiceMaster Co.	10,600	136,316
W.W. Grainger, Inc.	400	23,060
West Corp. (b)	700	20,391

		4,273,689

Casinos/Gaming - 0.20%
Harrah’s Entertainment, Inc.	3,800	201,324
International Game Technology, Inc.	20,560	739,132
Mandalay Resort Group	4,100	281,465
MGM Mirage, Inc. (b)	440	21,846
Station Casinos, Inc.	2,700	132,408
Wynn Resorts, Ltd. (b)	1,600	82,704

		1,458,879

Chemicals - 0.08%
International Flavors & Fragrance, Inc.	4,300	164,260
Praxair, Inc.	5,700	243,618
Sigma-Aldrich Corp.	800	46,400
The Dow Chemical Co.	3,700	167,166

		621,444

Communications Equipment - 0.26%
ADC Telecommunications, Inc. (b)	27,095	49,042
ADTRAN, Inc.	4,100	92,988
Advanced Fibre Communications, Inc. (b)	1,400	22,260
Andrew Corp. (b)	3,300	40,392
Avaya, Inc. (b)	23,600	328,984
Ciena Corp. (b)	2,280	4,514
Comverse Technology, Inc. (b)	5,605	105,542
Crown Castle International Corp. (b)	4,600	68,448
Foundry Networks, Inc. (b)	5,000	47,450
Harris Corp.	2,700	148,338
Juniper Networks, Inc. (b)	31,242	737,312
L-3 Communications Holdings, Inc.	3,000	201,000
Tellabs, Inc. (b)	8,948	82,232

		1,928,502

Computer Hardware - 3.03%
Apple Computer, Inc. (b)	11,400	441,750
Cisco Systems, Inc. (b)	400,060	7,241,086
Dell, Inc. (b)	149,231	5,312,624
EMC Corp. (b)	113,173	1,306,016
International Business Machines Corp.	66,337	5,687,734
Jack Henry & Associates, Inc.	3,688	69,224
Lexmark International, Inc. (b)	7,674	644,693
Maxtor Corp. (b)	7,574	39,385
National Instruments Corp.	3,550	107,459
NAVTEQ (b)	1,000	35,640
Network Appliance, Inc. (b)	18,437	424,051
SanDisk Corp. (b)	8,200	238,784
Solectron Corp. (b)	56,136	277,873
Storage Technology Corp. (b)	1,100	27,786
Symbol Technologies, Inc.	14,388	181,864
Western Digital Corp. (b)	2,800	24,612
Xerox Corp. (b)	3,500	49,280

		22,109,861

Computer Services - 1.72%
Acxiom Corp.	4,900	116,326
Affiliated Computer Services, Inc., Class - A (b)	5,095	283,639
Akamai Technologies, Inc. (b)	6,900	96,945
Amazon.com, Inc. (b)	17,500	715,050
Ask Jeeves, Inc. (b)	3,700	121,027
Automatic Data Processing, Inc.	29,750	1,229,270
Ceridian Corp. (b)	5,000	92,050
Cognizant Tech Solutions Corp. (b)	7,900	241,029
DST Systems, Inc. (b)	4,551	202,383
eBay, Inc. (b)	30,698	2,822,373
First Data Corp.	51,632	2,245,992
Fiserv, Inc. (b)	11,560	402,982
Google Inc., Class - A (b)	600	77,760
GTECH Holdings Corp.	7,300	184,836
IMS Health, Inc.	14,014	335,215
NCR Corp. (b)	4,600	228,114
SunGard Data Systems, Inc. (b)	15,145	359,997
Total System Services, Inc.	1,603	40,460
Unisys Corp. (b)	811	8,370
Verisign, Inc. (b)	10,463	208,004
WebMD Corp. (b)	8,997	62,619
Yahoo!, Inc. (b)	67,778	2,298,351
Zebra Technologies Corp., Class - A (b)	3,475	212,010

		12,584,802

Computer Software - 2.81%
Activision, Inc. (b)	7,200	99,864
Adobe Systems, Inc.	14,086	696,834
Autodesk, Inc.	7,000	340,410
BEA Systems, Inc. (b)	22,993	158,882
BMC Software, Inc. (b)	3,111	49,185
Cadence Design Systems, Inc. (b)	9,815	127,988
Citrix Systems, Inc. (b)	10,429	182,716
Computer Associates International, Inc.	27,500	723,250
Electronic Arts, Inc. (b)	17,556	807,400
Intuit, Inc. (b)	10,424	473,250
Macromedia, Inc. (b)	3,400	68,272
McAfee, Inc. (b)	7,600	152,760
Mercury Interactive Corp. (b)	5,677	198,014
Microsoft Corp.	433,609	11,989,288
Novell, Inc. (b)	23,900	150,809
Oracle Corp. (b)	199,988	2,255,864

PeopleSoft, Inc. (b)	2,009	39,879
Red Hat, Inc. (b)	10,100	123,624
Siebel Systems, Inc. (b)	20,438	154,103
Symantec Corp. (b)	18,294	1,003,975
Synopsys, Inc. (b)	9,620	152,285
Tibco Software, Inc. (b)	11,077	94,265
Veritas Software Corp. (b)	25,428	452,618

		20,495,535

Conglomerates - 0.58%
Corning, Inc. (b)	68,160	755,213
Dover Corp.	9,800	380,926
General Electric Co.	72,394	2,430,990
United Technologies Corp.	7,313	682,888

		4,250,017

Construction Services - 0.24%
American Standard Cos., Inc. (b)	11,014	428,554
Centex Corp.	3,700	186,702
D. R. Horton, Inc.	7,700	254,947
Florida Rock Industries, Inc.	450	22,046
Fluor Corp.	1,600	71,232
Hovnanian Enterprises, Inc., Class - A (b)	1,200	48,120
Hughes Supply, Inc.	1,200	36,084
Jacobs Engineering Group, Inc. (b)	2,800	107,212
Lennar Corp.	3,400	161,840
MDC Holdings, Inc.	600	43,860
NVR, Inc. (b)	321	176,871
Pulte Homes, Inc.	2,700	165,699
Ryland Group, Inc.	300	27,798
Toll Brothers, Inc. (b)	1,000	46,330

		1,777,295

Consumer Products - 1.91%
Alberto-Culver Co., Class - B	3,700	160,876
Black & Decker Corp.	4,100	317,504
Brunswick Corp.	3,400	155,584
Church & Dwight Co., Inc.	3,900	109,434
Clorox Co.	6,300	335,790
Colgate-Palmolive Co.	25,959	1,172,828
Energizer Holdings, Inc. (b)	2,300	106,030
Fortune Brands, Inc.	8,100	600,129
Kimberly-Clark Corp.	12,413	801,756
Maytag Corp.	2,104	38,650
Newell Rubbermaid, Inc.	1,000	20,040
Procter & Gamble Co.	138,709	7,506,930
The Estee Lauder Cos., Inc., Class - A	6,455	269,819
The Gillette Co.	54,958	2,293,947
The Scotts Co., Class - A (b)	200	12,830
Weight Watchers International, Inc. (b)	2,247	87,229

		13,989,376

Department Stores - 1.57%
Big Lots, Inc. (b)	2,255	27,579
Foot Locker, Inc.	2,900	68,730
Kohl’s Corp. (b)	17,674	851,710
Target Corp.	53,970	2,442,143
Wal-Mart Stores, Inc.	151,740	8,072,567

		11,462,729

Drugs - 5.78%
Abbott Laboratories	92,004	3,897,289
Allergan, Inc.	7,771	563,786
American Pharmaceuticals Partners, Inc. (b)	750	20,678
Amylin Pharmaceuticals, Inc. (b)	6,000	123,120
Andrx Corp. (b)	3,900	87,204
Barr Laboratories, Inc. (b)	5,402	223,805

Bristol-Myers Squibb Co.	33,620	795,785
Eli Lilly & Co.	57,533	3,454,857
Endo Pharmaceuticals Holdings, Inc. (b)	2,200	40,392
Eon Labs, Inc. (b)	1,000	21,700
Forest Laboratories, Inc., Class - A (b)	21,642	973,457
Genentech, Inc. (b)	25,974	1,361,557
IVAX Corp. (b)	11,368	217,697
Johnson & Johnson	175,599	9,891,492
Medicis Pharmaceutical Corp., Class - A	3,462	135,156
MedImmune, Inc. (b)	14,904	353,225
Merck & Co., Inc.	58,591	1,933,503
Millennium Pharmaceuticals, Inc. (b)	10,451	143,283
Mylan Laboratories, Inc.	16,118	290,124
NBTY, Inc. (b)	2,600	56,056
Neurocrine Biosciences, Inc. (b)	2,300	108,468
OSI Pharmaceuticals, Inc. (b)	2,700	165,942
Pfizer, Inc.	451,263	13,808,649
Schering-Plough Corp.	87,397	1,665,787
Sepracor, Inc. (b)	5,200	253,656
Watson Pharmaceuticals, Inc. (b)	1,405	41,391
Wyeth Corp.	42,135	1,575,849

		42,203,908

E-Commerce - 0.03%
IAC/InterActiveCorp (b)	9,847	216,831

Electric Utilities - 0.06%
AES Corp. (b)	38,030	379,920
Allegheny Energy, Inc. (b)	1,700	27,132

		407,052

Electronic Components & Instruments - 0.30%
Avid Technology, Inc. (b)	2,041	95,662
Beckman Coulter, Inc.	3,775	211,853
Danaher Corp.	13,912	713,406
Harman International Industries, Inc.	3,466	373,462
MEMC Electronic Materials, Inc. (b)	3,600	30,528
Mettler-Toledo International, Inc. (b)	1,644	77,630
Millipore Corp. (b)	3,055	146,182
Pall Corp.	500	12,240
PerkinElmer, Inc.	3,189	54,915
Thermo Electron Corp. (b)	5,800	156,716
Waters Corp. (b)	7,110	313,551

		2,186,145

Electronic Equipment - 0.42%
Agilent Technologies, Inc. (b)	25,907	558,814
American Power Conversion Corp.	6,100	106,079
AMETEK, Inc.	2,300	69,736
Amphenol Corp., Class - A (b)	4,300	147,318
Emerson Electric Co.	5,200	321,828
Fisher Scientific International, Inc. (b)	6,483	378,153
Jabil Circuit, Inc. (b)	9,955	228,965
JDS Uniphase Corp. (b)	83,200	280,384
Molex, Inc.	6,951	207,279
Polycom, Inc. (b)	3,100	61,442
Rockwell Automation, Inc.	7,300	282,510
Sanmina Corp. (b)	13,717	96,705
Tektronix, Inc.	4,600	152,950
Teradyne, Inc. (b)	12,012	160,961
Vishay Intertechnology, Inc. (b)	1,300	16,770

		3,069,894

Energy - 0.02%
CONSOL Energy, Inc.	3,600	125,604
Kinder Morgan, Inc.	780	49,000

		174,604

Entertainment - 0.17%
Blockbuster, Inc.	400	3,036
International Speedway Corp., Class - A	1,600	79,840
Marvel Enterprises, Inc. (b)	3,950	57,512
Netflix, Inc. (b)	1,700	26,214
The Walt Disney Co.	35,900	809,545
XM Satellite Radio Holdings, Inc., Class - A (b)	9,600	297,792

		1,273,939

Financial Services - 1.77%
Ambac Financial Group, Inc.	1,600	127,920
American Capital Strategies, Ltd.	1,200	37,608
American Express Co.	66,680	3,431,353
Ameritrade Holding Corp. (b)	14,500	174,145
Bank of New York Co., Inc.	5,697	166,181
BlackRock, Inc.	1,200	88,188
CapitalSource, Inc. (b)	3,100	69,254
Charles Schwab Corp.	52,059	478,422
CheckFree Corp. (b)	3,404	94,189
Doral Financial Corp.	5,214	216,225
E*Trade Group, Inc. (b)	12,900	147,318
Eaton Vance Corp.	4,186	169,073
Fannie Mae	57,134	3,622,295
Federated Investors, Inc.	4,620	131,393
First Marblehead Corp. (b)	800	37,120
Franklin Resources, Inc.	900	50,184
Freddie Mac	3,261	212,748
Fremont General Corp.	2,200	50,930
Friedman, Billings, Ramsey Group, Inc.	4,100	78,310
Goldman Sachs Group, Inc.	1,300	121,212
H & R Block, Inc.	10,372	512,584
Investors Financial Services Corp.	4,067	183,544
Legg Mason, Inc.	6,000	319,620
MoneyGram International, Inc.	1,744	29,788
Moody’s Corp.	7,405	542,416
Morgan Stanley Dean Witter & Co.	8,300	409,190
Nuveen Investments, Class - A	800	23,680
SEI Investments Co.	3,600	121,248
T. Rowe Price Group, Inc.	6,500	331,110
TCF Financial Corp.	7,546	228,568
The Chicago Mercantile Exchange	2,000	322,600
U.S. Bancorp	10,000	289,000
Viad Corp.	436	10,346
Waddell & Reed Financial, Inc.	5,343	117,546
Westcorp	600	25,512

		12,970,820

Food & Beverages - 2.27%
Anheuser-Busch Cos., Inc.	43,307	2,163,185
Brown-Forman Corp., Class - B	1,428	65,402
Campbell Soup Co.	7,000	184,030
Coca-Cola Co.	111,052	4,447,633
H.J. Heinz Co.	10,700	385,414
Hershey Foods Corp.	8,070	376,950
Kellogg Co.	8,400	358,344
McCormick & Co., Inc.	6,260	214,968
Pepsi Bottling Group, Inc.	8,339	226,404
PepsiCo, Inc.	95,278	4,635,274
Sara Lee Corp.	22,700	518,922
Starbucks Corp. (b)	23,281	1,058,354
Sysco Corp.	37,440	1,120,205
Whole Foods Market, Inc.	3,688	316,394
William Wrigley Jr., Co.	8,700	550,797

		16,622,276

Forest Products & Papers - 0.06%
Avery Dennison Corp.	6,570	432,175

Health Care - 0.75%
Accredo Health, Inc. (b)	2,300	54,211
Aetna, Inc.	2,800	279,804
AmerisourceBergen Corp.	1,941	104,251
Anthem, Inc. (b)	3,205	279,636
Cardinal Health, Inc.	25,230	1,104,316
Caremark Rx, Inc. (b)	15,625	501,094
Community Health Systems, Inc. (b)	980	26,146
Coventry Health Care, Inc. (b)	5,320	283,928
DaVita, Inc. (b)	6,092	189,766
Express Scripts, Inc. (b)	4,036	263,712
HCA, Inc.	10,958	418,048
Health Management Associates, Inc.	13,050	266,612
Laboratory Corp. of America Holdings (b)	8,000	349,760
Lincare Holdings, Inc. (b)	6,060	180,043
Manor Care, Inc.	4,433	132,813
McKesson Corp.	8,010	205,457
Omnicare, Inc.	5,260	149,174
Quest Diagnostics, Inc.	4,868	429,455
Renal Care Group, Inc. (b)	4,206	135,559
Triad Hospitals, Inc. (b)	1,400	48,216
Universal Health Services	1,200	52,200
WellChoice, Inc. (b)	100	3,733

		5,457,934

Hotels / Motels - 0.20%
Cendant Corp.	14,200	306,720
Choice Hotels International, Inc.	900	51,831
Hilton Hotels Corp.	19,600	369,264
Marriott International, Inc., Class - A	10,008	520,016
Starwood Hotels & Resorts Worldwide, Inc.	4,529	210,236

		1,458,067

Industrial Services - 0.63%
3M Co.	46,212	3,695,574
Donaldson Co., Inc.	4,800	136,272
Fastenal Co.	3,687	212,371
Gentex Corp.	4,730	166,165
Graco, Inc.	4,350	145,725
ITT Industries, Inc.	2,054	164,299
MSC Industrial Direct Co., Inc., Class - A	1,500	51,120
SPX Corp.	600	21,240

		4,592,766

Insurance - 1.80%
AFLAC, Inc.	26,933	1,056,043
American International Group, Inc.	90,837	6,176,008
Arthur J. Gallagher & Co.	5,269	174,562
Brown & Brown, Inc.	3,354	153,278
Genworth Financial, Inc. (b)	1,300	30,290
HCC Insurance Holdings, Inc.	1,100	33,165
Markel Corp. (b)	230	70,932
Marsh & McLennan Cos., Inc.	30,649	1,402,498
Radian Group, Inc.	1,600	73,968
The Progressive Corp.	2,100	177,975
Transatlantic Holding, Inc. (b)	125	6,794
UnitedHealth Group, Inc.	39,411	2,906,167
Unitrin, Inc.	900	37,413
W.R. Berkley Corp.	150	6,324
Wellpoint Health Networks, Inc. (b)	8,104	851,649

		13,157,066

Machinery - 0.41%
Caterpillar, Inc.	15,300	1,230,885

Deere & Co.	6,300	406,665
Illinois Tool Works, Inc.	14,700	1,369,599

		3,007,149

Manufacturing - 0.03%
Briggs & Stratton Corp.	1,100	89,320
Harsco Corp.	700	31,430
Roper Industries, Inc.	2,100	120,666

		241,416

Media - 0.77%
Belo (A.H.) Corp.	2,800	63,112
Cablevision Systems-New York Group - Class - A (b)	9,200	186,576
Citadel Broadcasting Co. (b)	1,800	23,076
Clear Channel Communications, Inc.	13,800	430,146
Cox Communications, Inc., Class - A (b)	8,300	274,979
Cox Radio, Inc. (b)	800	11,936
Dex Media, Inc. (b)	1,100	23,287
DirecTV Group, Inc. (b)	33,670	592,255
Dow Jones & Co., Inc.	3,616	146,846
EchoStar Communications Corp. (b)	13,420	417,630
Entercom Communications Corp. (b)	1,014	33,117
Fox Entertainment Group, Inc. (b)	3,056	84,773
Gemstar-TV Guide International, Inc. (b)	6,347	35,861
Liberty Media Corp., Class - A (b)	76,200	664,464
Liberty Media International, Inc. (b)	5,004	166,943
Media General, Inc., Class - A	500	27,975
Meredith Corp.	2,300	118,174
Pixar Animation Studios, Inc. (b)	1,489	117,482
Radio One, Inc. (b)	1,500	21,345
The E.W. Scripps Co.	3,896	186,151
Time Warner, Inc. (b)	48,500	782,790
UnitedGlobalCom, Inc. (b)	17,512	130,815
Univision Communications, Inc. (b)	8,419	266,125
Viacom, Inc., Class - B	23,111	775,605
Westwood One, Inc. (b)	4,058	80,227

		5,661,690

Medical Products - 2.16%
Bausch & Lomb, Inc.	2,100	139,545
Baxter International, Inc.	32,637	1,049,606
Becton, Dickinson & Co.	14,888	769,710
Biogen Idec, Inc. (b)	18,927	1,157,765
Biomet, Inc.	14,968	701,700
Boston Scientific Corp. (b)	38,674	1,536,517
C.R. Bard, Inc.	6,200	351,106
Charles River Laboratories International, Inc. (b)	2,931	134,240
Cooper Cos., Inc.	2,000	137,100
Covance, Inc. (b)	3,900	155,883
Cytyc Corp. (b)	6,800	164,220
Dade Behring Holding, Inc. (b)	2,000	111,436
Dentsply International, Inc.	4,845	251,649
Edwards Lifesciences Corp. (b)	3,800	127,300
Guidant Corp.	18,391	1,214,542
Henry Schein, Inc. (b)	2,400	149,544
Hillenbrand Industry, Inc.	700	35,371
IDEXX Laboratories, Inc. (b)	2,200	111,628
Inamed Corp. (b)	1,900	90,573
Kinetic Concepts, Inc. (b)	1,200	63,060
Medtronic, Inc.	71,656	3,718,945
MGI Pharma, Inc. (b)	4,500	120,105
PacifiCare Health Systems, Inc. (b)	900	33,030
Patterson Cos., Inc. (b)	3,696	282,966
ResMed, Inc. (b)	2,200	104,742
Respironics, Inc. (b)	2,200	117,568

St. Jude Medical, Inc. (b)	10,410	783,561
Stryker Corp.	16,860	810,629
Varian Medical Systems, Inc. (b)	8,200	283,474
Zimmer Holdings, Inc. (b)	14,270	1,127,901

		15,835,416

Metals - 0.25%
Alcoa, Inc.	33,000	1,108,470
Freeport-McMoRan Copper & Gold, Inc., Class - B	9,200	372,600
Nucor Corp.	2,400	219,288
Southern Peru Copper Corp.	300	15,498
Timken Co.	1,600	39,392
Worthington Industries, Inc.	2,600	55,510

		1,810,758

Mining - 0.10%
Arch Coal, Inc.	1,000	35,490
Newmont Mining Corp.	15,281	695,744

		731,234

Office Furnishings - 0.02%
HNI Corp.	3,600	142,488

Oil & Gas - 0.62%
Baker Hughes, Inc.	19,610	857,349
BJ Services Co.	9,500	497,895
Burlington Resources, Inc.	3,000	122,400
Cooper Cameron Corp. (b)	579	31,752
Diamond Offshore Drilling, Inc.	2,200	72,578
Ensco International, Inc.	5,200	169,884
FMC Technologies, Inc. (b)	4,200	140,280
Grant Prideco, Inc. (b)	7,655	156,851
Halliburton Co.	25,900	872,572
National-Oilwell, Inc. (b)	3,547	116,554
Newfield Exploration Co. (b)	1,906	116,723
Patina Oil & Gas Corp.	4,500	133,065
Patterson-UTI Energy, Inc.	9,496	181,089
Pogo Producing Co.	600	28,470
Pride International, Inc. (b)	3,714	73,500
Rowan Cos., Inc. (b)	2,846	75,134
Smith International, Inc. (b)	6,260	380,170
Varco International, Inc. (b)	600	16,092
XTO Energy, Inc.	15,185	493,209

		4,535,567

Packaging - 0.07%
Ball Corp.	3,600	134,748
Pactiv Corp. (b)	6,400	148,800
Sealed Air Corp. (b)	4,346	201,437

		484,985

Pharmaceuticals - 0.03%
Medco Health Solutions, Inc. (b)	7,108	219,637

Publishing & Printing - 0.24%
Harte-Hanks, Inc.	2,756	68,928
John Wiley & Sons, Inc.	3,100	99,045
Knight-Ridder, Inc.	900	58,905
McGraw-Hill Cos., Inc.	11,213	893,564
New York Times Co., Class - A	8,100	316,710
The Washington Post Co., Class - B	334	307,280

		1,744,432

Real Estate - 0.03%
IndyMac Bancorp, Inc.	1,300	47,060
The St. Joe Co.	3,363	160,651

		207,711

Real Estate Investment Trusts - 0.08%
Catellus Development Corp.	6,300	167,013
CBL & Associates Properties, Inc.	400	24,380

Chelsea Property Group, Inc.	700	46,970
General Growth Properties, Inc.	1,300	40,300
Regency Centers Corp.	1,900	88,331
The Mills Corp.	1,000	51,870
Ventas, Inc.	2,200	57,024
Weingarten Realty Investors	4,300	141,943

		617,831

Rental & Leasing - 0.01%
Rent-A-Center, Inc. (b)	3,000	77,580

Restaurants - 0.21%
Applebee’s International, Inc.	5,192	131,254
Brinker International, Inc. (b)	5,500	171,325
Darden Restaurants, Inc.	4,564	106,432
Outback Steakhouse, Inc.	3,500	145,355
Ruby Tuesday, Inc.	4,196	116,943
The Cheesecake Factory, Inc. (b)	3,222	139,835
Wendy’s International, Inc.	718	24,125
YUM! Brands, Inc.	17,100	695,285

		1,530,554

Retail - Specialty - 2.54%
7-Eleven, Inc. (b)	1,200	23,976
Advance Auto Parts, Inc. (b)	4,600	158,240
AnnTaylor Stores Corp. (b)	2,200	51,480
AutoZone, Inc. (b)	3,540	273,465
Avon Products, Inc.	27,600	1,205,568
Barnes & Noble, Inc. (b)	300	11,100
Bed Bath & Beyond, Inc. (b)	17,669	655,697
Best Buy Co., Inc.	15,622	847,337
CarMax, Inc. (b)	6,451	139,019
Chico’s FAS, Inc. (b)	5,434	185,843
Circuit City Stores, Inc.	1,600	24,544
Claire’s Stores, Inc.	5,100	127,704
Costco Wholesale Corp.	1,400	58,184
CVS Corp.	2,900	122,177
Dollar General Corp.	17,600	354,640
Dollar Tree Stores, Inc. (b)	6,972	187,895
Family Dollar Stores, Inc.	9,105	246,746
Fossil, Inc. (b)	1,900	58,786
Harley-Davidson, Inc.	17,337	1,030,511
Herman Miller, Inc.	4,568	112,601
Home Depot, Inc.	121,200	4,751,041
Leggett & Platt, Inc.	4,580	128,698
Lowe’s Cos., Inc.	46,489	2,526,677
Mattel, Inc.	11,300	204,869
Michaels Stores, Inc.	4,132	244,656
Nordstrom, Inc.	4,500	172,080
O’Reilly Automotive, Inc. (b)	3,100	118,699
Pacific Sunwear of California, Inc. (b)	4,900	103,145
Petco Animal Supplies, Inc. (b)	2,000	65,320
PETsMART, Inc.	8,690	246,709
Pier 1 Imports, Inc.	1,900	34,352
RadioShack Corp.	9,689	277,493
Regis Corp.	1,000	40,220
Rite Aid Corp. (b)	24,500	86,240
Sherwin-Williams Co.	700	30,772
Staples, Inc.	29,200	870,744
Tiffany & Co.	8,881	273,002
Urban Outfitters, Inc. (b)	2,928	100,723
Walgreen Co.	60,622	2,172,086
Williams-Sonoma, Inc. (b)	5,673	213,021

		18,536,060

Schools - 0.17%
Apollo Group, Inc., Class - A (b)	9,031	662,604
Career Education Corp. (b)	6,200	176,266
Corinthian Colleges, Inc. (b)	6,000	80,880
DeVry, Inc. (b)	3,000	62,130
Education Management Corp. (b)	4,600	122,544
ITT Educational Services, Inc. (b)	2,400	86,520
Laureate Education, Inc. (b)	1,400	52,108

		1,243,052

Security System/Services - 0.01%
The Brink’s Co.	3,441	103,815

Semiconductors - 2.53%
Advanced Micro Devices, Inc. (b)	11,927	155,051
Agere Systems, Inc., Class - B (b)	109,500	111,690
Altera Corp. (b)	22,295	436,313
Amkor Technology, Inc. (b)	4,800	17,520
Analog Devices, Inc.	22,127	858,085
Applied Materials, Inc. (b)	100,112	1,650,847
Applied Micro Circuits Corp. (b)	5,700	17,841
Atmel Corp. (b)	26,813	97,063
Broadcom Corp., Class - A (b)	14,841	405,011
Conexant Systems, Inc. (b)	12,200	19,642
Cree, Inc. (b)	3,900	119,067
Cypress Semiconductor Corp. (b)	5,843	51,652
Fairchild Semiconductor International, Inc. (b)	3,184	45,117
Freescale Semiconductor, Class - A (b)	3,200	45,760
Integrated Circuit Systems, Inc. (b)	3,823	82,195
Intel Corp.	382,685	7,676,661
International Rectifier Corp. (b)	2,971	101,905
Intersil Corp., Class - A	4,173	66,476
KLA-Tencor Corp. (b)	11,700	485,316
Lam Research Corp. (b)	8,299	181,582
Linear Technology Corp.	18,264	661,887
LSI Logic Corp. (b)	8,250	35,558
Maxim Integrated Products, Inc.	18,938	800,888
Microchip Technology, Inc.	12,462	334,480
Micron Technology, Inc. (b)	16,600	199,698
National Semiconductor Corp. (b)	21,600	334,584
Novellus Systems, Inc. (b)	6,017	159,992
NVIDIA Corp. (b)	10,400	151,008
PMC-Sierra, Inc. (b)	11,587	102,081
QLogic Corp. (b)	5,000	148,050
Rambus, Inc. (b)	4,200	65,898
Semtech Corp. (b)	4,800	92,016
Silicon Laboratories, Inc. (b)	2,500	82,725
Texas Instruments, Inc.	102,395	2,178,966
Xilinx, Inc.	20,395	550,665

		18,523,290

Telecommunications - 1.36%
AT&T Wireless Services, Inc. (b)	65,714	971,253
IDT Corp., Class - B (b)	1,100	16,533
IDT Corp., Class - C (b)	1,500	21,870
Level 3 Communications, Inc. (b)	43,400	112,406
Motorola, Inc.	138,667	2,501,553
Nextel Communications, Inc., Class - A (b)	60,137	1,433,666
Nextel Partners, Inc. (b)	7,900	130,982
NII Holdings, Inc. (b)	3,600	148,356
Plantronics, Inc.*	2,600	112,424
QUALCOMM, Inc.	95,720	3,736,908
Spectrasite, Inc. (b)	2,500	116,250
Sprint Corp. - FON Group	18,757	377,578
Telephone and Data Systems, Inc.	1,400	117,838
United States Cellular Corp. (b)	200	8,630

UTStarcom, Inc. (b)	3,914	63,055
Western Wireless Corp., Class - A (b)	4,100	105,411

		9,974,713

Textile Products - 0.02%
Mohawk Industries Co. (b)	1,653	131,232

Transportation & Shipping - 0.73%
C.H. Robinson Worldwide, Inc.	5,157	239,233
CNF, Inc.	700	28,693
Expeditors International of Washington, Inc.	6,264	323,849
FedEx Corp.	13,300	1,139,677
J.B. Hunt Transport Services, Inc.	3,600	133,704
JetBlue Airways Corp. (b)	5,727	119,809
Polaris Industries, Inc.	2,294	128,051
Ryder System, Inc.	1,500	70,560
Sirva, Inc. (b)	1,000	22,900
Southwest Airlines Co.	37,000	503,940
Tidewater, Inc.	1,981	64,482
United Parcel Service, Inc., Class - B	33,841	2,569,208

		5,344,106

Veterinary Diagnostics - 0.01%
VCA Antech, Inc. (b)	3,000	61,890

Waste Disposal - 0.12%
Allied Waste Industries, Inc. (b)	7,961	70,455
Stericycle, Inc. (b)	2,200	100,980
Waste Management, Inc.	27,000	738,180

		909,615

		312,615,262

Total Common Stocks (Cost $625,561,502)		714,140,381

U.S. Treasury Bills - 0.07%

SSgA Funds Management, Inc. - 0.07%

U.S. Treasury Bill - 0.07%
United States Treasury Bills, 1.54%, 12/9/04	495,000	493,458

Total U.S. Treasury Bills (Cost $493,482)		493,458

Short-Term Investments - 0.96%

SSgA Funds Management, Inc. - 0.96%

Money Market Mutual Fund - 0.96%
Alliance Money Market Fund Prime Portfolio	7,039,220	7,039,220

Total Short-Term Investments (Cost $7,039,220)		7,039,220

	Rate	Maturity Date	Principal Amount	Value
Short Term Investments - 1.40%

Jennison Associates LLC - 1.40%

Commercial Paper - 1.40%
American Express, 1.73%, 10/1/04	1.73%	10/1/04	$5,431,000	$5,431,000
General Electric, 1.80%, 10/1/04	1.80	10/1/04	4,788,000	4,788,000

				10,219,000

Time Deposit - 0.00%
Eurodollar Time Deposit, 1.01%, 10/1/04	1.01	10/1/04	181	181

Total Short Term Investments (Cost $10,219,181)				10,219,181

Total Investments (Cost $643,313,385) (a) - 100.02%				731,892,240
Liabilities in excess of other assets - (0.02)%				(155,608)

NET ASSETS - 100.00%				$731,736,632

Percentages indicated are based on net assets of $731,736,632.

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $22,097,567. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$81,397,947
Unrealized depreciation	(14.916.659)

Net unrealized appreciation	$66,481,288

Futures

Number of Contracts	Future Contracts Long	Market Value	Expiration Date	Unrealized gain/(loss)
	SSgA Funds Management, Inc.
37	S&P E-Mini MidCap Future	$2,062,750	December 2004	$(17,521)
9	Russell 1000 Growth Future	2,040,750	December 2004	(30,663)
53	NASDAQ E-Mini Future	1,502,550	December 2004	(473)
7	Russell 1000 Future	2,085,300	December 2004	(15,074)

				$(63,731)

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments

September 30, 2004

(Unaudited)

	Shares	Value
Common Stocks - 91.85%
Frontier Capital Management Co. - 35.20%
Aerospace - 0.34%
BFGoodrich Corp.	64,000	$2,007,040

Agriculture - 0.53%
Delta Pine & Land Co.	117,400	3,140,450

Auction House - 0.53%
Sotheby’s Holdings, Inc., Class - A (b)	198,500	3,120,420

Audio/Video Products - 0.40%
Digital Theater Systems, Inc. (b)	94,240	1,719,880
TiVo, Inc. (b)	98,000	648,760

		2,368,640

Auto Parts - 0.65%
Autoliv, Inc.	63,500	2,565,400
Goodyear Tire & Rubber Co. (b)	117,300	1,259,802

		3,825,202

Biotechnology - 0.18%
EXACT Sciences Corp. (b)	99,110	327,063
Millipore Corp. (b)	15,300	732,105

		1,059,168

Broadcasting - 0.54%
Emmis Communications Corp., Class - A (b)	146,600	2,647,596
Entercom Communications Corp. (b)	16,700	545,422

		3,193,018

Business Equipment - 0.37%
Diebold, Inc.	27,900	1,302,930
Polycom, Inc. (b)	45,500	901,810

		2,204,740

Chemicals - 0.41%
Cambrex Corp.	68,700	1,507,965
FMC Corp. (b)	18,600	903,402

		2,411,367

Coal - 0.29%
Massey Energy Co.	58,400	1,689,512

Communications Technology - 0.82%
Arris Group, Inc. (b)	141,700	739,674
Concord Communications, Inc. (b)	35,200	314,160
Harmonic, Inc. (b)	79,400	528,010
Harris Corp.	12,300	675,762
LCC International, Inc., Class - A (b)	206,500	656,670
RF Micro Devices, Inc. (b)	79,800	505,932
Sonus Networks, Inc. (b)	209,100	1,177,233
Terayon Communication Systems, Inc. (b)	119,400	253,128

		4,850,569

Computer Equipment - 0.64%
Electronics for Imaging, Inc. (b)	32,700	531,048
Komag, Inc. (b)	166,600	2,315,740
Western Digital Corp. (b)	106,400	935,256

		3,782,044

Computer Services - 0.21%
PEC Solutions, Inc. (b)	22,800	267,216
Perot Systems Corp., Class - A (b)	62,200	998,932

		1,266,148

Computer Software - 0.65%
Ansoft Corp. (b)	95,800	1,523,220
Informatica Corp. (b)	115,700	676,845
Wind River Systems, Inc. (b)	134,200	1,637,240

		3,837,305

Computer Software & Services - 1.47%
Andrew Corp. (b)	30,100	368,424
BEA Systems, Inc. (b)	153,500	1,060,685
Insight Enterprises, Inc. (b)	70,400	1,185,536
iPass, Inc. (b)	62,400	373,776
Maxtor Corp. (b)	138,000	717,600
Mercury Computer Systems, Inc. (b)	66,300	1,784,796
SafeNet, Inc. (b)	66,400	1,751,632
Vastera, Inc. (b)	323,900	573,303
WebEx Communications, Inc. (b)	39,500	861,890

		8,677,642

Construction - 1.46%
Chicago Bridge & Iron Co.	113,700	3,409,863
Fluor Corp.	81,700	3,637,284
Jacobs Engineering Group, Inc. (b)	41,700	1,596,693

		8,643,840

Consumer Discretionary - 0.08%
Sabre Holdings Corp.	20,000	490,600

Consumer Products & Services - 0.69%
ARAMARK Corp., Class - B	57,700	1,392,878
Hasbro, Inc.	104,900	1,972,120
ValueVision Media, Inc., Class - A (b)	52,900	708,331

		4,073,329

Containers & Packaging - 0.96%
Crown Holdings, Inc. (b)	318,900	3,287,859
Smurfit-Stone Container Corp. (b)	122,400	2,370,888

		5,658,747

Control & Filter Services - 0.10%
Watts Industries, Inc., Class - A	22,000	590,700

E-Commerce - 0.29%
ebookers PLC - ADR (b)	211,400	1,695,428

Electrical & Electronics - 3.46%
Anaren Microwave, Inc. (b)	42,100	566,666
Artesyn Technologies, Inc. (b)	222,800	2,223,544
C&D Technologies, Inc.	59,300	1,127,886
Cypress Semiconductor Corp. (b)	65,600	579,904
GrafTech International, Ltd. (b)	309,000	4,310,550
Harman International Industries, Inc.	40,200	4,331,550
LoJack Corp. (b)	242,000	2,710,400
LSI Logic Corp. (b)	84,200	362,902
Orbital Sciences Corp. (b)	90,873	1,037,770
Powerwave Technologies, Inc. (b)	79,400	489,104
Synopsys, Inc. (b)	30,300	479,649
Trimble Navigation, Ltd. (b)	72,685	2,296,846

		20,516,771

Electronic Components & Instruments - 2.55%
Actel Corp. (b)	33,000	501,600
Agere Systems Inc., Class - A (b)	248,800	261,240
Cree, Inc. (b)	33,000	1,007,490
ESS Technology, Inc. (b)	73,100	500,735
Genesis Microchip, Inc. (b)	61,100	824,850
Integrated Circuit Systems, Inc. (b)	22,200	477,300
Integrated Device Technology, Inc. (b)	54,000	514,620
Intersil Holding Corp.	43,300	689,769
Microsemi Corp. (b)	133,200	1,878,120
National Semiconductor Corp. (b)	108,800	1,685,312
PMC-Sierra, Inc. (b)	128,300	1,130,323
Power Integrations, Inc. (b)	27,800	567,954

SBS Technologies, Inc. (b)	110,700	1,350,540
Semtech Corp. (b)	41,300	791,721
Skyworks Solutions, Inc. (b)	88,700	842,650
STATS ChipPAC, Ltd. - ADR (b)	171,651	1,026,473
Transmeta Corp. (b)	337,300	424,998
Zoran Corp. (b)	41,397	650,761

		15,126,456

Energy - 0.10%
QUANTUM Fuel Systems Technologies Worldwide, Inc. (b)	104,770	570,997

Energy Equipment & Services - 1.41%
Core Laboratories NV (b)	67,400	1,657,366
ENSCO International, Inc.	40,638	1,327,643
GlobalSantaFe Corp.	18,800	576,220
National-Oilwell, Inc. (b)	54,300	1,784,298
Noble Corp. (b)	34,300	1,541,785
Transocean Sedco Forex, Inc. (b)	39,700	1,420,466

		8,307,778

Entertainment - 0.08%
Netflix, Inc. (b)	29,900	461,058

Fertilizers - 0.27%
IMC Global, Inc. (b)	90,100	1,566,839

Financial Services - 1.71%
Ameritrade Holdings Corp. (b)	72,500	870,725
CheckFree Corp. (b)	49,500	1,369,665
E*Trade Group, Inc. (b)	139,000	1,587,380
Portfolio Recovery Associates, Inc. (b)	41,400	1,216,746
Ritchie Bros. Auctioneers, Inc.	94,000	2,881,100
TNS, Inc. (b)	17,100	331,740
Waddell & Reed Financial, Inc.	83,600	1,839,200

		10,096,556

Health Care - 1.74%
Cross Country Healthcare, Inc. (b)	59,100	916,050
Eclipsys Corp. (b)	131,600	2,052,960
Express Scripts, Inc., Class - A (b)	22,500	1,470,150
InterMune, Inc. (b)	25,900	305,361
Matria Healthcare, Inc. (b)	47,600	1,347,556
OCA, Inc. (b)	146,400	693,936
Pall Corp.	54,100	1,324,368
PAREXEL International Corp. (b)	66,900	1,311,240
Regeneration Technologies, Inc. (b)	106,500	854,130

		10,275,751

Industrial Products - 0.18%
Northwest Pipe Co. (b)	61,700	1,070,495

Insurance - 0.56%
Assured Guaranty, Ltd.	68,900	1,147,874
HCC Insurance Holdings, Inc.	43,200	1,302,480
The PMI Group, Inc.	20,900	848,122

		3,298,476

Internet Content - 0.20%
Harris Interactive, Inc. (b)	178,800	1,178,292

Machinery - 0.12%
Timken Co.	28,570	703,393

Medical Supplies - 0.05%
Osteotech, Inc. (b)	72,700	286,438

Medical Systems - 0.79%
BioLase Technology, Inc.	25,700	209,712
Endocardial Solutions, Inc. (b)	163,700	1,894,009
Omnicell, Inc. (b)	96,300	1,273,086
STERIS Corp. (b)	59,600	1,307,624

		4,684,431

Metals - 1.51%
Allegheny Technologies, Inc.	112,950	2,061,338

Coeur d’Alene Mines Corp. (b)	96,800	458,832
Freeport-McMoRan Copper & Gold, Inc., Class - B	41,200	1,668,600
Intermagnetics General Corp. (b)	25,950	600,743
Kaydon Corp.	81,500	2,344,754
Reliance Steel & Aluminum Co.	21,400	849,580
RTI International Metals, Inc. (b)	47,700	923,949

		8,907,796

Oil & Gas - 2.17%
Ashland, Inc.	36,400	2,041,312
Devon Energy Corp.	29,581	2,100,547
Maverick Tube Corp. (b)	36,500	1,124,565
Pioneer Natural Resources Co.	20,700	713,736
Premcor, Inc. (b)	48,830	1,879,955
Remington Oil & Gas (b)	20,700	543,375
Talisman Energy, Inc. (b)	130,500	3,379,950
Willbros Group, Inc. (b)	73,900	1,101,849

		12,885,289

Packaging - 0.60%
Packaging Corp. of America	98,400	2,407,848
Pactiv Corp. (b)	50,060	1,163,895

		3,571,743

Pharmaceuticals - 0.80%
ICON PLC - ADR (b)	15,300	503,523
Impax Laboratories, Inc. (b)	106,400	1,634,304
IVAX Corp. (b)	48,500	928,775
Pharmaceutical Product Development, Inc. (b)	46,400	1,670,400

		4,737,002

Pollution Control - 0.57%
Bennett Evnironmental, Inc. (b)	291,900	1,444,905
Republic Services, Inc.	65,300	1,943,328

		3,388,233

Production Technology - 0.37%
Lam Research Corp. (b)	23,300	509,804
Sanmina-SCI Corp. (b)	129,400	912,270
Teradyne, Inc. (b)	54,900	735,660

		2,157,734

Railroads - 0.39%
Wabtec Corp.	122,126	2,282,535

Restaurants - 0.39%
Panera Bread Co., Class - A (b)	26,200	983,548
Triarc Cos., Inc., Class - A	37,600	429,768
Triarc Cos., Inc., Class - B	75,200	862,544

		2,275,860

Retail - 1.11%
CarMax, Inc. (b)	83,600	1,801,580
Circuit City Stores, Inc.	67,800	1,040,052
Dollar Tree Stores, Inc. (b)	110,600	2,980,670
Tweeter Home Entertainment Group, Inc. (b)	128,300	724,895

		6,547,197

Shipping - 0.40%
Kirby Corp. (b)	58,500	2,348,775

Technology - 0.38%
ATMI, Inc. (b)	51,700	1,058,816
Hutchinson Technology, Inc. (b)	45,400	1,213,542

		2,272,358

Textile Manufacturing - 0.11%
Unifi, Inc. (b)	273,600	623,808

Transportation - 1.17%
EGL, Inc. (b)	62,700	1,897,302
Kansas City Southern (b)	66,300	1,005,771
Landstar System, Inc. (b)	47,700	2,799,036
Swift Transportation Co., Inc. (b)	73,800	1,241,316

		6,943,425

Utilities - 0.40%
Citizens Communications Co.	108,600	1,454,154
Western Gas Resources, Inc.	32,200	920,598

		2,374,752

		208,046,147

Geewax, Terker & Co. - 30.07%
Advertising - 0.21%
ValueClick, Inc. (b)	128,800	1,215,872

Aerospace/Defense - 0.62%
Moog, Inc. (b)	56,900	2,065,470
Orbital Sciences Corp. (b)	141,500	1,615,930

		3,681,400

Auto Related - 0.08%
Group 1 Automotive, Inc. (b)	17,600	480,128

Banking - 2.13%
Bank of the Ozarks, Inc.	69,140	2,055,531
Capitol Bancorp, Ltd.	62,050	1,820,547
City Holding Co.	19,100	628,199
First BanCorp.	34,200	1,651,860
First Place Financial Corp.	3,800	76,000
Flagstar Bancorp, Inc.	57,450	1,222,536
MAF Bancorp, Inc.	13,800	595,194
MB Financial, Inc.	1,000	39,640
NetBank, Inc.	68,700	687,687
Southwest Bancorp, Inc.	897	19,779
Sterling Financial Corp. (b)	38,365	1,351,983
Umpqua Holdings Corp.	55,800	1,258,848
WSFS Financial Corp.	23,628	1,181,400
Yardville National Bancorp	726	21,127

		12,610,331

Business Services - 0.41%
Brady Corp., Class - A	11,800	575,486
MPS Group, Inc. (b)	185,300	1,558,373
PDI, Inc. (b)	10,100	272,599

		2,406,458

Casinos & Gaming - 0.24%
Aztar Corp. (b)	54,500	1,444,250

Chemicals - 0.34%
Airgas, Inc.	43,300	1,042,231
Cytec Industries, Inc.	20,000	979,000

		2,021,231

Commercial Services - 0.38%
NCO Group, Inc. (b)	20,000	539,000
URS Corp. (b)	51,600	1,376,688
Washington Group International, Inc. (b)	9,898	342,669

		2,258,357

Communications Technology - 0.90%
Andrew Corp. (b)	186,400	2,281,536
Comtech Telecommunications Corp. (b)	36,875	999,313
Ditech Communications Corp. (b)	78,300	1,753,137
TALK America Holdings, Inc. (b)	51,754	270,673

		5,304,659

Computer Services - 0.13%
Aspen Technology, Inc. (b)	86,800	606,732
Silicon Storage Technology, Inc. (b)	25,420	161,925

		768,657

Computer Software - 0.46%
Activision, Inc. (b)	68,200	945,934
SonicWALL, Inc. (b)	177,300	1,198,548
SYNNEX Corp. (b)	33,500	592,950

		2,737,432

Consumer Products & Services - 1.49%
American Greetings Corp., Class - A	19,841	498,406
Central Garden & Pet Co. (b)	53,400	1,635,108
Chiquita Brands International, Inc. (b)	118,000	2,054,380
Elizabeth Arden, Inc. (b)	4,800	101,088
Jarden Corp. (b)	76,000	2,773,240
John B. Sanfilippo & Son, Inc. (b)	17,700	463,740
Kellwood Co.	11,600	422,820
The Warnaco Group, Inc. (b)	37,400	831,402

		8,780,184

Correctional Services & Facilities - 0.22%
Corrections Corp. of America (b)	36,200	1,280,032

Distribution - 0.88%
Brightpoint, Inc. (b)	33,900	583,080
Hughes Supply, Inc.	84,600	2,543,922
Watsco, Inc.	20,300	609,609
WESCO International, Inc. (b)	59,300	1,438,025

		5,174,636

Electric Utilities - 0.11%
Empire District Electric Co.	30,500	626,775

Electronic Components & Instruments - 0.86%
Benchmark Electronics, Inc. (b)	14,450	430,610
Ceradyne, Inc. (b)	35,600	1,563,196
General Cable Corp. (b)	34,800	370,272
Integrated Device Technology, Inc. (b)	28,000	134,680
KEMET Corp. (b)	79,300	641,537
Photronics, Inc. (b)	34,095	566,659
TTM Technologies, Inc. (b)	71,844	638,693
Watts Industries, Inc., Class - A	26,700	716,895

		5,062,542

Energy - 0.03%
Quantum Fuel Systems Technologies Worldwide, Inc. (b)	31,173	169,893

Entertainment - 0.45%
Carmike Cinemas, Inc.	12,773	449,737
Gaylord Entertainment Co. (b)	71,400	2,213,400

		2,663,137

Financial Services - 0.72%
Advanta Corp., Class - B	11,502	278,233
ASTA Funding, Inc.	13,175	213,303
Encore Capital Group, Inc. (b)	26,600	501,410
Irwin Financial Corp.	13,700	353,734
New Century Financial Corp.	33,900	2,041,459
QC Holdings, Inc. (b)	2,400	38,232
S1 Corp. (b)	87,300	696,654
United PanAm Financial Corp. (b)	7,823	140,853

		4,263,878

Footwear - 0.14%
Brown Shoe Company, Inc.	30,100	754,306
Steven Madden, Ltd. (b)	5,700	100,605

		854,911

Forest Products & Papers - 0.25%
Albany International Corp., Class - A	37,000	1,102,970
Buckeye Technologies, Inc. (b)	35,100	391,365

		1,494,335

Health Care - 0.67%
Beverly Enterprises, Inc. (b)	180,500	1,366,385
Genesis HealthCare Corp. (b)	8,200	249,362
Kindred Healthcare, Inc. (b)	96,844	2,362,994

		3,978,741

Homebuilders - 1.52%
Beazer Homes USA, Inc.	30,475	3,257,473
Dominion Homes, Inc. (b)	31,600	752,712

M/I Homes, Inc.	19,800	840,312
NCI Building Systems, Inc. (b)	16,100	513,590
Standard-Pacific Corp.	28,900	1,629,093
WCI Communities, Inc. (b)	84,600	1,971,180

		8,964,360

Hotels & Lodging - 0.22%
La Quinta Corp. (b)	169,400	1,321,320

Information Technology - 0.04%
C-COR.net Corp. (b)	28,900	244,205

Insurance - 1.98%
American Equity Investment Life Holding Co.	44,700	424,203
American Medical Security Group, Inc. (b)	3,800	121,562
AmerUs Group Co.	77,400	3,173,400
CNA Surety Corp. (b)	63,400	672,040
Delphi Financial Group, Inc., Class - A	48,800	1,960,296
Penn-America Group, Inc.	129,900	1,767,939
ProAssurance Corp. (b)	58,400	2,045,168
Selective Insurance Group, Inc.	24,100	896,520
Universal American Financial Corp. (b)	49,600	641,328

		11,702,456

Manufacturing - 3.19%
Applied Films Corp. (b)	12,600	226,926
Barnes Group, Inc.	19,900	546,653
Briggs & Stratton Corp.	39,800	3,231,760
Cascade Corp.	6,000	166,560
Furniture Brands International, Inc.	59,200	1,484,736
IDEX Corp.	25,600	869,376
Joy Global, Inc.	95,800	3,293,603
Nordson Corp.	44,500	1,527,685
Oshkosh Truck Corp.	15,300	873,018
Terex Corp. (b)	49,700	2,156,980
Toro Co.	29,400	2,008,020
Trinity Industries, Inc.	79,600	2,481,132

		18,866,449

Medical Supplies - 1.02%
Cooper Cos., Inc.	28,800	1,974,240
Dade Behring Holdings, Inc. (b)	24,200	1,348,376
Intuitive Surgical, Inc. (b)	15,200	376,200
Microtek Medical Holdings, Inc. (b)	100,900	318,844
PolyMedica Corp.	33,000	1,016,400
PSS World Medical, Inc. (b)	81,200	815,248
Wilson Greatbatch Technologies, Inc. (b)	11,400	203,946

		6,053,254

Natural Gas Utilities - 0.12%
New Jersey Resources Corp.	17,000	703,800

Oil & Gas - 3.38%
Callon Petroleum Co. (b)	41,300	523,684
Encore Acquisition Co. (b)	67,000	2,311,500
Energy Partners, Ltd. (b)	27,600	449,328
Giant Industries, Inc. (b)	10,500	255,150
Houston Exploration Co. (b)	25,300	1,501,555
KCS Energy, Inc. (b)	302,300	4,204,992
Patina Oil & Gas Corp.	55,500	1,641,135
Penn Virginia Corp.	41,300	1,635,067
Plains Exploration & Production Co. (b)	33,200	792,152
Southern Union Co. (b)	92,480	1,895,840
Swift Energy Co. (b)	83,500	2,000,660
Tesoro Petroleum Corp. (b)	28,600	844,558
Whiting Petroleum Corp. (b)	65,100	1,979,040

		20,034,661

Packaging - 0.15%
Grief Brothers Corp., Class - A	20,500	864,075

Pharmaceuticals - 0.27%
Bone Care International, Inc. (b)	33,622	817,015
Human Genome Sciences, Inc. (b)	71,600	781,156

		1,598,171

Real Estate Investment Trust - 1.13%
Ashford Hospitality Trust	54,800	515,120
Capital Trust, Inc., Class - A	44,600	1,297,860
Gramercy Capital Corp. (b)	14,300	223,080
Impac Mortgage Holdings, Inc. (b)	80,600	2,119,780
MortgageIT Holdings, Inc. (b)	30,700	443,615
Newcastle Investment Corp.	51,700	1,587,190
Prentiss Properties Trust	14,100	507,600

		6,694,245

Rental & Leasing - 0.45%
Aaron Rents, Inc.	105,137	2,287,781
United Rentals, Inc. (b)	24,400	387,716

		2,675,497

Restaurants - 0.72%
Buffalo Wild Wings, Inc. (b)	12,900	361,716
CEC Entertainment, Inc. (b)	41,150	1,512,263
IHOP Corp.	10,100	385,921
Landry’s Restaurants, Inc.	65,000	1,773,850
The Steak n Shake Co. (b)	11,400	194,712

		4,228,462

Retail - 2.21%
Big 5 Sporting Goods Corp. (b)	56,300	1,283,640
Brookstone, Inc. (b)	47,800	902,942
Cash America International, Inc.	119,700	2,927,861
Conn’s, Inc. (b)	5,100	71,298
Guess?, Inc. (b)	45,000	801,450
Hancock Fabrics, Inc.	39,800	476,804
Haverty Furniture Cos., Inc.	19,800	347,292
Jo-Ann Stores, Inc. (b)	14,100	395,364
Movie Gallery, Inc.	37,200	652,116
Pep Boys-Manny Moe & Jack, Inc.	93,800	1,313,200
ShopKo Stores, Inc. (b)	18,600	323,826
Sonic Automotive, Inc.	83,700	1,678,185
The Finish Line, Inc., Class - A	19,600	606,032
United Auto Group, Inc.	50,000	1,254,500

		13,034,510

Rubber & Plastics - 0.16%
Carlisle Co., Inc.	14,700	939,771

Steel - 0.24%
Schnitzer Steel Industries, Inc.	43,450	1,405,608

Transportation - 1.55%
Alexander & Baldwin, Inc.	23,000	780,620
Genesee & Wyoming Inc., Class - A (b)	126,300	3,197,916
Greenbrier Cos., Inc.	11,300	271,200
Heartland Express, Inc.	47,710	880,250
Marten Transport, Ltd. (b)	38,600	674,342
Overnite Corp.	17,835	560,554
Overseas Shipholding Group, Inc.	6,500	322,660
RailAmerica, Inc. (b)	163,400	1,805,570
SkyWest, Inc.	42,500	639,625

		9,132,737

		177,741,420

Sterling Johnston Capital Management, Inc. - 26.58%
Banking - 0.19%
Ocwen Financial Corp. (b)	122,300	1,119,045

Business Services - 1.93%
aQuantive, Inc. (b)	203,550	1,964,257
Corillian Corp. (b)	72,950	336,300

CoStar Group, Inc. (b)	37,600	1,849,544
Macrovision Corp. (b)	46,800	1,126,944
MPS Group, Inc. (b)	175,850	1,478,899
Navigant Consulting, Inc. (b)	73,700	1,618,452
Resources Connection, Inc. (b)	20,950	791,491
Ventiv Health, Inc. (b)	132,650	2,248,417

		11,414,304

Casinos & Gaming - 0.86%
Ameristar Casinos, Inc.	34,650	1,048,163
Argosy Gaming Co. (b)	25,150	985,880
Aztar Corp. (b)	31,100	824,150
Penn National Gaming, Inc. (b)	30,200	1,220,080
Pinnacle Entertainment, Inc. (b)	73,400	1,012,920

		5,091,193

Communications - 2.07%
Alvarion, Ltd. (b)	104,500	1,352,230
AudioCodes, Ltd. (b)	137,350	1,729,237
General Cable Corp. (b)	205,750	2,189,180
j2 Global Communications, Inc. (b)	68,400	2,160,756
Oplink Communications, Inc. (b)	615,500	1,101,745
Telesystem International Wireless, Inc. (b)	133,550	1,263,383
Ulticom, Inc. (b)	166,400	2,457,728

		12,254,259

Computer Software - 0.61%
Actuate Corp. (b)	198,950	702,294
Altiris, Inc. (b)	45,600	1,443,240
Opsware, Inc. (b)	257,300	1,443,453

		3,588,987

Construction - 0.31%
NCI Building Systems, Inc. (b)	24,550	783,145
Perini Corp. (b)	74,300	1,059,518

		1,842,663

Consumer Products - 0.94%
K2, Inc. (b)	66,950	958,055
Oxford Industries, Inc.	19,850	739,413
Revlon, Inc., Class - A (b)	480,500	1,210,860
Skechers U.S.A., Inc. (b)	71,050	1,031,646
The Warnaco Group, Inc. (b)	73,700	1,638,350

		5,578,324

Electronic Components & Instruments - 1.03%
Artesyn Technologies, Inc. (b)	149,200	1,489,016
ASAT Holdings, Ltd. - ADR (b)	120,250	126,263
M-Systems Flash Disk Pioneers, Ltd. (b)	58,400	964,768
Metrologic Instruments, Inc. (b)	65,450	1,037,383
Microsemi Corp. (b)	68,400	964,440
Silicon Image, Inc. (b)	117,900	1,490,255

		6,072,125

Electronics - 0.10%
Vicor Corp.	57,850	584,864

Entertainment - 0.15%
Lions Gate Entertainment Corp. (b)	99,500	865,650

Health Care - 1.71%
GenVec, Inc. (b)	115,400	297,732
Illumina, Inc. (b)	231,250	1,366,688
Intuitive Surgical, Inc. (b)	39,150	968,963
Matria Healthcare, Inc. (b)	57,750	1,634,902
Molina Heathcare, Inc. (b)	41,750	1,482,124
Orthovita, Inc. (b)	230,050	1,029,474
TLC Vision Corp. (b)	154,250	1,352,773
TriPath Imaging, Inc. (b)	156,600	1,280,988
Vasogen, Inc. (b)	155,550	712,419

		10,126,063

Homebuilders - 0.28%
Levitt Corp., Class - A	71,350	1,673,871

Internet Services - 2.95%
CNET Networks, Inc. (b)	68,600	627,690
Digitas, Inc. (b)	132,500	1,024,225
Equinix, Inc. (b)	33,750	1,038,488
F5 Networks, Inc. (b)	40,850	1,244,291
FindWhat.com (b)	87,950	1,647,303
InfoSpace, Inc. (b)	36,100	1,710,778
Jupitermedia Corp. (b)	105,100	1,870,779
NIC, Inc. (b)	250,200	1,341,072
Openwave Systems, Inc. (b)	98,400	867,888
RADVision, Ltd. (b)	62,450	601,394
RADWARE, Ltd. (b)	36,450	801,900
Sapient Corp. (b)	188,650	1,439,400
Secure Computing Corp. (b)	95,350	723,707
ValueClick, Inc. (b)	166,700	1,573,648
WatchGuard Technologies, Inc. (b)	194,500	910,260

		17,422,823

Manufacturing - 1.38%
EnPro Industries, Inc. (b)	84,950	2,050,693
Input/Output, Inc. (b)	161,050	1,660,426
Jacuzzi Brands, Inc. (b)	333,600	3,102,479
Wabtec Corp.	70,750	1,322,318

		8,135,916

Medical Systems - 0.50%
American Medical Systems Holdings, Inc. (b)	36,400	1,320,228
Laserscope (b)	55,350	1,121,945
Palomar Medical Technologies, Inc. (b)	23,100	506,352

		2,948,525

Metals - 2.58%
AK Steel Holding Corp. (b)	180,900	1,476,144
Carpenter Technology Corp.	26,650	1,272,271
Commercial Metals Co.	52,700	2,093,244
Eldorado Gold Corp. (b)	527,600	1,719,976
Hecla Mining Co. (b)	293,100	2,180,664
Metals USA, Inc. (b)	87,650	1,554,911
Mueller Industries, Inc.	29,000	1,245,550
NS Group, Inc. (b)	69,000	1,276,500
OM Group, Inc. (b)	39,100	1,429,496
Steel Dynamics, Inc.	26,650	1,029,223

		15,277,979

Oil & Gas - 3.17%
Brigham Exploration Co. (b)	167,550	1,574,970
Callon Petroleum Co. (b)	79,000	1,001,720
Hydril (b)	21,000	901,950
Meridian Resource Corp. (b)	239,150	2,111,695
Newpark Resources, Inc. (b)	169,350	1,016,100
Oceaneering International, Inc. (b)	84,650	3,118,505
Oil States International, Inc. (b)	45,600	852,720
Southwestern Energy Co. (b)	30,800	1,293,292
Superior Energy Services, Inc. (b)	174,100	2,249,372
Whiting Petroleum Corp. (b)	97,100	2,951,839
Willbros Group, Inc. (b)	108,350	1,615,499

		18,687,662

Pharmaceuticals - 3.00%
AEterna Zentaris, Inc. (b)	84,100	482,734
Alexion Pharmaceuticals, Inc. (b)	25,750	463,500
Array BioPharma, Inc. (b)	102,450	716,126
Bone Care International, Inc. (b)	49,750	1,208,925
Cell Therapeutics, Inc. (b)	142,700	978,922
Encysive Pharmaceuticals, Inc. (b)	122,050	1,102,112

Genaera Corp. (b)	257,850	1,008,194
HealthExtras, Inc. (b)	146,550	2,042,906
Impax Laboratories, Inc. (b)	110,450	1,696,511
Isolagen, Inc. (b)	137,350	1,297,958
Nektar Therapeutics (b)	85,500	1,238,040
Pharmos Corp. (b)	250,450	721,296
Santarus, Inc. (b)	77,250	700,658
SFBC International, Inc. (b)	49,750	130,893
Telik, Inc. (b)	80,550	1,796,264
United Therapeutics Corp. (b)	61,600	2,151,687

		17,736,726

Real Estate Investment Trust - 0.31%
American Home Mortgage Investment Corp.	65,750	1,837,713

Retail - 0.95%
Aeropostale, Inc. (b)	56,250	1,473,750
Cash America International, Inc.	47,650	1,165,519
Coldwater Creek, Inc. (b)	42,325	883,323
MarineMax, Inc. (b)	94,150	2,120,258

		5,642,850

Semiconductor Equipment - 0.11%
Mykrolis Corp. (b)	66,100	665,627

Transportation - 1.45%
EGL, Inc. (b)	77,250	2,337,585
Golar LNG, Ltd. (b)	47,350	740,554
Old Dominion Freight Line, Inc. (b)	77,000	2,218,370
OMI Corp.	86,750	1,389,735
Overnite Corp.	59,900	1,882,657

		8,568,901

		157,136,070

Total Common Stocks (Cost $452,015,018)		542,923,637

Mutual Funds - 2.13%
Geewax, Terker & Co. - 2.13%
Mutual Fund - 2.13%
iShares Russell 2000 Value Index Fund	51,875	8,875,813
iShares S&P SmallCap 600/BARRA Value Index Fund	34,000	3,718,580

		12,594,393

Total Mutual Funds (Cost $11,935,447)		12,594,393

Short Term Investments - 6.71%
Frontier Capital Management Co. - 4.82%
Time Deposit - 4.82%
Bankers Trust Col, Repurchase Agreement, dated 9/30/04, due 10/1/04 at 1.00%, with a maturity value of $28,489,711.50 (collateralized by U.S. Treasury Note; market value $28,851,539)	28,488,920	28,488,920

Geewax, Terker & Co. - 0.73%
Time Deposit - 0.73%
Bankers Trust Col, Repurchase Agreement, dated 9/30/04, due 10/1/04 at 1.00%, with a maturity value of $4,229,511.35 (collateralized by U.S. Treasury Note; market value $4,354,678)	4,299,392	4,299,392

Sterling Johnston Capital Management, Inc. - 1.16%
Time Deposit - 1.16%
Eurodollar Time Deposit, 1.00%, 10/1/04	6,874,726	6,874,726

Total Short Term Investments (Cost $39,663,038)		39,663,038

Total Investments (Cost $503,613,503) (a) - 100.69%		595,181,068
Liabilities in excess of other assets - (0.69)%		(4,051,375)

NET ASSETS - 100.00%		$591,129,693

Percentages indicated are based on net assets of $591,129,693.

See accompanying notes to financial statements

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $3,526,521. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$116,370,994
Unrealized depreciation	(28,329,950)

Net unrealized appreciation	$88,041,044

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments

September 30, 2004

(Unaudited)

	Shares	Value
Common/Preferred Stocks (95.14%)
Artisan Partners LP (33.39%)
Australia (0.18%)
Commonwealth Bank of Australia (Banking)	66,690	$1,465,176

Austria (0.06%)
Erste Bank der oesterreichischen Sparkassen AG (Banking)	12,000	499,969

Belgium (0.53%)
Interbrew (Brewery)	132,400	4,419,646

Brazil (0.72%)
Banco Bradesco SA - ADR (Banking)	2,500	131,750
Banco Bradesco SA - Preferred (Banking)	16,180	850,044
Banco Itau Holding Financeira SA - Preferred (Banking)	5,473,700	606,167
Companhia de Bebidas das Americas - ADR (Beverages)	28,500	638,400
Petroleo Brasileiro SA - ADR (Oil & Gas)	57,100	2,012,776
Telesp Celular Participacoes SA (Telecommunications Services) (b)	290,300	1,794,054

		6,033,191

Canada (1.00%)
Corus Entertainment, Inc. - B Shares (Multimedia)	90,667	1,689,135
EnCana Corp. (Oil & Gas)	125,800	5,819,272
Nortel Networks Corp. - ADR (Telecommunications Equipment) (b)	243,200	826,880

		8,335,287

Denmark (0.36%)
H. Lundbeck A/S (Pharmaceuticals)	29,000	525,819
Novo-Nordisk A/S, Class - B (Pharmaceuticals)	45,150	2,474,799

		3,000,618

France (1.63%)
Credit Agricole SA (Banking)	53,139	1,451,318
JC Decaux SA (Advertising) (b)	236,191	5,375,656
LVMH Moet Hennessy Louis Vuitton	8,500	568,217
SA (Luxury Goods)
M6 Metropole Television (Media)	44,300	1,186,769
PagesJaunes SA (Media) (b)	121,898	2,340,962
Total SA (Oil & Gas)	13,100	2,671,973

		13,594,895

Germany (2.71%)
Allianz AG (Financial Services)	59,690	6,005,746
Deutsche Boerse AG (Financial Services)	53,643	2,718,677
Henkel KGaA - Preferred (Diversified Chemicals/Materials)	8,510	626,568
Linde AG (Manufacturing)	78,840	4,545,765

Muenchener	54,010	5,192,430
Rueckversicherungs-Gesellschaft AG (Financial Services)
ProSiebenSat.1 Media AG - Preferred (Media)	171,600	3,137,268
Schering AG (Pharmaceuticals)	7,200	454,002

		22,680,456

Greece (0.09%)
OPAP SA (Gambling)	40,400	782,827

Hong Kong (0.85%)
China Mobile (Hong Kong), Ltd. (Cellular Telecommunications Services)	1,070,300	3,253,318
Citic Pacific, Ltd. (Conglomerate)	566,600	1,457,013
Hang Lung Group, Ltd. (Real Estate) (b)	17,700	27,695
Hong Kong & China Gas Co., Ltd. (Oil & Gas)	711,100	1,326,985
Sun Hung Kai Properties, Ltd. (Real Estate)	113,600	1,070,873

		7,135,884

Italy (1.08%)
Assicurazioni Generali SpA (Insurance)	25,600	704,593
Banca Intesa SpA (Banking)	445,300	1,694,693
ENI SpA (Oil & Gas)	149,800	3,360,975
Saipem SpA (Oil & Gas)	287,111	3,231,583

		8,991,844

Japan (6.34%)
AEON Co., Ltd. (Retail) (b)	6,900	110,134
AEON Co., Ltd. - When Issued (Retail)	6,900	111,263
All Nippon Airways Co., Ltd. (Airlines)	236,000	757,242
Canon, Inc. (Business Equipment)	22,700	1,068,818
Credit Saison Co., Ltd. (Banking)	131,000	4,036,631
East Japan Railway Co. (Transportation)	535	2,771,895
Fuji Television Network, Inc. (Television)	550	1,119,847
Honda Motor Co., Ltd. (Automobiles)	140,800	6,834,267
Japan Airlines System Corp. (Airlines) (b)	586,000	1,608,617
KEYENCE Corp. (Electronics)	10,000	2,106,985
KOMATSU, Ltd. (Machinery)	103,500	666,073
Mizuho Financial Group, Inc. (Financial Services)	455	1,712,221
Nikko Cordial Corp. (Financial Services)	986,500	4,008,231
Nippon Broadcasting System, Inc. (Radio)	6,050	280,462
Nomura Holdings, Inc. (Financial Services)	182,400	2,346,007
Olympus Optical Co., Ltd. (Electronics)	106,500	2,057,106
ORIX Corp. (Financial Services)	31,900	3,276,553
Promise Co., Ltd. (Diversified Financial Services)	60,200	3,945,298
Sammy Corporation (Leisure/ Recreational Products)	11,600	569,377

Sankyo Co. Ltd, Gunma (Leisure/ Recreational Products)	2,000	78,772
Sega Enterprise (b)	41,900	567,096
Seven-Eleven Japan Co., Ltd. (Retail)	17,000	486,752
SMC Corp. (Machinery)	21,000	2,013,816
The Bank of Yokohama, Ltd. (Banking)	577,000	3,104,886
The Fuji Fire & Marine Insurance Co., Ltd. (Insurance)	33,500	106,272
The Sumitomo Trust & Banking Co., Ltd. (Financial Services)	459,300	2,722,025
Tokyo Broadcasting System, Inc. (Media)	81,600	1,275,012
Tokyu Corp. (Transportation)	463,000	2,112,676
Yamato Transport Co., Ltd. (Transport-Services)	76,700	1,057,619

		52,911,953

Korea (0.03%)
Kookmin Bank (Financial Services) (b)	8,400	265,781

Luxembourg (0.18%)
RTL Group (Multimedia)	24,725	1,478,795

Mexico (1.07%)
Cemex SA de CV - ADR (Building Products)	24,100	678,174
Grupo Televisa SA - ADR (Multimedia)	102,200	5,389,006
Walmart DE Mexico SA (Retail)	843,200	2,863,516

		8,930,696

Netherlands (1.82%)
ASML Holding NV (Semiconductors) (b)	280,500	3,614,178
ASML Holding NV - New York Shares - ADR(Semiconductors) (b)	42,000	540,540
Fortis AG (Banking)	360,945	8,592,112
Unilever NV (Consumer Products)	43,400	2,500,203

		15,247,033

Norway (0.33%)
Telenor ASA (Telecommunications)	358,400	2,737,856

Russia (0.69%)
Lukoil - ADR (Oil & Gas)	27,700	3,443,110
OAO Gazprom - ADR (Oil & Gas)	18,635	665,979
Sibneft - ADR (Oil & Gas)	50,600	1,682,450

		5,791,539

Singapore (0.76%)
DBS Group Holdings, Ltd. (Banking)	313,050	2,973,287
Singapore Airlines, Ltd. (Airlines)	169,400	1,096,082
Singapore Telecommunications Ltd.	1,628,630	2,262,255

		6,331,624

Spain (1.83%)
Altadis SA (Tobacco)	94,913	3,234,396
Amadeus Global Travel Distribution	113,700	900,776
SA, Class - A (Travel)
Banco Bilbao Vizcaya Argentaria SA (Banking)	119,828	1,651,258
Industria de Diseno Textil SA (Apparel)	53,300	1,319,159
Promotora de Informaciones SA (Prisa) (Media)	241,100	4,452,877

Telefonica SA (Telecommunication Services)	251,330	3,766,590

		15,325,056

Sweden (1.14%)
Hennes & Mauritz AB, Class - B (Retail)	11,250	309,826
Telefonaktiebolaget LM Ericsson (Telecommunications Equipment) (b)	1,826,600	5,670,255
Telefonaktiebolaget LM Ericsson - ADR (Telecommunications) (b)	114,500	3,576,980

		9,557,061

Switzerland (3.92%)
Clariant AG (Chemicals)	391,440	4,700,047
Credit Suisse Group (Banking)	155,800	4,986,451
Julius Baer Holding Ltd. AG, Class - B (Banking)	7,646	2,103,249
Nestle SA, Class - B (Food)	26,610	6,112,328
Roche Holding AG - Genusschein (Pharmaceuticals)	35,100	3,636,575
Serono SA (Pharmaceuticals)	4,755	2,944,426
UBS AG - Registered (Banking)	117,685	8,308,177

		32,791,253

Taiwan (0.33%)
Chunghwa Telecom Co., Ltd. - ADR (Telecommunications)	155,900	2,745,399

Thailand (0.05%)
Advanced Information Service Public Co., Ltd. (Telecommunications)	166,500	418,514

United Kingdom (5.69%)
Allied Domecq PLC (Beverages)	159,552	1,355,982
AstraZeneca PLC (Pharmaceuticals)	8,700	357,081
BP PLC (Oil &Gas)	117,900	1,126,977
British American Tobacco PLC (Tobacco)	12,100	174,271
British Sky Broadcasting Group PLC (Television)	608,377	5,283,404
Carnival PLC (Cruise Lines)	13,820	680,419
Compass Group PLC (Food - Services)	879,544	3,514,351

Diageo PLC (Food & Beverages)	205,821	2,573,462
GlaxoSmithKline PLC (Pharmaceuticals)	13,400	289,198
Imperial Chemical Industries PLC (Chemicals)	992,300	3,764,727
ITV PLC (Television)	3,807,037	7,433,329
Kesa Electricals PLC (Retail)	358,040	1,836,103
Kingfisher PLC (Retail)	1,404,937	7,847,637
Marks & Spencer Group PLC (Retail - Department Stores)	127,569	786,769
Pearson PLC (Media)	187,100	2,003,735
Tesco PLC (Food - Retail)	1,459,600	7,544,639
William Morrison Supermarkets PLC (Food - Retail)	282,900	986,831

		47,558,915

		279,031,268

Capital Guardian Trust Co. (61.75%)
Australia (2.22%)
Amcor Ltd. (Packaging)	195,100	1,019,407

ANZ Group, Ltd. (Banking)	144,199	1,995,899
BHP Billiton, Ltd. (Mining)	136,799	1,429,563
Brambles Industries, Ltd. (Commerical Services)	132,100	680,616
Foster’s Brewing Group, Ltd. (Brewery)	269,639	928,132
Insurance Australia Group, Ltd. (Insurance)	307,000	1,161,736
James Hardie Industries NV (Building Products)	216,400	907,080
National Australia Banking Group, Ltd. (Banking)	65,100	1,278,171
News Corp. Ltd. (Multimedia)	121,529	962,221
Promina Group, Ltd. (Insurance)	380,700	1,255,009
QBE Insurance Group, Ltd. (Insurance)	174,490	1,663,442

Rinker Group, Ltd. (Construction)	193,013	1,212,169
Wesfarmers, Ltd. (Conglomerate)	52,400	1,220,245
WMC Resources, Ltd. (Mining)	314,300	1,225,956
Woolworths, Ltd. (Retail)	163,000	1,615,588

		18,555,234

Belgium (0.17%)
UCB SA (Pharmaceuticals)	27,000	1,439,575

Brazil (0.25%)
Companhia Vale do Rio Doce - ADR (Metals - Diversified)	21,000	471,870
Companhia Vale do Rio Doce - SP ADR (Metals - Diversified)	84,000	1,617,000

		2,088,870

Canada (2.07%)
Abitibi-Consolidated, Inc. (Paper & Related Products)	98,600	621,429
Alcan Aluminium, Ltd. (Building Materials) (b)	68,500	3,282,834
Bombardier, Inc., Class - B (Aerospace) (b)	155,500	358,732
Cameco Corp. (Metals & Mining)	4,600	365,661
Great-West Lifeco, Inc. (Insurance)	24,700	995,715
Inco, Ltd. (Metals & Mining) (b)	70,500	2,753,025
Manulife Financial Corp. (Insurance)	26,900	1,181,433
Suncor Energy, Inc. (Oil & Gas)	35,200	1,127,382
Telus Corp. (Telecommunications Services)	58,600	1,138,180
Thomson Corp. (Publishing & Printing)	157,200	5,469,723

		17,294,114

Denmark (0.37%)
Novo Nordisk A/S Pharmaceutical)	41,600	2,280,214
TDC A/S, Class - B (Telecommunications)	23,800	843,182

		3,123,396

Finland (0.40%)
Nokia Oyj (Telecommunications Equipment)	183,200	2,524,539
UPM-Kymmene (Paper Products)	41,900	798,865

		3,323,404

France (6.69%)
Accor SA (Hotels)	46,200	1,803,067
BNP Paribas SA (Banking)	139,900	9,047,695

Bouygues SA (Wireless Telecommunications Services)	163,700	6,148,548
Carrefour SA (Food - Retail)	31,400	1,478,911
Compagnie Generale des Etablissements Michelin, Class - B (Tire & Rubber)	19,900	1,012,758
Dassault Systems SA (Computer Software)	18,900	884,296
Essilor International SA (Optical Supplies)	27,600	1,776,382
France Telecom SA (Telecommunications)	11,600	289,405
Groupe Danone (Food Products & Services)	46,560	3,665,503
L’Air Liquide SA (Chemicals)	24,200	3,801,331
L’Oreal SA (Cosmetics & Toiletries)	29,700	1,948,480
Renault SA (Automobiles)	28,700	2,350,470
Sanofi-Synthelabo SA (Pharmaceuticals)	211,017	15,326,649
Schneider Electric SA (Hand/Machine Tools)	38,200	2,472,869
Societe Generale (Banking)	19,500	1,727,971
Vivendi Universal SA (Multimedia) (b)	83,900	2,152,673

		55,887,008

Germany (3.35%)
Allianz AG Holdings (Insurance)	30,800	3,098,962
Bayerische Hypo - und Vereinsbank AG (Banking) (b)	108,100	2,067,754
Bayerische Motoren Werke AG (Automobiles)	40,900	1,686,257
DaimlerChrysler AG (Automobiles)	122,100	5,034,034
Deutsche Bank AG (Banking)	22,900	1,644,767
Deutsche Boerse AG (Financial Services)	36,738	1,861,916
E.ON AG (Utilities)	32,000	2,358,062
Infineon Technologies AG (Semiconductors) (b)	108,000	1,104,110
Infineon Technologies AG - ADR (Semiconductors) (b)	12,600	128,772
Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	29,100	2,797,625
SAP AG (Software)	11,000	1,716,933
SAP AG (Software)	4,100	159,695
Siemens AG (Industrial Conglomerates)	56,400	4,138,549
TUI AG (Travel Services)	10,700	199,481

		27,996,917

Hong Kong (1.15%)
Cheung Kong Holdings (Real Estate)	116,000	993,074
Esprit Holdings, Ltd. (Distribution) (b)	194,700	988,857
Hang Lung Properties, Ltd. (Real Estate)	1,219,000	1,797,936
Hang Seng Bank (Banking)	80,600	1,075,080
Johnson Electric Holdings, Ltd. (Electronics)	1,006,000	987,033
Li & Fung, Ltd. (Distributors)	1,232,000	1,769,706
Sun Hung Kai Properties, Ltd. (Real Estate)	135,000	1,272,605

Swire Pacific, Ltd. (Diversified Financial Services)	107,200	745,877

		9,630,168

India (0.04%)
Infosys Technologies, Ltd. - ADR (Applications Software)	5,200	294,320

Ireland (0.39%)
CRH PLC (Construction)	89,400	2,140,352
Elan Corp. PLC - ADR (Pharmaceuticals) (b)	46,600	1,090,440

		3,230,792

Italy (0.69%)
Credito Italiano (Financial - Banking)	365,100	1,843,550
ENI SpA (Oil & Gas)	176,200	3,953,296

		5,796,846

Japan (13.35%)
Advantest Corp. (Electrical & Electronics)	23,600	1,405,081
AEON Co., Ltd - When Issued (Retail) (b)	95,000	1,516,339
AEON Co., Ltd. (Retail)	95,000	1,531,882
AIFUL Corp. (Diversified Financial Services)	10,730	1,054,323
Canon, Inc. (Business Equipment)	31,400	1,478,453
Dai Nippon Printing (Printing & Publishing)	69,000	924,474
Daito Trust Construction Co., Ltd. (Real Estate)	2,300	93,242
Daiwa House Industries Co., Ltd. (Manufacturing/Housing)	107,000	1,047,484
East Japan Railway Co. (Transportation)	195	1,010,317
Fanuc, Ltd. (Electronic Components)	39,700	2,092,987
Hirose Electric Co., Ltd. (Electrical & Electronics)	17,900	1,635,186
Honda Motor Co., Ltd. (Automobiles)	20,800	1,009,608
Hoya Corp. (Electrical Components)	17,900	1,879,244
Japan Airlines System Corp. (Airlines) (b)	141,000	387,056
Kansai Electric Power Co. (Electrical & Electronics)	126,700	2,237,678
KEYENCE Corp. (Electrical & Electronics)	4,700	990,283
Konica Minolta Holdings, Inc. (Business Equipment)	167,000	2,287,588
Kyocera Corp. (Electronics)	15,100	1,063,719
Millea Holdings, Inc. (Insurance)	295	3,807,663
Mitsubishi Corp. (Distribution/Wholesale)	187,000	2,024,424
Mitsubishi Estate Co., Ltd. (Real Estate)	492,000	5,142,935
Mitsubishi Heavy Industries, Ltd. (Manufacturing - Diversified)	232,000	655,838
Mitsubishi Tokyo Financial Group, Inc. (Financial Services)	441	3,683,852
Mitsui Fudosan Co., Ltd. (Real Estate)	123,000	1,281,262
Mitsui Sumitomo Insurance Co., Ltd. (Insurance)	456,730	3,773,736

Mizuho Financial Group, Inc. (Banking)	195	733,809
Murata Manufacturing Co., Ltd. (Electrical & Electronics)	25,000	1,204,381
NEC Corp. (Electrical & Electronics)	772,000	4,606,347
NEC Electronics Corp. (ELectrical & Electronics)	13,800	706,213
Nidec Corp. (Electrical Components)	11,600	1,174,603
Nikko Cordial Corp. (Financial Services)	241,000	979,203
Nikon Corp. (Semiconductors)	116,000	1,094,469
Nintendo Co., Ltd. (Toys)	19,900	2,438,322
Nissan Motor Co., Ltd. (Automobiles)	526,000	5,737,398
Nissin Food Products Co., Ltd. (Food)	1,000	24,588
Nitto Denko Corp. (Chemical)	33,000	1,520,793
Nomura Securities Co., Ltd. (Diversified Financial Services)	55,000	707,404
Omron Corp. (Electronic Components)	39,000	863,200
ORIX Corp. (Diversified Financial Services)	7,500	770,350
Ricoh Co., Ltd. (Electrical & Electronics)	47,000	886,470
Rohm Co. (Semiconductors)	18,200	1,832,986
Sankyo Pharmaceutical (Pharmaceuticals)	151,300	3,204,372
Sekisui House (Manufacturing/Housing)	226,000	2,161,087
Shimamura Co., Ltd. (Retail Apparel)	14,100	940,726
Shionogi & Co., Ltd. (Pharmaceuticals)	146,000	2,095,478
SMC Corp. (Manufacturing)	22,500	2,157,660
Softbank Corp. (Software)	9,900	459,837
Sompo Japan Insurance, Inc. (Insurance)	169,200	1,436,466
Sumitomo Chemical Co., Ltd. (Chemicals)	415,000	1,969,095
Sumitomo Forestry Co., Ltd. (Forestry)	57,000	533,136
Sumitomo Mitsui Financial Group, Inc. (Banking)	629	3,601,963
Suzuki Motor Corp. (Automobiles)	159,000	2,605,799
Takeda Chemical Industries, Ltd. (Pharmaceuticals)	50,400	2,290,597
TDK Corp. (Electrical & Electronics)	13,500	900,695
Tokyo Electron, Ltd. (Semiconductors)	67,100	3,262,502
Tokyo Gas Co., Ltd. (Oil & Gas)	371,000	1,318,557
Toyota Motor Corp. (Auto Related)	110,500	4,238,604
UFJ Holdings, Inc. (Banking)	949	4,166,405
Uni-Charm Corp. (Cosmetics & Toiletries)	23,800	1,181,184
Yahoo Japan Corp. (Internet Service Provider) (b)	76	338,499
Yahoo Japan Corp.- When Issued (Internet Service Provider) (b)	76	335,736
Yamada Denki Co., Ltd. (Retail-Consumer Electron)	2,300	79,444
Yamanouchi Pharmaceutical Co., Ltd. (Pharmaceuticals)	33,000	1,067,854

Yamato Transport Co., Ltd. (Transport - Services)	147,000	2,019,095

		111,659,981

Luxembourg (0.10%)
SES Global - FDR (Telecommunications Services)	81,500	795,691

Mexico (0.28%)
America Movil SA de CV, Series L - ADR (Telecommunications Services) (b)	31,600	1,233,348

Telefonos de Mexico SA de CV - ADR (Telecommunications Services)	33,200	1,071,364

		2,304,712

Netherlands (6.05%)
ABN Amro Holding NV (Diversified Financial Services)	333,303	7,581,758
Aegon NV (Insurance)	333,587	3,601,188
Elsevier (Publishing & Printing)	29,600	381,757
Heineken Holding NV, Class - A (Brewery)	75,000	2,018,531
Heineken NV (Brewery)	152,258	4,590,180
ING Groep NV (Diversified Financial Services)	174,638	4,413,462
Koninklijke (Royal) Philips Electronics NV (Household Durables)	39,300	901,302
Koninklijke Numico NV (Food) (b)	23,400	746,192
KPNQwest NV (Telecommunications Services)	918,100	6,885,322
Royal Dutch Petroleum Co. (Oil & Gas)	245,400	12,656,848
Royal Dutch Petroleum Co., New York Shares - ADR (Oil & Gas)	17,000	877,200
STMicroelectronics N.V. (Semiconductors)	71,800	1,239,455
TPG NV (Transport - Services)	68,000	1,663,528
Unilever NV (Consumer Goods)	26,100	1,503,578
VNU NV (Printing & Publishing)	57,531	1,481,116

		50,541,417

Norway (0.74%)
DNB NOR ASA (Financial Services)	198,200	1,573,157
Norsk Hydro ASA (Oil & Gas)	25,100	1,833,236
Statoil ASA (Oil & Gas)	193,100	2,777,527

		6,183,920

Russia (0.08%)
YUKOS - ADR (Oil& Gas)	40,100	643,204

Singapore (0.75%)
Singapore Telecomm	3,380,150	4,695,211
United Overseas Bank, Ltd. (Banking)	127,360	1,035,754
Venture Corp., Ltd. (Computers)	51,000	499,525

		6,230,490

South Africa (0.04%)
Sasol, Ltd. (Oi l & Gas)	15,800	294,835

South Korea (0.85%)
Samsung Electronics (Electronics)	12,820	5,096,840
Samsung Electronics - GDR (Electronics)	10,340	2,047,320

		7,144,160

Spain (1.95%)

Banco Bilbao Vizcaya Argentaria SA (Banking)	433,000	5,966,843
Iberdrola SA (Utilities)	55,500	1,152,727
Industria de Diseno Textil SA (Apparel)	172,900	4,279,224
Telefonica SA (Telecommunications Services)	326,149	4,887,874

		16,286,668

Sweden (0.68%)

Assa Abloy AB, Class - B (Metal Products)	84,800	1,062,868
ForeningsSparbanken AB (Banking)	115,700	2,407,669
Scania AB, Class - B (Automotive)	31,800	1,076,700
Telefonaktiebolaget LM Ericsson (Telecommunications Equipment) (b)	246,000	763,650
Telefonaktiebolaget LM Ericsson - ADR (Telecommunications Equipment) (b)	11,400	356,136

		5,667,023

Switzerland (6.46%)

ABB, Ltd. (Engineering) (b)	193,450	1,183,912
Credit Suisse Group (Diversified Financial Services)	95,984	3,072,012
Holcim, Ltd., Class - B (Building Products)	105,777	5,594,262
Nestle SA (Food)	29,925	6,873,785
Novartis AG (Pharmaceuticals)	237,877	11,119,140
Richemont AG INH A Units (Retail-Specialty)	238,551	6,619,498
Roche Holding AG (Pharmaceuticals)	14,828	1,536,272
Serono SA, Class - B (Medical)	2,065	1,278,705
Swiss Re (Diversified Financial Services)	101,411	5,852,044
Swisscom AG (Telecommunications Services)	16,249	5,650,805
Syngenta AG (Chemicals)	16,203	1,548,596
Synthes, Inc. (Medical Products)	7,940	867,272
UBS AG-Registered (Banking)	40,003	2,824,081

		54,020,384

Taiwan (0.24%)
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (Semiconductors)	284,147	2,028,810

United Kingdom (12.39%)
Adecco SA (Human Resources)	22,540	1,122,384
Anglo American PLC (Mining)	47,300	1,135,680
ARM Holdings PLC (Semiconductor Equipment)	519,300	785,749
AstraZeneca PLC (Pharmaceuticals)	334,300	13,821,450
AstraZeneca PLC (Pharmaceuticals)	20,551	843,490
Barclays PLC (Banking)	106,200	1,019,951
BG Group PLC (Oil & Gas)	1,003,400	6,745,699
Billiton PLC (Metals & Mining)	249,288	2,626,818
Brambles Industries PLC (Diversified Operations)	117,600	547,138
British Aerospace PLC (Aerospace/Defense)	267,635	1,089,988
Centrica PLC (Gas - Distribution)	421,900	1,918,944
Diageo PLC (Wine & Spirits)	307,500	3,844,795
HBOS PLC (Diversified Financial Services)	332,400	4,493,438

HSBC Holdings PLC (Banking)	400,100	6,358,389
Lloyds TSB Group PLC (Financial)	134,800	1,054,022
National Grid Group PLC (Electrical Utilities)	351,400	2,968,927
Pearson PLC (Printing & Publishing)	349,000	3,737,592
Reckitt & Colman (Household Products)	39,300	964,251
Reed International PLC (Publishing)	393,300	3,456,564
Rio Tinto PLC (Mining)	81,100	2,183,829
Royal Bank of Scotland Group PLC (Banking)	249,500	7,215,765
Shell Transport & Trading Co. PLC (Oil & Gas)	375,600	2,759,913
Smiths Group PLC (Manufacturing - Diversified)	264,600	3,530,220
Standard Chartered PLC (Banking)	182,700	3,140,182
Unilever PLC (Consumer Goods)	419,500	3,418,866
Vodafone (Telecommunications Services)	8,311,516	19,918,420
Wolseley PLC (Distribution/Wholesale)	64,300	1,099,339
Xstrata PLC (Minerals)	107,500	1,769,752

		103,571,555

		516,033,494

Total Common/Preferred Stocks (Cost $699,029,296)		795,064,762

Convertible Bonds (0.48%)
Capital Guardian Trust Co. (0.48%)
Japan (0.41%)

Sumitomo Mitsui Financial Group, Inc., 2.25%, 7/11/05(Banking)	111,000,000	2,032,189
Sumitomo Mitsui Financial Group, Inc., 2.25% 7/11/05 (Banking)	78,000,000	1,428,024

		3,460,213

Switzerland (0.07%)

Credit Suisse Group Financial, 6.00%, 12/23/05 (Financial Services)	605,000	581,142

Total Convertible Bonds (Cost $2,362,394)		4,041,355

Short Term Investments (4.08%)
Artisan Partners LP (1.07%)
Time Deposit (1.07%)

Eurodollar Time Deposit, 1.00%, 10/01/04	8,940,946	8,940,946

Capital Guardian Trust Co. (3.01%)
Time Deposit (3.01%)

Eurodollar Time Deposit, 1.00%, 10/01/04	25,159,645	25,159,645

Total Short Term Investments (Cost $34,100,591)		34,100,591

Total Investments (Cost $735,492,281) (a) - 99.70%		833,206,708
Other assets in excess of liabilities - 0.30%		2,530,377

NET ASSETS - 100.00%		$835,737,085

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $14,655,912 and Granada/Compas $1,442,408. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$112,827,978
Unrealized depreciation	(31,211,871)

Net unrealized appreciation	81,616,107

(b) Represents non-income producing securities.

Forward Exchange Contracts

Contract Amount (Local Currency)	Currency	Trade Date	Settlement Date	Value on Trade Date	Value on 9/30/04	Unrealized Gain/(Loss)
Currencies Purchsed
28,610	Australian Dollar	9/29/04	10/5/04	$20,472	$20,818	$346
291,602	British Pound	9/28/04	10/1/04	528,342	528,408	66
68,493	Euro	9/28/04	10/1/04	84,334	85,185	851
462,693	Swedish Krone	9/28/04	10/1/04	62,852	63,554	702
11,467,146	Japanese Yen	9/27/04	10/1/04	103,085	104,233	1,148
2,523,136	Japanese Yen	9/28/04	10/1/04	22,666	22,934	268
13,787,906	Japanese Yen	9/28/04	10/1/04	123,756	125,328	1,572
16,942,654	Japanese Yen	9/29/04	10/4/04	152,937	154,040	1,103
13,996,276	Japanese Yen	9/29/04	10/4/04	126,203	127,222	1,019
213,752	Canadian Dollar	9/29/04	10/1/04	168,190	169,456	1,266
117,204	Euro	9/29/04	10/1/04	144,525	145,767	1,242

	Total Currency Purchased			$1,537,362	$1,546,945	$9,583

Currencies Sold
3,368,000	Japenese Yen	7/12/04	10/14/04	$3,368,000	$3,302,603	$65,397
1,243,306	Swiss Franc	8/10/04	11/17/04	1,243,306	1,259,659	(16,353)
4,168,414	Swiss Franc	8/11/04	12/1/04	4,168,414	4,223,900	(55,486)
2,875,614	Swiss Franc	8/11/04	12/7/04	2,286,280	2,315,657	(29,377)
2,877,146	Swiss Franc	8/11/04	12/7/04	2,286,280	2,316,891	(30,611)

188,176,128	Japenese Yen	8/11/04	12/7/04	1,704,000	1,716,884	(12,884)
76,770	Swiss Franc	9/28/04	10/1/04	60,931	61,658	(727)
732,992	Australian Dollar	9/28/04	10/1/04	525,233	533,415	(8,182)
331,720	Swiss Franc	9/28/04	10/1/04	263,257	266,420	(3,163)
183,502	British Pound	9/28/04	10/1/04	332,568	332,522	46
77,535	Swiss Franc	9/29/04	10/4/04	61,527	62,282	(755)
331,612	Swiss Franc	9/29/04	10/4/04	263,288	266,333	(3,045)
154,115	British Pound	9/29/04	10/4/04	277,276	279,270	(1,994)

	Total Currency Sold			$16,840,360	$16,937,494	$(97,134)

	Net Unrealized Loss					$(87,551)

ADR – American Depository Receipt

GDR – Global Depository Receipt

PLC – Public Liability Company

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments

September 30, 2004

(Unaudited)

	Rate	Maturity Date	Principal Amount	Value
Municipal Bonds - 93.64%

Alabama - 0.53%
Alabama Housing Financial Authority, AMT	5.650%	6/1/08	$625,000	$693,119
Birmingham Alabama Industrial Water Supply Revenue, Prerefunded 1/1/7 @ 100	6.200	7/1/08	10,000	10,683
Birmingham Alabama Medical Clinic Revenue, ETM	7.300	7/1/05	50,000	52,114
Birmingham Alabama Special Care Facilities,	5.000	3/1/14	690,000	725,846
Methodist Home For Aging (LOC)
Gadsden Alabama East Medical Clinic, Hospital Revenue, Baptist Hospital of Gadsden, ETM	6.900	7/1/07	340,000	367,094
Lauderale County & Florence Alabama, ETM	7.000	7/1/07	120,000	129,716

				1,978,572

Alaska - 0.11%
Anchorage Alaska, Series A (FGIC)	4.800	4/1/13	400,000	420,248

Arizona - 3.43%
Maricopa County Arizona Hospital Revenue, Sun City Community Hospital, Series A, ETM	7.875	1/1/07	75,000	80,225
Maricopa County Arizona Industrial Development Authority (GNMA)	6.000	10/20/31	2,000,000	2,156,680
Maricopa County Arizona Industrial Development Authority (GNMA)	6.050	10/20/36	2,510,000	2,663,285
Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	4.000	7/1/06	195,000	199,873
Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	4.000	7/1/07 — 7/1/08	630,000	647,330
Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	4.500	7/1/09 — 7/1/12	1,190,000	1,222,401
Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	4.750	7/1/13	395,000	405,578
Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	5.000	7/1/14 — 7/1/15	585,000	608,650
Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	5.125	7/1/16 — 7/1/17	890,000	927,061
Phoenix Health Facilities Authority Hospital, ETM	6.250	9/1/11	605,000	655,324
Pima County Arizona Hospital Revenue, ETM	6.400	4/1/07	95,000	100,873
Pinal County Arizona Community College (AMBAC)	5.250	7/1/07 — 7/1/08	475,000	520,550
Pinal County Arizona Community College (AMBAC)	4.750	7/1/09	95,000	104,305
Pinal County Arizona Community College (AMBAC)	4.800	7/1/09	175,000	192,455
Scottsdale Arizona Industrial Development Authority, Hospital Revenue, Series A (AMBAC)	6.000	9/1/12	1,500,000	1,663,800

Show Low Arizona Industrial Development Authority, Navapache Regional Medical Center, Series A (ACA)	5.125	12/1/06	400,000	420,596
Yuma Arizona Industrial Development Multi-Family (GNMA)	5.400	12/20/17	320,000	320,474

				12,889,460

Arkansas - 0.38%
Drew County Arkansas Public Facility Board, Single Family, Series A-2 (FNMA)	7.900	8/1/11	14,433	14,765
Fayetteville Arkansas Public Facilities Board Refunding	7.250	4/1/11	25,000	25,424
Jefferson County Arkansas Health Care, ETM	7.400	12/1/10	35,000	40,724
Pine Bluff Arkansas Industrial Development Revenue	5.500	11/1/07	500,000	548,435
Rogers Arkansas Sales & Use Tax Revenue	5.350	11/1/11	10,000	10,030
Springdale Arkansas Sales & Use Tax Revenue	4.000	7/1/16	700,000	716,135
Stuttgart Arkansas Public Facilities Board Refunding, Single Family Mortgage, Series B	7.750	9/1/11	13,896	14,234
Union County Arkansas Residential Housing Facilities Board Revenue, ETM	7.875	10/1/10	50,000	58,768

				1,428,515

California - 5.17%
Abag Finance Authority for Non-Profit Companies, American Baptists Homes	5.500	10/1/07	235,000	239,136
Bay Area Government Association, California Bay Area Rapid Transit, AMBAC	4.875	6/15/09	1,670,000	1,677,515
California Education Facilities Authority Revenue, University of San Diego (AMBAC)	4.750	10/1/15	800,000	838,400
California State	6.250	4/1/08	255,000	286,034
California State	4.000	2/1/09	100,000	104,517
California State	5.000	3/1/09	100,000	108,715
California State	6.750	8/1/10	100,000	118,299
California State	6.300	9/1/11	250,000	294,303
California State	5.300	9/1/14	100,000	110,144
California State	5.250	2/1/18	1,700,000	1,849,158
California State, Water Residential Development	5.100	3/1/10	50,000	50,144
California Statewide Communities Development Authority, Health Care, Mountain Shadows, Series A (ACA)	4.350	7/1/12	350,000	357,395
California Statewide Communities Development Authority, Multi-Family, Pioneer Park, Series T, AMT (GNMA)	6.100	12/20/20	1,245,000	1,342,932
Colton California Redevelopment Agency, ETM	7.250	8/1/11	80,000	94,212
Contra Costa County California Multi-Family Housing Revenue, Bollinger Crests Apartments, Series C, AMT (FNMA)	4.850	5/1/11	70,000	72,637
Delta County California Home Mortgage Finance, AMT (GNMA/FNMA) (MBIA)	6.700	6/1/24	25,000	25,310
Emeryville California Redevelopment Agency, ETM	7.500	9/1/11	70,000	82,957
Fresno California Housing Authority, Multi-Family Housing Central Valley Coalition Projects, AMT (FNMA)	5.150	8/1/07 — 8/1/07	59,000	59,992

Fresno California Multi-Family Housing Revenue, Woodlands Apartments Projects (GNMA)	6.650	5/20/08	95,000	98,567
Kern County California Housing Authority, Multi-Family, Pioneer Pines, Series A (GNMA)	6.150	10/20/43	3,115,000	3,389,555
Los Angeles California Community Redevelopment, Angelus Plaza Project, Series A (FNMA)	7.400	6/15/10	715,000	783,089
Los Angeles California Multi-Family Housing, Earthquake Rehabilitation Projects, Series A, AMT (FNMA)	5.700	12/1/27	295,000	309,721
Los Angeles California Multi-Family Housing, Earthquake Rehabilitation Projects, Mandantory 12/1/07 Put @ 100, AMT (FNMA)	5.850	12/1/27	655,000	687,147
Madera California Community Hospital Revenue, ETM	8.000	5/1/06	5,000	5,299
Manteca California Financing Authority Sewer Revenue, Series B	5.000	12/1/33	2,420,000	2,468,521
Montclair California Redevelopment Agency Residential Mortgage Revenue, ETM	7.750	10/1/11	20,000	23,738
Rialto California Redevelopment Agency Multi-Family Housing (FNMA)	5.600	11/1/06	45,000	45,071
Riverside County California Housing Authority Breezewood Apartments Project, Series B (MBIA)	5.000	6/1/19	120,000	122,911
Sacramento California Municipal Utilities District Electricity Revenue, Series F, ETM	5.375	12/1/13	20,000	22,092
Sacramento California Municipal Utilities District Electricity Revenue, White Rock Project, ETM	6.750	3/1/10	55,000	62,069
Sacramento California Municipal Utilities, ETM	6.125	6/1/11	405,000	455,613
San Bernardino California Redevelopment Agency, Single Family Residential Mortgage, ETM	7.125	1/1/11	10,000	11,520
Santa Ana California Financing Authority Revenue, South Harbor Boulevard, Series B	5.125	9/1/19	2,875,000	3,081,165
Santa Clara County California Multi-Family Housing (GNMA)	5.750	5/20/05	15,000	15,222
Torrance California Hospital Revenue, Prerefunded 12/1/05 @ 100	7.100	12/1/15	50,000	52,758
Turlock California Public Financing Authority	5.250	9/1/15	110,000	115,977
Villa View Community Hospital Income, California Revenue	7.500	7/1/08	10,000	11,148

				19,472,983

Colorado - 3.04%
Arvada Colorado Industrial Development Revenue, AMT (LOC)	5.600	12/1/12	80,000	84,313
Arvada Colorado Industrial Development Revenue, AMT (LOC)	5.800	12/1/17	120,000	126,738
Aurora Centretech Metro District Colorado, Mandatory Put 12/1/08 @ 100 (LOC)	4.875	12/1/28	310,000	326,979
Aurora Colorado Housing Authority, Single Family Mortgage Revenue	7.300	5/1/10	10,000	10,106
Boulder County Colorado Hospital Revenue, Development Project	5.050	12/1/05	345,000	345,166

Colorado Educational and Cultural Facilities Authority Revenue	5.000	6/15/14	1,070,000	1,178,305
Colorado Educational and Cultural Facilities Authority Revenue	4.100	8/15/14	2,355,000	2,447,010
Colorado Housing Financial Authority	4.750	11/1/05	5,000	5,009
Colorado Housing Financial Authority	6.500	5/1/16	65,000	66,266
Colorado Housing Financial Authority	6.550	5/1/25	95,000	95,280
Colorado Housing Financial Authority (FHA)	5.700	10/1/21	165,000	165,751
Colorado Housing Financial Authority, AMT	5.200	12/1/05	230,000	235,670
Colorado Housing Financial Authority, AMT	6.400	11/1/24	410,000	417,601
Denver Colorado City & County Multi-Family Housing (FHA)	4.700	7/1/08	75,000	79,013
Denver Colorado City & County Multi-Family Housing, AMT (FHA)	5.100	11/1/07	45,000	47,079
Greeley Colorado Multi-Family Revenue Housing, Meeker Commons, AMT (GNMA)	5.400	9/20/10	210,000	220,269
Interlocken Metropolitan District Colorado, Series A	5.750	12/15/11	1,750,000	1,950,515
Superior Metropolitan District No.1, Colorado Water & Sewer, Series C, Mandatory Put 12/1/04 @ 100 (LOC)	5.500	12/1/20	2,550,000	2,563,439
University of Colorado Registrants Participation Institutes	6.000	12/1/13	299,605	335,357
Westminster Colorado Multi-Family, Mandatory Put 12/1/05 @100 (FNMA)	5.350	12/1/25	730,000	740,840

				11,440,706

Connecticut - 1.06%
Stamford Connecticut Housing Authority, Multi-Family, AMT, Mandatory Put 12/1/08 @100	4.750	12/1/28	3,850,000	3,987,407

Delaware - 0.62%
Delaware State Economic Development Authority Revenue, 1st Mortgage, Peninsula United, Series A	6.000	5/1/09	5,000	5,181
Delaware State Health Facilities Authority Revenue, Beebe Medical Center, Series A	5.000	6/1/08	820,000	869,634
Delaware State Health Facilities Authority Revenue, Beebe Medical Center, Series A	5.250	6/1/09	575,000	615,860
Delaware State Health Facilities Authority Revenue, Medical Center of Delaware, Series B, Prerefunded 10/01/06 @ 101	6.500	10/1/13	450,000	486,864
Deleware State Health Facilities Authority Revenue, Nanticoke Hospital, Series A (RADIAN)	4.500	5/1/14	100,000	102,716
Sussex County Deleware Single Family Mortgage, ETM	7.500	3/1/10	205,000	234,247

				2,314,502

District of Columbia - 0.63%
District of Columbia Certificates Participation	5.250	1/1/09	100,000	109,851
District of Columbia Hospital Revenue, Series A, ETM	5.250	8/15/12	40,000	42,873
District of Columbia Housing Finance Agency (Asset GTY)	4.850	6/1/08	180,000	180,340
District of Columbia Housing Finance Agency, Mayfair Mansions Apartments, AMT (FHA)	5.000	2/1/08	120,000	124,904

District of Columbia Housing Finance Agency, Single Family Mortgage, Series A, AMT (FNMA/GNMA)	16.250	12/1/28	1,135,000	1,139,972
District of Columbia Revenue, American Association of Advancement of Science	5.250	1/1/16	215,000	234,642
District of Columbia Revenue, Georgetown University, Series A	6.000	4/1/18	250,000	280,685
District of Columbia, Series B (FSA)	5.500	6/1/14	220,000	243,338

				2,356,605

Florida - 1.72%
Altamonte Springs Florida Health Facilities Authority Hospital Revenue, Adventist Health/Sunbelt, Series B	5.125	11/15/18	55,000	55,745
Brevard County Flordia Health Facilities Authority, ETM	7.375	11/15/04	45,000	45,299
Broward County Florida Water & Sewer Utility Revenue, Prerefunded 9/01/06 @ 100	6.875	9/1/08	135,000	145,521
Dade City Florida, Governmental Leasing Corp., Certificates of Participation	9.000	4/1/20	50,000	52,025
Dade County Florida Health Facilities Authority, Hospital Revenue, ETM	6.750	5/1/08	10,000	10,901
Dade County Florida Special Obligation, Miami Beach Convention Center Project, ETM	8.625	12/1/07	65,000	72,160
Daytona Beach Florida Water & Sewer, ETM (MBIA)	6.750	11/15/07 — 11/15/07	2,190,000	2,493,665
Florida State Board of Education, Public Education, ETM	6.000	5/1/06	120,000	120,384
Florida State Board of Regents University System (RADIAN)	5.875	5/1/16	155,000	172,983
Florida State Department of Corrections, Okeechobee Correctional Facility, Certificates of Participation (AMBAC)	6.250	3/1/15	310,000	321,721
Key West Florida Utilities Board Electricity Revenue, Series 1980 D, ETM	9.000	10/1/07	270,000	299,495
Key West Florida Utilities Board, Electricity Revenue, (MBAC)	9.750	10/1/13	30,000	38,972
Lee County Florida Justice Center Complex Income Improvement Revenue, Series A, (MBIA)	11.125	1/1/11	50,000	64,083
Martin Memorial Hospital Association Income Stuart Florida Revenue, ETM	7.500	10/1/08	40,000	44,105
Miami Beach Florida Housing Authority Revenue, 1st Mortgage, Elderly Housing, Section 8	6.625	1/15/09	300,000	315,697
Miami-Dade County Florida Housing Finance Authority, Series A-1, AMT (GNMA/FNMA)	5.900	6/1/25	25,000	25,366
Orange County Florida Health Facilities Authority Revenue, Mayflower Retirement Center, ETM	8.750	10/1/09	260,000	300,713
Palm Beach County Florida Health Facilities Revenue, ETM	9.500	8/1/13	25,000	32,714
Palm Beach County Florida Solid Waste Authority Revenue	10.000	12/1/04	50,000	50,676
Pasco County Florida Housing Finance Authority, Multi-family Revenue, AXA, Mandatory Put 6/1/8 @ 100	5.500	6/1/27	880,000	922,108

Pasco County Florida Revenue, GO, ETM (MBIA)	6.375	8/1/08	450,000	492,075
St. Johns County Florida Industrial Development Authority, Series A (MBIA)	5.500	3/1/17	65,000	72,036
Tampa Florida Allegany Health Systems - St. Marys, ETM	5.750	12/1/07	25,000	26,144
Tampa Florida Excise Tax, Revenue Bond, ETM	6.125	10/1/07	40,000	41,955
Tampa Florida Water and Sewer Revenue, ETM	6.600	4/1/08	75,000	83,123
Vero Beach Florida Electricity Revenue, ETM	6.500	12/1/07	150,000	160,638

				6,460,304

Georgia - 0.51%
Athens Georgia Water & Sewer Revenue, ETM	6.200	7/1/08	135,000	150,239
Augusta Georgia Housing Rehabilitation Agency	7.000	9/1/05	45,000	45,900
Clarke County Georgia Hospital Authority Revenue, ETM	9.875	1/1/06	15,000	15,838
Clayton County Georgia Housing Authority Multi-Family, AMT (FNMA)	5.750	1/1/13	5,000	5,224
De Kalb County Georgia Water & Sewer Revenue, ETM	5.750	10/1/06	55,000	56,900
Forsyth County Georgia Hospital Authority Revenue Antic Certificates Georgia Baptist Health Care Systems Project, ETM	6.000	10/1/08	70,000	74,808
Fulton County Georgia Housing Authority, Single Family Revenue, AMT (GNMA)	6.200	3/1/13	10,000	10,169
Gwinnett County Georgia Multi-Family, Mandatory Put 4/1/06 @ 100 (FNMA)	5.500	4/1/26	395,000	398,381
Savannah Georgia Economic Development Authority	6.200	10/1/09	260,000	289,385
Savannah Georgia Economic Development Authority	6.500	10/1/13	200,000	235,556
Savannah Georgia Economic Development Authority (ACA)	6.875	11/15/11	585,000	651,017

				1,933,417

Hawaii - 0.29%
Hawaii State Housing & Community Development Corp., Multifamily Housing Revenue, Sunset Villas (GNMA)	5.750	1/20/36	640,000	671,028
Hawaii State Housing Finance & Development, AMT (FNMA)	5.200	7/1/12	395,000	412,186
Honolulu Hawaii City & County, Multi-Family Housing, Waipahu Towers Project, AMT (GNMA)	6.900	6/20/05	10,000	10,000

				1,093,214

Idaho - 0.51%
Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.050	11/1/04	80,000	80,186
Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.150	11/1/05	95,000	95,222
Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.200	11/1/06	95,000	95,200

Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.300	11/1/07	105,000	105,191
Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.400	11/1/08	110,000	110,193
Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.500	11/1/09	110,000	110,180
Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.600	11/1/10	5,000	5,008
Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.700	11/1/11	5,000	5,008
Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.800	11/1/12	5,000	5,008

Idaho Falls Idaho Electricity Revenue, ETM	6.750	4/1/09	80,000	88,626
Idaho Housing & Financial Assistance, Series Sub-B, AMT	5.650	7/1/09	40,000	40,666
Idaho Housing & Financial Assistance, Single Family Mortgage, Series Sub-C, AMT	5.250	7/1/11	40,000	40,218
Idaho Housing & Financial Assistance, Single Family Mortgage, Series F-2, AMT	5.100	7/1/12	70,000	72,265
Idaho Housing & Financial Assistance, Single Family Mortgage, Series E, Class 111, AMT	5.300	1/1/22	980,000	992,319
Idaho Housing Agency, Single Family Mortgage, Series Sub-F, AMT	5.800	7/1/07	55,000	55,644

				1,900,934

Illinois - 14.55%
Addison Illinois Single Family Mortgage Revenue, ETM	7.500	4/1/11	500,000	583,160
Alton Illinois Hospital Facilities Revenue & Refunded, Alton Memorial Hospital Project, ETM	7.000	7/1/05	30,000	31,180
Bedford Park Illinois Water Revenue, AMT (ACA)	6.000	12/15/08	530,000	582,035
Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	4.950	6/1/05	10,000	10,136
Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.250	6/1/08	40,000	42,128
Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.350	6/1/09	40,000	42,515
Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.450	6/1/10	40,000	42,409
Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	6.000	1/11/11	535,000	612,618
Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.500	6/1/11	55,000	58,513
Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.550	6/1/12	55,000	58,892
Chicago Illinois, Series A	5.250	1/1/08	600,000	639,180
Davis Junction Illinois Solid Waste, GO, Series B (LOC)	5.500	4/15/10	410,000	443,513
Des Plaines Illinois Hospital Facility Revenue, Holy Family Hospital, ETM	7.000	1/1/07	50,000	52,986

Des Plaines Illinois Hospital Facility Revenue, Holy Family Hospital, ETM (FGIC)	7.000	1/1/07	5,000	5,299
Des Plaines Illinois Hospital Facility Revenue, Holy Family Hospital, ETM (MBIA)	7.000	1/1/07	25,000	26,493
Dupage County Illinois Water & Sewer Revenue, ETM	5.200	1/1/07	15,000	15,603
Fairfield Illinois Economic Development Revenue, Wayne County Center Project	6.000	12/15/05	55,000	56,433
Grant Hospital Chicago Illinois Revenue, ETM	6.400	7/1/07	20,000	21,422
Grayslake Illinois Multi-Family Revenue, Country Squire Apartments (FHA)	6.000	6/1/05	50,000	50,000
Greater Peoria Illinois Airport Authority, AMT (AMBAC)	6.500	12/1/05	5,000	5,034
Highland Illinois Retirement Facility Revenue, Faith Care Project, Series A, SUB (GNMA)	5.850	10/20/31	2,560,000	2,712,858
Highland Illinois Retirement Facility Revenue, Faith Care Project, Series A, SUB (GNMA)	5.950	10/20/41	5,435,000	5,762,132
Hodgkins Illinois Tax Increment Revenue	7.625	12/1/13	8,950,000	9,633,065
Illinois Development Finance Authority Revenue, Catholic Health (AMBAC)	5.150	2/15/06	245,000	252,610
Illinois Development Finance Authority Revenue, Community Rehabilitation Providers	5.375	7/1/09	160,000	162,155
Illinois Development Finance Authority Revenue, Community Rehabilitation Providers, Series A	5.600	7/1/19	930,000	925,052
Illinois Development Finance Authority Revenue, Debt Restructure East St. Louis	6.875	11/15/05	120,000	122,984
Illinois Development Finance Authority Revenue, Provena Health, Series A	5.250	5/15/12	3,000,000	3,267,000
Illinois Development Finance Authority Revenue, Section 8, Series A (FHA/MBIA)	5.200	7/1/08	5,000	5,280
Illinois Educational Facilities Authority Revenue, Art Institute of Chicago	4.250	3/1/34	380,000	380,390
Illinois Educational Facility Authority Revenue	4.600	10/1/08	365,000	384,871
Illinois Educational Facility Authority Revenue	5.000	10/1/13	495,000	542,688
Illinois Educational Facility Authority Revenue, Art Institute of Chicago, Mandatory Put 3/1/13 @ 100	4.100	3/1/34	500,000	499,005
Illinois Health Facilities Authorities, Loyola University, ETM	6.250	7/1/06	65,000	68,208
Illinois Health Facilities Authority Revenue (FSA)	7.600	8/15/10	312,000	313,323
Illinois Health Facilities Authority Revenue, Covenant Retirement Communities, Series A (RADIAN)	4.600	12/1/12	750,000	775,853
Illinois Health Facilities Authority Revenue, Hospital Sisters Services Income, Series A	4.500	12/1/23	6,500,000	6,841,379
Illinois Health Facilities Authority Revenue, Lutheran Social Services	6.125	8/15/10	215,000	215,202
Illinois Health Facilities Authority Revenue, Michael Reese Hospital & Medical Center, ETM	6.750	12/1/08	295,000	321,886

Illinois Health Facilities Authority Revenue, Midwest Group Ltd. (ACA)	5.375	11/15/08	105,000	109,976
Illinois Health Facilities Authority Revenue, Sinai Health System (FHA)	3.650	8/15/11	645,000	647,677
Kendall & Kane Counties Illinois Community School District Number 115 Yorkville	7.000	1/1/07	275,000	305,267
Lake County Illinois Community School District (FSA), Zero Coupon	0.000	12/1/17	1,640,000	910,036
Lake County Illinois Township, High School District Number 113, Highland Park, GO	8.100	12/1/12	90,000	119,714
Lake County Illinois, School District Number 109, Series B, GO	6.600	12/15/18	180,000	223,907
Madison & St. Clair Counties Illinois, School District Number 10 Collinsville, School Building (FGIC)	5.500	2/1/16	325,000	360,571
Metropolitan Pier & Exposition Authority Illinois Dedicated State Tax, Mccormick Place, Series A	5.000	6/15/07	1,750,000	1,832,495
Oak Park Illinois Industrial Development Revenue, Mandatory Put 12/01/06 @ 100	5.500	12/1/11	1,850,000	1,943,740
Palatine Illinois Tax Increment Revenue (AMBAC)	5.000	1/1/15	2,190,000	2,322,034
Rockford Illinois Mortgage Revenue, Faust Landmark Apartments, Series A, AMT (FHA)	5.625	1/1/07	35,000	35,932
Rockford-Concord Commons Housing, Concord Commons Project (FHA)	6.150	11/1/22	460,000	479,780
Rockford-Concord Commons Housing, Concord Commons Project, Series A (FHA)	5.550	11/1/06	40,000	41,180
Round Lake Beach Illinois Tax Increment Revenue	3.250	12/15/08	3,295,000	3,275,428
Round Lake Beach Illinois Tax Increment Revenue	4.650	12/15/13	1,875,000	1,897,575
Sauk Village Illinois, Tax Increment, Series A	5.350	12/1/13	350,000	388,059
Schaumburg Illinois Special Assessment	6.750	12/1/28	1,593,000	1,662,072
Silvas Illinois Mortgage Revenue (FHA)	5.200	8/1/17	445,000	463,187
Southern Illinois University Revenue, ETM	6.750	4/1/07	130,000	141,521
Upper Illinois River Valley Development Authority, Solid Waste Disposal Revenue, AMT	5.900	2/1/14	380,000	388,816
Woodridge Illinois Multi-Family Revenue, Hawthorn Ridge, Series A (GNMA)	5.650	12/20/32	605,000	631,287

				54,745,744

Indiana - 1.83%
Clark County Indiana Hospitals Association (MBIA)	4.650	3/1/07	915,000	936,465
Fort Wayne Indiana Hospital Authority, ETM	6.500	1/1/05	45,000	45,547
Gary Indiana Mortgage Revenue, Willows on Clark Road Apartments, AMT (GNMA)	4.750	8/20/08	40,000	41,988
Gary Indiana Mortgage Revenue, Willows on Clark Road Apartments, AMT (GNMA)	5.150	8/20/13	70,000	73,075
Indiana Health Facilities Financing Authority Hospital Revenue, Sisters of Staint Francis Health, Series A	5.125	11/1/17	1,900,000	2,031,879
Indiana Health Facilities Financing Authority, Deaconess Hospital, Inc. (MBIA)	5.650	3/1/08	115,000	127,110

Indiana Health Facilities Financing Authority, Floyd Memorial Hospital & Health Services	4.850	2/15/06 — 2/15/08	245,000	253,152
Indiana Health Facilities Financing Authority, Floyd Memorial Hospital & Health Services	4.800	2/15/07	85,000	88,125
Indiana Health Facilities Financing Authority, Floyd Memorial Hospital & Health Services	4.950	2/15/09	80,000	84,121
Indiana Health Facilities Financing Authority, Kings Daughters Hospital, (Asset GTY)	5.100	2/15/06 — 8/15/06	190,000	197,356
Indiana Health Facilities Financing Authority, Kings Daughters Hospital, (Asset GTY)	5.250	2/15/08	95,000	101,813
Indiana Health Facilities Financing Authority, Kings Daughters Hospital, (Asset GTY)	5.350	8/15/09	110,000	119,243
Indiana Health Facility Financing Authority Hospital Revenue, Sisters of St. Francis Health, Series A	5.000	11/1/10	550,000	595,980
Indiana State Financing Authority Toll Road Revenue	5.000	7/1/14	500,000	501,675
Indianapolis Indiana Economic Development Revenue, Mandatory Put 12/1/04 @ 100, AMT (FNMA)	6.375	12/1/24	780,000	784,134
Indianapolis Indiana Utilities Revenue, ETM	7.000	6/1/08	140,000	153,418
Lawrence Indiana Multi-Family Revenue, AMT (FNMA)	5.050	1/1/08	45,000	46,656
Lawrence Indiana Multi-Family Revenue, Mandatory Put 1/1/08 @100, AMT (FNMA)	5.150	6/1/24	530,000	549,780
Moorsville Indiana School Building Corporation, First Mortgage (FSA)	5.000	7/15/15	125,000	135,011

				6,866,528

Kansas - 0.15%
Kansas State Development Finance Authority Multi-Family, AMT (LOC)	5.300	10/1/07	45,000	46,251
Kansas State Development Finance Authority Multi-Family, Mandatory Put 10/1/07 @100, AMT (LOC)	5.600	10/1/19	255,000	262,221
McPhearson Kansas Electric Utility, Partial Prerefunded 3/1/03 @ 100, ETM (AMBAC)	5.900	3/1/07	195,000	212,963
Merriam Kansas Hospital Revenue, Shawnee Mission Medical Center Income, ETM	6.900	6/1/05	5,000	5,171
Wichita Kansas Hospital Revenue	6.875	3/1/07	30,000	31,683

				558,289

Kentucky - 1.77%
Kentucky State Turnpike Authority Recovery Road Revenue	0.000	7/1/06	25,000	23,737
Kentucky State Turnpike Authority Resource Recovery, ETM	6.125	7/1/07	250,000	266,960
Kentucky State Turnpike Authority Resource Recovery, Recovery Road Revenue, ETM	6.625	7/1/08	145,000	158,650
Kentucky State Turnpike Authority Toll Road Revenue, Prerefunded 7/01/06 @ 100	5.500	7/1/07	105,000	111,544
Lexington-Fayette Urban County Government Kenturky Revenue, Transsylvania University Project	5.125	8/1/18	300,000	321,024

Louisville Kentucky Riverfront Corp., ETM	5.750	7/1/10	305,000	334,277
Marshall County Kentucky Public Property Corporation Revenue, Courthouse Facility Project	5.250	3/1/23	5,080,000	5,420,765

				6,636,957

Louisiana - 2.70%
East Baton Rouge Parish Louisiana Hospital District No. 3, Woman’s Hospital Foundation, ETM	7.200	10/1/08	180,000	197,316
Iberia Home Mortgage Authority Louisiana Single Family	7.375	1/1/11	30,000	30,614
Louisiana Housing Finance Agency Mortgage Revenue, AMT (GNMA)	6.450	9/1/27	160,000	171,227
Louisiana Housing Finance Agency Mortgage Revenue, AMT (GNMA)	6.500	9/1/38	395,000	424,546
Louisiana Local Government Environmental Facilities Community Development Authority, Series A (AMBAC)	5.200	6/1/17	1,245,000	1,384,814
Louisiana State Health Education Authority, Lease Rent Revenue, Tulane University Medical Center, ETM	7.875	7/1/09	390,000	444,019
Louisiana State Military Department Custody Recipients	3.400	12/1/11	2,445,000	2,471,357
New Orleans Louisiana Home Mortgage Authority, ETM	6.250	1/15/11	3,005,000	3,475,883
Tensas Parish Louisiana Law Enforcement District, Certificates of Participation	7.000	9/1/18	1,345,000	1,545,593

				10,145,369

Maine - 0.09%
Maine Finance Authority Revenue, AMT (FSA)	5.200	7/1/18	175,000	180,395
Maine State Health Facilities Authority Revenue, ETM	6.625	9/1/05	15,000	15,308
Maine State Health Facilities Authority Revenue, Webber Hospital Association Project, ETM (AMBAC)	6.500	5/1/09	115,000	126,630

				322,333

Maryland - 1.37%
Annapolis Maryland Economic Development Revenue	4.800	10/1/04	5,000	5,000
Annapolis Maryland Economic Development Revenue	5.000	10/1/06 — 10/1/08	175,000	184,597
Baltimore County Maryland Mortgage Revenue, Three Garden Village Project, Series A (FHLMC)	4.800	1/1/13	110,000	114,133
Maryland State Health & Higher Educational Facility Authority Revenue, Greater Baltimore Medical Center	5.000	7/1/25	750,000	752,415
Prince Georges County Maryland Housing Authority, Single Family Mortgage Revenue, Series A, AMT, SUB (FNMA/GNMA/FHLMC)	5.890	8/1/32	35,000	36,213
Tax Exempt Municipal Infrastructure Improvement Transit Mary Land	3.800	5/1/08	4,000,000	4,051,960

				5,144,318

Massachusetts - 1.75%
Boston Massachusetts Industrial Development Finance Authority, Northend Community, Series A (FHA)	6.450	8/1/37	445,000	508,101
Boston Massachusetts Revenue, Deutsches Altenheim, Inc., Series A (FHA)	5.950	10/1/18	135,000	147,990
Dartmouth Massachusetts Housing Development Corporation Mortgage Revenue (FHA/MBIA)	4.850	7/1/09	90,000	90,153
Massachusetts State Development Finance Agency Revenue, Hampshire College	2.500	10/1/05	245,000	245,071
Massachusetts State Development Finance Agency Revenue, Hampshire College	3.000	10/1/06	255,000	256,224
Massachusetts State Development Finance Agency Revenue, Series A (GNMA)	6.700	10/20/21	335,000	385,099
Massachusetts State Health & Education Facilities Authority, Beth Israel Hospital, ETM	5.750	7/1/06	15,000	15,641
Massachusetts State Health and Educational Facilities Authority Revenue, Massachusetts General Hospital, Series F	6.250	7/1/12	1,000,000	1,142,760
Massachusetts State Housing Finance Agency (Asset GTY)	4.850	9/1/13	530,000	554,778
Massachusetts State Housing Finance Agency, Housing Revenue, Single Family, Series 44	5.900	12/1/13	145,000	145,415
Massachusetts State Housing Finance Agency, Series A, AMT (MBIA)	6.125	12/1/11	30,000	31,529
Massachusetts State Industrial Finance Agency, AMT (GNMA)	5.400	8/20/12	75,000	78,973
Massachusetts State Industrial Finance Agency, AMT (GNMA)	6.450	8/20/39	1,670,000	1,819,248
Massachusetts State Industrial Finance Agency, Higher Education, Hampshire College Project	5.800	10/1/17	545,000	611,495
Massachusetts State Industrial Finance Agency, Revenue Bond, Retirement Facility, AMT (GNMA)	5.300	6/20/19	515,000	532,819

				6,565,296

Michigan - 2.13%
Battle Creek Michigan Economic Development	5.125	2/1/09	70,000	71,715
Detroit Water Supply System, Water Utility Improvements, ETM	8.875	1/1/05	80,000	81,414
Detroit/Wayne County Michigan Stadium Authority	5.250	2/1/09	500,000	541,920
Grand Rapids Charter Township Michigan	5.200	7/1/14	210,000	217,703
Grandville Michigan Public Schools District	5.000	5/1/09	1,500,000	1,593,600
Michigan Higher Education Facility Authority Revenue, Limited Obligation, Thomas M. Cooley Law School (LOC)	5.350	5/1/15	760,000	796,783
Michigan Municipal Board Authority Revenue, ETM	6.000	10/1/04	250,000	250,000
Michigan State Hospital Finance Authority Revenue, ETM	8.500	7/1/05	5,000	5,253
Michigan State Hospital Finance Authority Revenue, Hospital Staint John - Series A, (MBIA-IBC), ETM	6.000	5/15/13	220,000	223,219
Michigan State Hospital Finance Authority Revenue, Harper-Grace Hospitals	7.125	5/1/09	185,000	206,673

Michigan State Hospital Financial Authority Revenue, Mercy Mount Clemens, Series A (MBIA)	5.750	5/15/17	1,300,000	1,447,068
Michigan State Hospital Financial Authority Revenue, Mount Carmel Mercy Hospital Project	7.000	8/1/08	100,000	111,254
Michigan State Hospital Financial Authority Revenue, St. Joseph Mercy Hospital Project, ETM	7.000	7/1/05	60,000	62,405
Michigan State Housing Development Authority, Series A, AMT (FNMA)	4.250	12/1/12	1,615,000	1,670,072
Michigan State Strategic Fund Limited Obligation Revenue, International Project, Series A, Prerefunded 8/01/07 @ 101	5.750	8/1/19	60,000	66,604
Michigan State Strategic Fund Ltd., ETM	7.875	8/15/05	40,000	42,148
Romulus Michigan Tax Increment Finance, Tax Increment Development	4.000	11/1/15	325,000	331,078
Saginaw Michigan Hospital Finance Authority, ETM	7.500	11/1/10	190,000	217,613
Vicksburg Michigan Community Schools, Capital Appreciation, Zero Coupon, Prerefunded 5/01/06 @ 37.2417	0.000	5/1/20	200,000	72,258

				8,008,780

Minnesota - 0.71%
Cambridge Minnesota Mortgage Revenue (GNMA)	5.400	11/20/05	35,000	35,307
Dakota County Minnesota Housing & Redevelopment Authority, AMT (GNMA/FNMA)	5.750	10/1/04	5,000	5,000
Eden Prairie Minnesota Multifamily Housing Revenue, Rolling Hills Project (GNMA)	6.150	8/20/31	100,000	108,632
Minneapolis Minnesota Special School District Number 001 Certificate Participation	5.000	2/1/11	250,000	270,015
Minnesota State Housing Finance Agency, AMT	6.500	1/1/26	310,000	310,955
Moorhead Minnesota Residential Mortgage Revenue, ETM	7.100	8/1/11	95,000	110,356
North Suburban Hospital District Minnanoka & Ramsey Counties, Hospital Revenue, Health Central, Inc., ETM	7.125	5/1/09	25,000	27,535
Rochester Minnesota Hospital Revenue, ETM	5.750	10/1/07	150,000	157,082
St. Paul Minnesota Port Authority Hospital Revenue, ETM	7.250	7/1/06	490,000	520,057
White Earth Band of Chippewa Indians, Revenue, Series A (ACA)	7.000	12/1/11	1,000,000	1,109,700

				2,654,639

Mississippi - 0.49%
Corinth & Alcorn County Mississippi Hospital Revenue	5.000	10/1/08	310,000	326,817
Corinth & Alcorn County Mississippi Hospital Revenue	5.125	10/1/10	140,000	146,394
Jackson Mississippi Housing Authority, AMT (FSA)	5.300	4/1/19	700,000	721,385
Lincoln County Mississippi Hospital Revenue (Asset GTY)	5.500	4/1/18	505,000	539,941
Mississippi Business Finance Corp., AMT (LOC)	5.900	9/1/05	95,000	95,311

				1,829,848

Missouri - 1.36%
Boone County Missouri Industrial Development Authority, Otscon, Inc. Project, Mandatory Put 5/1/05 @100, AMT (LOC)	5.125	5/1/18	570,000	577,587
Bridgeton Missouri Industrial Development (GNMA)	5.250	12/20/19	40,000	42,212
Kansas City Missouri Industrial Development Authority Multi-Family Housing Revenue, Walnut Grove Apartments, Section 8 Assisted, Series A, AMT	6.550	12/15/15	1,040,000	1,159,673
Missouri State Development Financing Board, Recreational Facilities, YMCA Greater St. Louis Project, Series A (LOC)	4.750	9/1/07	615,000	645,418
Missouri State Development Financing Board, Recreational Facilities, YMCA Greater St. Louis Project, Series A (LOC)	4.900	9/1/10	230,000	241,909
Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, Central Institute for the Deaf	5.700	1/1/18	100,000	107,214
Ozarks Public Building Corporation Missouri Leasehold Revenue, Ozarks Technical Community College Project	5.750	3/1/16	200,000	212,932
Pacific Missouri Industrial Development Revenue, AMT (LOC)	5.950	5/1/07	540,000	567,033
Pacific Missouri Industrial Development Revenue, AMT (LOC)	6.200	5/1/12	180,000	188,055
Pacific Missouri Industrial Development, Clayton Corp. Project, AMT (LOC)	6.450	5/1/17	180,000	188,114
Sikeston Missouri Electrical Revenue, ETM	6.250	6/1/08	235,000	253,704
St. Charles County Missouri Health Care	5.400	11/15/16	360,000	368,690
St. Louis Missouri Airport Revenue, Airport Development Program, Series A (MBIA)	5.625	7/1/16	145,000	164,002
St. Louis Missouri Land Clearance Redevelopment Authority, Westminster Place Apartments, Mandatory Put 4/1/07 @100 (FNMA)	5.950	7/1/22	150,000	158,466
St. Louis Missouri School District	6.000	4/1/12	125,000	125,370
Taney County Public Water Supply, District Number 3 Lease Partner, Prerefunded 7/01/05 @ 100	7.250	1/1/14	95,000	98,576

				5,098,955

Montana - 0.04%
Missoula County Hospital, ETM	7.125	6/1/07	80,000	86,358
Montana State Board Investment Payroll Tax, Workers Compensation Project , ETM, (MBIA)	6.875	6/1/11	40,000	45,565

				131,923

Nebraska - 0.57%
Clay County Nebraska Industrial Development Revenue, AMT (LOC)	4.750	3/15/09	1,000,000	1,045,570
Clay County Nebraska, AMT (LOC)	5.250	3/15/14	390,000	402,593
Fillmore County Nebraska Industrial Development Revenue, AMT (LOC)	5.000	12/1/11	40,000	40,671
Fillmore County Nebraska Industrial Development Revenue, AMT (LOC)	5.200	12/1/13	50,000	50,685
Nebraska Investment Financial Authority Multi-Family Housing, Old Cheney Apartments, Mandatory Put 12/1/05 @100 (FNMA)	5.500	12/1/25	460,000	463,754

Nebraska Investment Financial Authority Multi-Family Housing, Tara Hills Village (FNMA)	4.875	1/1/08	145,000	149,875

				2,153,148

Nevada - 0.92%
Clark County Nevada Passenger Facility Charge Revenue, Las Vegas Mccarran International Airport , MBIA	5.375	7/1/14	1,850,000	1,998,907
Nevada Housing Division, AMT	6.450	10/1/07	30,000	30,143
Nevada Housing Division, AMT	6.000	10/1/09	35,000	36,656
Nevada Housing Division, AMT (FNMA)	5.900	4/1/06	55,000	56,544
Nevada Housing Division, AMT (FNMA)	5.500	10/1/09	85,000	89,531
Nevada Housing Division, Multi-Unit Housing, Lake Vista Project, Series A, AMT (LOC)	5.200	10/1/18	585,000	602,251
Nevada Housing Division, Multi-Unit, Arville Project, AMT (FNMA)	6.500	10/1/16	320,000	334,537
Nevada Housing Division, Single Family Mortgage, Series A, AMT	6.350	10/1/07	25,000	25,152
Nevada Housing Division, Single Family Mortgage, Series C-1	5.450	4/1/10	40,000	40,520
Nevada Housing Division, Single Family Mortgage, Series B-1	4.950	4/1/12	60,000	61,923
Nevada Housing Division, Single Family Mortgage, Series C-1	5.600	4/1/17	165,000	171,625

				3,447,789

New Hampshire - 0.83%
New Hampshire Health & Educational Facilities Authority Revenue, Portsmouth Academy	5.000	7/1/13	500,000	519,070
New Hampshire Higher Education & Health Facilities, Franklin Pierce College	5.125	10/1/13	1,200,000	1,237,560
New Hampshire Higher Education & Health Facilities, Franklin Pierce College (ACA)	4.900	10/1/08	45,000	47,861
New Hampshire Higher Education & Health Facilities, Franklin Pierce College (ACA)	5.000	10/1/09	495,000	527,956
New Hampshire Higher Education & Health Facilities, Kendal at Hanover Issue (LOC)	5.200	10/1/06	205,000	205,226
New Hampshire Higher Education & Health Facilities, Kendal at Hanover Issue (LOC)	5.300	10/1/07	150,000	150,170
New Hampshire Higher Education & Health Facilities, Rivier College	4.750	1/1/05	40,000	40,256
New Hampshire Higher Education & Health Facilities, Rivier College	4.850	1/1/07	10,000	10,419
New Hampshire Higher Education & Health Facilities, Rivier College	4.900	1/1/08	55,000	57,887
New Hampshire Higher Education & Health Facilities, Rivier College	5.550	1/1/18	315,000	331,273

				3,127,678

New Jersey - 2.75%
Bergen County New Jersey Utilities Authority, ETM	6.400	12/15/09	50,000	55,195
Essex County New Jersey Utilities Authority (FSA)	4.800	4/1/14	200,000	209,954
Glouchester County New Jersey Improvement Authority, AMT (County GTY)	5.000	11/1/10	50,000	53,629

Moorestown Township New Jersey Fire District Number 1	4.000	10/1/10	135,000	142,333
New Jersey Economic Development Authority Revenue ,First Mortgage, Far Hills Country Day School	4.400	9/1/24	1,500,000	1,538,175
New Jersey Economic Development Authority Revenue ,First Mortgage, Far Hills Country Day School	5.500	9/1/24	5,500,000	5,671,710
New Jersey Health Care Facilities Financing Authority Revenue, Jersey City Medical Center (AMBAC/FHA)	4.800	8/1/21	575,000	604,423
New Jersey State Educational Facilities Authority	7.250	7/1/25	280,000	288,672
New Jersey State Educational Facilities Authority Revenue, Fairleigh Dickinson, Series C	4.250	7/1/06	715,000	732,332
New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, Series A (AMBAC)	5.300	5/1/06	500,000	516,065
New Jersey State Turnpike Authority, Turnpike Revenue	5.200	1/1/08	50,000	52,595
New Jersey State Turnpike Authority, Turnpike Revenue	5.875	1/1/08	50,000	53,229
New Jersey State Turnpike Authority, Turnpike Revenue, ETM	5.700	5/1/13	210,000	233,833
Passaic County New Jersey	5.000	9/15/12	175,000	188,736

				10,340,881

New Mexico - 0.56%
Albuquerque New Mexico Collateralized (FGIC), Zero Coupon	0.000	5/15/11	263,000	160,107
Albuquerque New Mexico Hospital Revenue	7.500	7/1/08	85,000	94,610
Albuquerque New Mexico Hospital Revenue, ETM	7.750	8/1/08	40,000	44,948
Bernalillo County New Mexico Gross Receipts Tax Revenue, (AMBAC)	4.000	6/15/14	1,300,000	1,321,164
Bernalillo County New Mexico Multi-Family, Mandatory Put 11/1/06 @100 (AXA)	5.250	11/1/25	370,000	370,018
New Mexico Mortgage Financing Authority (GNMA/FNMA)	5.500	7/1/17	30,000	31,097
New Mexico Mortgage Financing Authority (GNMA/FNMA)	5.600	7/1/28	70,000	71,836

				2,093,780

New York - 6.06%
Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.200	12/1/13	125,000	131,290
Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.400	12/1/18	110,000	115,556
Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.500	12/1/28	335,000	346,534
Capital District Youth Center New York (LOC)	6.000	2/1/17	125,000	133,138
East Rochester New York Housing Authority Revenue, Gates Senior Housing Project, (GNMA)	6.125	4/20/43	840,000	949,528

Long Island Power Authority Electrical Systems Revenue, Series B	5.000	6/1/11	500,000	541,995
New York City Industrial Development Agency, College of Aeronautics Project	5.000	5/1/06	110,000	113,711
New York City Industrial Development Agency, College of Aeronautics Project	5.200	5/1/09	70,000	74,229
New York New York, Series B (AMBAC)	7.250	8/15/07	85,000	96,684
New York State Dormitory Authority Lease Revenue, Court Facilities, Series A	5.250	5/15/11	760,000	839,276
New York State Dormitory Authority Lease Revenue, Court Facilities, Series A	5.750	5/15/14	2,285,000	2,604,876
New York State Dormitory Authority Revenue, D’Youville College (Asset GTY)	4.375	7/1/08	320,000	340,573
New York State Dormitory Authority Revenue, Hunts Point Multi-Service Center	5.625	7/1/22	745,000	826,018
New York State Dormitory Authority Revenue, Lutheran Social Services(AMBAC/FHA)	5.125	2/1/18	235,000	248,090
New York State Dormitory Authority Revenue, Norwegian Christian Home and Health Center (MBIA/FHA)	4.900	8/1/21	330,000	349,635
New York State Dormitory Authority Revenue, Norwegian Christian Home and Health Center (MBIA/FHA)	6.100	8/1/41	3,670,000	4,029,072
New York State Dormitory Authority Revenue, Second Hospital	5.000	2/15/10	600,000	647,220
New York State Dormitory Authority Revenue, Second Hospital	5.750	2/15/15	5,510,000	6,211,588
New York State Dormitory Authority Revenues, (MBIA-IBC)	5.700	8/15/09	500,000	543,700
New York State Housing Finance Agency Revenue, Multi-Family Housing, Northfield Apartment, Series A (SONYMA)	4.300	8/15/14	625,000	641,463
New York State Urban Development Corporation Revenue, Community Enhancement Facilities	5.125	4/1/12	300,000	326,325
New York, New York City Industrial Development Agency, Civic Facility Revenue, Bank Street College Project (Radian)	4.500	12/1/07	605,000	641,288
Oneida County New York Industrial Development Agency Revenue, Civic Facilities- Mohawk Valley, Series A (FSA)	4.650	2/1/05	175,000	176,761
Oneida County New York Industrial Development Agency Revenue, Civic Facilities- Mohawk Valley, Series A (FSA)	4.700	2/1/06	230,000	238,947
Oneida County New York Industrial Development Agency Revenue, Civic Facilities- Mohawk Valley, Series A (FSA)	5.000	1/1/13 — 1/1/13	545,000	578,289
Onondaga County New York Industrial Development Agency, Civic Facilities Revenue, Lemoyne College, Series A	5.500	3/1/14	100,000	107,134
Onondaga County New York Industrial Development, Lemoyne College	5.000	3/1/07	40,000	41,833
Port Authority of New Jersey & New York, Airport and Marina Improvements	5.250	9/15/12	250,000	266,185
Schenectady New York Industrial Development Agency, Civic Facilities Revenue, Schaffer Heights (GNMA)	5.250	11/1/10	240,000	250,630
Syracuse New York Housing Authority	5.000	8/1/07	235,000	240,736

Triborough Bridge & Tunnel Authority	7.250	1/1/10	90,000	101,476
Yates County New York Industrial Development Agency, Civic Facilities Revenue, Soldiers & Sailors Memorial (FHA)	5.500	2/1/19	55,000	58,001

				22,811,781

North Carolina - 0.78%
North Carolina Medical Care Community Revenue, Health Care, Series A	4.650	10/1/14	1,180,000	1,179,458
North Carolina Medical Care Community Revenue, North Carolina Housing Foundation, Inc.	6.000	8/15/10	235,000	260,718
North Carolina Medical Care, Community Hospital Revenue Bond, ETM	7.625	10/1/08	600,000	663,204
Winston Salem North Carolina Certificates Participation, Series A	5.000	6/1/07	790,000	830,835

				2,934,215

North Dakota - 1.19%
Fargo North Dakota Health Systems Revenue, Meritcare Hospital, Group A (MBIA)	5.600	6/1/13	1,250,000	1,366,538
Fargo North Dakota Health Systems Revenue, Meritcare Hospital, Group A (MBIA)	5.550	6/1/16	1,650,000	1,799,507
North Dakota State Housing Finance Agency Revenue, Homemortgage Finance, Series E, AMT	4.500	7/1/07	95,000	97,406
North Dakota State Housing Finance Agency Revenue, Homemortgage Finance, Series E, AMT	4.550	1/1/08	70,000	71,883
North Dakota State Housing Finance Agency Revenue, Homemortgage Finance, Series E, AMT	4.850	7/1/11	115,000	118,560
North Dakota State Housing Finance Agency Revenue, Homemortgage Finance, Series E, AMT	4.950	1/1/12	115,000	118,416
North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.500	1/1/07	60,000	61,053
North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.550	1/1/08 — 7/1/08	240,000	247,049
North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.650	1/1/09	75,000	77,204
North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.850	7/1/11	215,000	221,655
North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.950	1/1/12	205,000	210,929
North Dakota State Housing Finance Agency Revenue, Series D, AMT	5.000	1/1/13	85,000	85,591

				4,475,791

Ohio - 1.62%
Bridlewood Village Apartments, Certificates of Participation, Class A	5.600	9/1/21	104,744	106,586
Cuyahoga County Ohio Mortgage Revenue, AMT (GNMA)	5.200	9/20/09	515,000	529,168
Cuyahoga County Ohio Multi-Family Housing, AMT (GNMA)	6.250	12/20/36	325,000	352,914
Hancock County Ohio Multi-Family Housing, Crystal Glen Apartments, AMT (LOC)	5.050	1/1/10	300,000	303,837

Jefferson County Ohio (Asset GTY)	6.625	12/1/05	30,000	30,810
Knox County Ohio Hospital Facilities Revenue, Knox Community Hospital (Asset GTY)	5.000	6/1/12	575,000	624,490
Lorain County Ohio Hospital Revenue, Humility of Mary Health Care, Prerefunded 6/15/05 @ 100	5.900	12/15/08	1,380,000	1,404,218
Lucas-Palmer Housing Development Corporation of Ohio (FHA/MBIA)	5.900	7/1/07	35,000	36,222
Montgomery County Ohio Hospital Revenue	6.875	4/1/06	40,000	41,819
Ohio Capital Corporation For Housing, Mortgage Revenue, Georgetown Village Ltd., Section 8 Assisted Project (FHA)	6.625	7/1/22	190,000	190,300
Ohio Capital Corporation For Housing, Mortgage Revenue, Section 8 Assisted Project (FHA)	5.550	8/1/24	350,000	350,714
Ohio State Mortgage Revenue (FHA)	5.600	8/1/06	10,000	10,362
Ohio State Water Development Authority Pollution Control Facility Revenue (MBIA)	5.000	12/1/13	790,000	847,362
Ohio State Water Development Authority Revenue, ETM	8.000	12/1/04	60,000	60,631
Ohio State Water Development Pollution Control, ETM	6.375	6/1/07	80,000	85,362
Ohio State Water Development Pollution Control, General Motors Corp.	5.900	6/15/08	372,000	373,492
Portage County Ohio Hospital Revenue, ETM	6.700	12/1/07	120,000	128,704
Sandusky County Ohio Health Care Facilities Revenue (FNMA)	5.150	7/1/09	150,000	165,629
Stark County Ohio Health Care Facilty Review (GNMA)	5.300	7/20/18	210,000	220,212
Stark County Ohio Health Care Facilty Review (GNMA)	5.350	7/20/23	230,000	237,089

				6,099,921

Oklahoma - 1.34%
Canadian County Oklahoma Home Financing Authority, Single Family Mortgage, Series A, Bonds Convert to 6.70% on 9/1/01, (GNMA)	6.700	9/1/32	1,130,000	1,208,987
Grand River Dam Authority Oklahoma Revenue, ETM	6.250	11/1/08	205,000	219,752
McAlester Oklahoma Public Works Authority, ETM (FSA)	8.250	12/1/05	190,000	204,128
Oklahoma Housing Finance Agency Multi-Family (FNMA)	5.100	12/1/07	105,000	108,198
Oklahoma State Turnpike Authority, Turnpike Revenue, ETM	4.700	1/1/06	5,000	5,048
Tulsa County Oklahoma Public Facilities Authority Capital Improvement Revenue	6.950	11/1/07	25,000	26,806
Tulsa Oklahoma Airports Improvement, Tulsa International Airport, ETM	6.400	6/1/06	35,000	36,712
Tulsa Oklahoma Industrial Authority Revenue, ETM	6.500	4/1/07	20,000	21,239
Washington County Oklahoma Medical Authority Revenue, Bartlesville, Jane Philips Medical Center Project	5.500	11/1/10	3,000,000	3,210,360

				5,041,230

Oregon - 0.53%
Cow Creek Band Umpqua Tribe of Indians, Series B (AMBAC)	5.100	7/1/12	1,710,000	1,750,253
Oregon State Health Housing, Educational & Cultural Facilities, Cedar West Housing Project, Series A, AMT (LOC)	4.650	1/2/08	240,000	247,942

				1,998,195

Pennsylvania - 11.07%
Allegheny County Pennsylvania Hospital Development Authority Revenue, ETM	6.750	7/1/05	35,000	36,312
Allegheny County Pennsylvania Hospital Development Authority Revenue (MBIA)	5.000	11/1/23	260,000	267,602
Allegheny County Pennsylvania Hospital Upmc (MBIA)	5.350	12/1/15	910,000	946,355
Allegheny County Pennsylvania Hospital Upmc, ETM	6.750	7/1/10	40,000	45,157
Allegheny County Pennsylvania Residential Finance Authority, Single Family Mortgage, Series DD-2, AMT (GNMA)	4.950	5/1/09	120,000	125,329
Allegheny County Pennsylvania Residential Finance Authority, Single Family Mortgage, Series KK-2, AMT, SUB (GNMA)	5.750	5/1/33	1,875,000	1,919,699
Allegheny County Pennsylvania, SFM (GNMA)	5.200	5/1/17	50,000	51,519
Beaver County Pennsylvania Industrial Development Authority (GNMA)	4.850	5/20/10	365,000	388,130
Berks County Pennsylvania Redevelopment Authority, Muliti-Family Revenue (FNMA)	5.150	1/1/19	390,000	395,070
Berks County Pennsylvania Solid Waste Authority, County Guaranteed Revenue	3.000	4/1/09	770,000	770,323
Berks County Pennsylvania Solid Waste Authority, County Guaranteed Revenue	2.875	4/1/10	790,000	786,824
Berks County Pennsylvania Solid Waste Authority, County Guaranteed Revenue	3.200	4/1/11	810,000	812,706
Blair County Hospital Authority, ETM	6.900	7/1/08	60,000	65,960
Cambria County Pennsylvania, GO (FGIC)	5.500	8/15/16	750,000	829,170
Carbon County Pennsylvania Hospital Authority, County Gauranteed Hospital Revenue, Gnaden Huetten Memorial Hospital Project	10.000	1/1/14	245,000	258,291
Chester County Pennsylvania Health & Education Facilities Authority Health Systems Revenue, Jefferson Health Systems, Series B	4.900	5/15/07	100,000	106,655
Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.000	10/15/06 — 10/15/07	165,000	165,328
Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.100	10/15/08	10,000	10,020
Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.125	10/15/09	70,000	70,144
Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.300	10/15/11	95,000	95,202
Chester Pennsylvania Guaranteed Host Community Revenue, Series B	5.800	12/1/13	1,435,000	1,533,943
Coatesville Pennsylvania Water Revenue, ETM	6.250	10/15/13	60,000	68,324

Cumberland County Pennsylvania Municipal Authority Revenue, Presbyterian Homes, Inc. Project	6.000	12/1/26	290,000	291,482
Delaware County Pennsylvania Authority College Revenue, Eastern College	4.750	10/1/06	50,000	51,599
Delaware County Pennsylvania Authority College Revenue, Eastern College	4.950	10/1/08	80,000	84,745
Delaware County Pennsylvania Authority College Revenue, Eastern College, Series B	4.850	10/1/07	50,000	52,539
Delaware County Pennsylvania Authority College Revenue, Eastern College, Series B	5.500	10/1/19	840,000	845,173
Delaware County Pennsylvania Authority Health Care Revenue, Mercy Health Corp., Series A, ETM	5.125	11/15/12	40,000	40,554
Delaware County Pennsylvania Authority Revenue, Dunwoody Village Project	6.250	4/1/30	200,000	208,116
Delaware Valley Pennsylvania Regional Finance Authority Revenue, Local Government	5.500	7/1/12	920,000	1,031,982
Erie County Pennsylvania Hospital Authority Revenue, Hamot Medical Center Project, ETM	6.900	1/1/05	5,000	5,066
Erie Pennsylvania Higher Education Building Authority, College Revenue, Gannon University Project, Series A	5.750	3/15/13 — 3/15/13	445,000	454,065
Erie Pennsylvania Higher Education Building Authority, College Revenue, Gannon University Project	5.200	7/15/16	200,000	205,780
Erie Pennsylvania Higher Education Building Authority, Mercyhurst College Project	5.750	3/15/12	10,000	10,561
Erie Pennsylvania Higher Education Building Authority, Mercyhurst College Project	5.850	3/15/17	110,000	114,943
Fayette County Pennsylvania Hospital Authority, Hospital Revenue, The Uniontown Hospital (AMBAC)	5.550	6/15/08	350,000	375,701
Fayette County Pennsylvania Hospital Authority, Hospital Revenue, The Uniontown Hospital (AMBAC)	5.650	6/15/09	370,000	397,395
Fayette County Pennsylvania Hospital Authority, Hospital Revenue, The Uniontown Hospital	5.750	6/15/15	1,000,000	1,074,290
Greene County Pennsylvania Industrial Development Authority, Monongahela Power Co., Series B (MBIA)	5.100	2/1/12	85,000	91,679
Hazleton Pennsylvania Area School District, Series A (FGIC)	5.000	3/1/10 — 3/1/11	90,000	97,060
Indiana County Pennsylvania Industrial Development Authority, Pollution Control Revenue (MBIA)	6.000	6/1/06	25,000	26,683
Lehigh County Pennsylvania General Purpose Authority Revenues, Good Shepherd Group, Series A	4.000	11/1/09	1,375,000	1,403,669
Methacton Pennsylvania School District Authority Revenue, Prerefunded 10/01/06 @ 100	6.500	4/1/07	70,000	76,327
Mifflin County Pennsylvania Hospital Authority, Lewiston Hospital (Asset GTY)	5.300	7/1/05	255,000	260,962

Mifflin County Pennsylvania Hospital Authority, Lewiston Hospital (Asset GTY)	5.500	7/1/12	235,000	258,829
Mifflin County Pennsylvania Hospital Authority, Lewiston Hospital (Asset GTY)	6.000	7/1/15	500,000	559,150
Mount Lebanon Pennsylvania Hospital Authority, ETM	7.000	7/1/06	10,000	10,481
Northampton County Pennsylvania Higher Education Authority Revenue College, Moravian College	4.700	7/1/12	90,000	94,241
Pennsylvania Housing Finance Agency, Rental Housing, Zero Coupon	0.000	4/1/30	365,000	298,282
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 58A, AMT	5.000	10/1/04	100,000	100,000
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 65A, AMT	4.600	10/1/08	540,000	562,545
Pennsylvania State Higher Education Facilities Authority, Health Services Revenue (MBIA)	5.400	11/15/07	150,000	160,797
Pennsylvania State Higher Education Facilities, Health Services, (MBIA)	5.875	11/15/21	50,000	53,986
Pennsylvania State Higher Educational Facilities Authority Revenue (RADIAN)	6.000	6/1/29	1,100,000	1,195,007
Pennsylvania State Higher Educational Facilities Authority,	5.250	11/1/18	680,000	734,128
Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue	5.875	11/15/16	310,000	334,710
Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue (MBIA)	5.600	11/15/09	740,000	812,653
Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue (MBIA)	5.700	11/15/11	2,000,000	2,219,100
Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue, Allegheny Delaware Valley Obligation Group	5.600	11/15/09	100,000	107,584
Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	5.000	11/1/08 — 11/1/13	385,000	402,989
Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	4.550	11/1/09	145,000	154,895
Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	4.650	11/1/10	205,000	217,271
Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	4.900	11/1/12	200,000	211,416
Pennsylvania State Higher Educational Facilities, Health Services (MBIA)	5.875	11/15/18	350,000	372,747
Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY)	4.750	3/15/05	40,000	40,100
Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY)	4.850	3/15/06	70,000	70,178
Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY)	5.100	3/15/09	80,000	80,213

Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY)	5.200	3/15/10	80,000	80,217
Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY)	5.250	3/15/11	80,000	80,219
Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY)	5.300	3/15/12	80,000	80,221
Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY)	5.500	3/15/13	500,000	548,545
Pennsylvania State Higher Educational Facilities, Ursinus College	5.400	1/1/06	55,000	57,421
Philadelphia Pennsylvania Airport Authority Revenue, AMT (FGIC)	5.375	6/15/12	1,455,000	1,587,580
Philadelphia Pennsylvania Authority For Industrial Development, Development Reviews	5.000	8/15/09	60,000	61,880
Philadelphia Pennsylvania Authority For Industrial Development (FHA)	4.750	2/1/08	65,000	67,524
Philadelphia Pennsylvania Authority For Industrial Development, Arbor House Inc. Project, Series E	6.100	7/1/33	705,000	685,450
Philadelphia Pennsylvania Authority For Industrial Development, Jeanes Physicians’ Office	9.375	7/1/10	140,000	141,959
Philadelphia Pennsylvania Authority For Industrial Development, Senior Living Revenue, Reider House Project, Series A	6.100	7/1/33	620,000	602,807
Philadelphia Pennsylvania Authority For Industrial Development, Senior Living Revenue, Saligman House Project, Series C	6.100	7/1/33	585,000	568,778
Philadelphia Pennsylvania Authority Industrial Development Revenue, Simpson House Project	5.000	8/15/10	70,000	71,637
Philadelphia Pennsylvania Authority Industrial Development Revenue, Simpson House Project	5.100	8/15/11	60,000	61,006
Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority Revenue, Frankford Hospital, ETM	5.750	1/1/19	190,000	205,698
Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority Revenue, Jefferson Health System, Series A (AMBAC)	5.125	5/15/18	2,500,000	2,625,600
Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority Revenue, Jerferson Health Systems, Series A	5.000	5/15/10	250,000	266,305
Philadelphia Pennsylvania Hospitals & Higher Education Facilities, Friends Hospital (ACA)	6.200	5/1/11	1,005,000	1,018,376
Philadelphia Pennsylvania Hospitals & Higher Education Facilities, Health Systems, Series A (FHA)	5.375	1/1/28	800,000	821,143
Philadelphia Pennsylvania Parking Authority, Parking Revenue (AMBAC)	5.250	2/1/15	900,000	970,748
Philadelphia Pennsylvania Redevelopment Authority Housing Revenue, Multi-Family (FHA)	5.450	2/1/23	165,000	169,099

Pittsburgh Pennsylvania Urban Redevelopment Authority, Multi-Family Mortgage Revenue (GNMA)	5.350	12/20/26 — 12/20/26	1,575,000	1,623,509
Pittsburgh Pennsylvania Urban Redevelopment Authority, Oliver Garage Project (FGIC)	5.200	6/1/11	25,000	27,219
Pittsburgh Pennsylvania Urban Redevelopment Authority, Series C, AMT (GNMA/FNMA)	5.950	10/1/29	35,000	36,094
Potter County Pennsylvania Hospital Authority Revenue, Charles Cole Memorial Hospital	5.950	8/1/16	350,000	375,830
Pottsville Pennsylvania School District, ETM	9.375	5/1/06	45,000	47,889
Rose Tree Media Pennsylvania School District (FGIC)	4.400	2/15/11	50,000	52,464
Scranton-Lackawanna Pennsylvania Health & Welfare Authority Revenue	5.125	7/1/16	250,000	264,060
Somerset County Pennsylvania Hospital Authority, Somerset Community Hospital, District B (Asset GTY)	5.200	3/1/10	150,000	161,340
Somerset County Pennsylvania Hospital Authority, Somerset Community Hospital, District B (Asset GTY)	5.300	3/1/11	10,000	10,794
Suburban Lancaster Pennsylvania Sewer Authority Revenue, ETM	5.400	1/1/11	20,000	21,640
Unity Township Pennsylvania Municipal Authority Sewer Revenue, ETM	6.600	5/1/08	30,000	32,673
Upper Darby Pennsylvania School District, Series A	3.250	2/15/12	850,000	847,263
Upper Gwynedd-Towamencin Pennsylvania Municipal Authority Sewer Revenue, ETM	5.850	10/15/06	25,000	26,287
Wayne Pike Pennsylvania Joint School Authority School, ETM	6.000	12/1/07	25,000	26,320
Westmoreland County Pennsylvania, Series D, ETM	5.000	8/1/06	300,000	317,127
Williamsport Pennsylvania Area Joint School Authority School Revenue, ETM	5.700	2/1/06	5,000	5,147
Williamsport Pennsylvania Housing Authority Multi-Family (FHA/MBIA)	5.250	1/1/15	255,000	264,529
Womelsdorf Pennsylvania Sewer Authority, Prerefunded 2/1/07 @ 100	5.500	2/1/08	15,000	15,763
York County Pennsylvania Industrial Development Authority Water Facilities Revenue, York Water County Project	3.600	5/15/09	500,000	500,265
York Pennsylvania Housing Corp., Revenue Mortgage, Series A	6.875	11/1/09	185,000	185,039
York Township Water & Sewer, ETM	6.000	8/1/13	55,000	62,055

				41,675,256

Rhode Island - 0.60%
Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.700	9/1/16 — 9/1/21	695,000	741,331
Rhode Island State Economic Development Corp. Revenue, Providence Place Mall (Asset GTY)	5.750	7/1/10	1,400,000	1,530,326

				2,271,657

South Carolina - 1.15%
Charleston County South Carolina Residential Recovery Revenue, Foster Wheeler Charleston	5.100	1/1/08	95,000	102,513
Columbia South Carolina Water & Sewer, ETM	7.750	1/1/11	2,070,000	2,409,376
South Carolina Jobs Economic Development Authority Revenue, AMT	5.050	6/1/08	500,000	526,180
South Carolina Jobs Economic Development Authority, Westminster Presbyterian	5.125	11/15/08	107,000	110,757
South Carolina State Housing Finance & Development	5.500	12/1/05	50,000	50,633
South Carolina State Housing Finance & Development, Mandatory Put 6/1/05 @ 100 (FNMA)	5.700	6/1/25	760,000	764,872
South Carolina State Housing Finance & Development (FHA)	6.050	7/1/27	95,000	95,222
South Carolina State Housing Finance & Development Authority, Multi-Family Revenue, Mandatory Put 6/1/10 @ 100 , AMT	6.750	6/1/25	245,000	251,507

				4,311,060

South Dakota - 0.14%
South Dakota State Health & Educational Facilities Authority Revenue, Rapid City Regular Hospital	5.250	9/1/14	500,000	538,720

Tennessee - 1.25%
Bristol Tennessee Health & Education Facilities Board Revenue, ETM	6.900	1/1/07	200,000	211,430
Greenville Tennessee Health & Educational Facilities, ETM	8.700	10/1/09	130,000	150,376
Johnson City Tennessee Electricity Revenue	4.750	5/1/08	510,000	543,982
Johnson City Tennessee Health & Education, ETM	7.000	7/1/11	505,000	582,962
Metro Government Nashville & Davidson County Tennessee (Asset GTY)	5.500	5/1/23	190,000	199,112
Metro Government Nashville & Davidson County Tennessee, CI Homes, Inc. Project, Series A, Prerefunded 10/1/07 @ 105	9.000	10/1/22	65,000	78,799
Metro Government Nashville & Davidson County Tennessee, Health and Education Facilities Board (Radian)	5.100	8/1/16	1,745,000	1,817,958
Metro Government Nashville & Davidson County Tennessee, Mandatory Put 2/1/06 @ 100 (FNMA)	5.200	2/1/21	540,000	556,330
Metro Government Nashville & Davidson County Tennessee, Multi-Family Housing, Welch Bend Apartments, Mandatory Put 1/1/07 @ 100 (FNMA)	5.500	1/1/27	530,000	550,215

				4,691,164

Territory of American Samoa - 0.06%
Territory of American Samoa, GO (ACA)	6.000	9/1/07	220,000	239,444

Texas - 5.10%
Austin Texas Independent School District, Unrefunded Balance	5.700	8/1/11	100,000	106,400
Bexar County Texas Housing Finance Corp. Revenue, AMT (GNMA)	7.750	9/1/15	5,000	5,003
Bexar County Texas Housing Finance Corp., Multi-Family Housing Revenue, Perkin Square Project, Series A-1, (GMNA)	6.550	12/20/34	975,000	1,095,744

Bexar County Texas Housing Finance Corp., Multi-Family Housing Revenue, Stablewood Farms (GNMA)	6.250	7/20/43	3,070,000	3,407,883
Bexar County Texas Revenue Project (MBIA)	5.750	8/15/22	440,000	477,866
Brazoria County Texas Municipal Utilities District Number 6	7.000	9/1/09	100,000	116,109
Brenham Texas, Certificates of Obligation (FSA)	5.375	8/15/15	190,000	211,440
Bryan Texas Higher Education Authority, Allen Academy	6.500	12/1/06	30,000	31,382
Bryan Texas Higher Education Authority, Allen Academy	7.300	12/1/16	435,000	491,720
Capital Area Housing Finance Corp., AMT	6.500	11/1/19	50,003	51,136
Danbury Higher Education Authority Revenue, George Gervin Youth Center, Series A	5.250	2/15/10	750,000	802,455
Del Rio Texas (Asset GTY)	7.500	4/1/08 — 4/1/09	60,000	68,914
Del Rio Texas (Asset GTY)	6.500	4/1/10	5,000	5,502
Del Rio Texas (Asset GTY)	5.550	4/1/11	5,000	5,358
Del Rio Texas (Asset GTY)	5.650	4/1/13	5,000	5,354
Del Rio Texas (Asset GTY)	5.750	4/1/16 — 4/1/17	70,000	74,641
Denison Texas Hospital Authority Hospital Revenue, ETM	7.125	7/1/08	20,000	22,090
Edgewood Texas Independent School District	4.900	8/15/08	130,000	136,947
Edgewood Texas Independent School District	5.000	8/15/09 — 8/15/10	270,000	281,939
Edgewood Texas Independent School District	5.250	8/15/13	160,000	167,723
Garland Texas Certificates of Obligation	5.750	2/15/18	75,000	83,764
Greater Greenspoint Texas Redevelopment Authority Tax Increment Contract	5.250	9/1/10	500,000	550,440
Harris County Texas Hospital District Mortgage Revenue, (MBIA)	7.400	2/15/10	285,000	322,378
Harris County Texas Housing Finance Corp., Multi Family Housing Revenue, Copperwood Ranch Apartments, Series A, SUB, AMT (AMBAC)	4.850	12/1/12	440,000	466,220
Harris County Texas Municipal Utilities District Number 368	7.000	9/1/14	120,000	141,656
Harris County Texas Municipal Utility District Number 354	5.300	5/1/12	255,000	272,401
Heart of Texas Housing Financial Corp., Waco Parkside Village, Multi-Family Housing, AMT (GNMA)	7.400	9/20/35	300,000	326,841
Houston Texas Apartment Systems Revenue, ETM	7.600	7/1/10	130,000	153,266
Houston Texas Housing Finance Corp., Single Family, Zero Coupon	0.000	6/1/14	55,000	26,993
Houston Texas Sewer System Revenue, ETM	6.375	10/1/08	130,000	141,115
Kleberg County Texas Hospital Revenue, ETM	8.000	7/1/08	45,000	50,443
Lubbock Texas Health Facility Revenue	5.875	3/20/37	400,000	426,232
Midland County, Texas Hospital District Revenue Bond (AMBAC)	5.375	6/1/16	1,000,000	1,073,120

North Texas Health Facilities Development Corp., Hospital Revenue, United Regional Health Care Systems Inc. Project (MBIA)	5.000	9/1/14	2,600,000	2,763,695
Northeast Hospital Authority Texas Revenue, ETM	8.000	7/1/08	220,000	247,141
Odessa Texas Housing Finance Corp. Single Family (FNMA)	8.450	11/1/11	23,627	24,217
Panhandle Texas Regulation Housing Finance, AMT (GNMA)	7.500	5/1/24	60,000	60,025
Panhandle-Plains Texas Higher Education, Series D, AMT	5.250	3/1/05	10,000	10,043
San Antonio Texas Electric & Gas, Series 2000	5.800	2/1/06	1,000,000	1,033,120
Southeast Texas Hospital Finance, ETM	6.500	5/1/09	65,000	71,554
Tarrant County Texas Health Facilities Development Revenue, South Central Nursing Homes (FHA/MBIA)	6.000	1/1/37	35,000	38,610
Tarrant County Texas Housing Finance Corp., Multi-Family Housing, Summit Project A, Mandatory Put 9/1/07 @ 100 (FNMA)	5.080	9/1/27	490,000	506,523
Texarkana Texas Housing Finance Corp. Mortgage, Summer Hill, Series A (GNMA)	5.550	1/20/07	20,000	20,283
Texas State Afforable Housing, Multifamily Housing Revenue, American Housing Foundation, Series A, (MBIA)	4.050	9/1/07	690,000	699,391
Texas State Department Housing & Community Affairs, Volente Project, AMT (FNMA)	5.000	7/1/08	170,000	179,282
Texas State Public Finance Authority	5.250	10/1/09	500,000	542,525
Texas State Public Finance Authority Building Revenue, Department of Criminal Justice, Series A	5.250	2/1/11	300,000	326,535
Texas State Water Development Revenue, Series B, ETM	6.500	8/1/05	5,000	5,203
Texas Water Development Board Revenue, Series B	5.750	7/15/12	500,000	559,779
Travis County Texas Health Facilities Development Corporation Hospital Revenue, ETM	5.000	11/1/05	30,000	30,492
Travis County Texas Housing Finance Corp., Broadmoor Apartments Project, AMT (FSA)	5.700	6/1/06	230,000	237,758
Ysleta Texas Independent School District Public Facilities Corporation Lease Revenue	4.750	11/15/12	200,000	212,990

				19,169,641

Utah - 0.91%
Provo City Utah Housing Authority Multi-Family, Lookout Pointe Apartments (GNMA)	6.000	7/20/08	75,000	77,039
Salt Lake City Utah Hospital Revenue, ETM	8.000	5/15/07	10,000	10,907
Utah Housing Corp Single Family Mortgage Revenue	5.250	7/1/25	1,750,000	1,797,985
Utah Housing Corp., Single Family Mortgage, Series D-2, Class III, SUB, AMT	5.000	7/1/18	935,000	966,434
Utah State Housing Finance Agency, Single Family Mortgage, A2 Class III, AMT	5.050	7/1/12	35,000	35,491
Utah State Housing Finance Agency, Single Family Mortgage, Series F1, Class I	5.500	7/1/16	30,000	30,159

Utah State Housing Finance Agency, Single Family Mortgage, Mezz D2, AMT	5.400	7/1/20	150,000	153,765
Utah State Housing Finance Agency, Single Family Mortgage, Series A2 Class II, AMT	5.400	7/1/16	70,000	71,216
Utah State Housing Finance Agency, Single Family Mortgage, Series A2, Class III, AMT	5.200	7/1/11	45,000	45,460
Utah State Housing Finance Agency, Single Family Mortgage, Series B2, Class III, AMT	5.250	7/1/11	55,000	55,094
Utah State Housing Finance Agency, Single Family Mortgage, Series Sub-D2, AMT	5.250	7/1/12	30,000	30,284
Utah State Housing Finance Agency, Sub-Single Family Mortgage, Issue F1	5.850	7/1/07	10,000	10,029
Weber County Utah Municipal Building Authority (Asset GTY)	6.750	12/15/04	120,000	121,133

				3,404,996

Various States - 1.32%
Municipal Mortgage and Equity Financial CDD Senior Securitization Trust, LOC, Mandatory Put 11/01/08 @ 100	3.375	11/1/08	4,930,000	4,960,566

Vermont - 0.10%
Vermont Educational & Health Buildings Financing Agency, Norwich University Project	5.000	7/1/06 — 7/1/07	190,000	196,987
Vermont Educational & Health Buildings Financing Agency, Norwich University Project	5.750	7/1/13	175,000	186,972

				383,959

Virginia - 1.61%
Chesterfield County Virginia Industrial Development Authority (LOC)	5.000	7/1/14	565,000	589,233
Chesterfield County Virginia Industrial Development Authority (LOC)	5.200	7/1/19	165,000	169,854
Newport News Virginia Industrial Development Authority (GNMA)	7.250	8/1/16	275,000	293,062
Poplar Hill Virginia Community Development Authority Certificates Participation Adjustment, Series A	5.500	9/1/34	4,740,000	4,740,000
Richmond Virginia Metro Authority Expressway Revenue, Partially Prerefunded, Balance ETM	7.000	10/15/13	220,000	258,951

				6,051,100

Washington - 3.40%
Grays Harbor County Washington Public Utility, ETM	5.375	1/1/06	65,000	66,492
King County Washington Housing Authority Revenue, Vashon Community Center, Series A, SUB (GNMA)	7.250	9/20/42	1,795,000	2,047,197
Seattle Washington Housing Authority (GNMA)	7.400	11/20/36	365,000	402,712
Seattle Washington New Public Housing Authority	4.875	8/1/08 — 8/1/09	2,955,000	3,168,645
Spokane Washington Housing Authority Revenue, Valley 206 Apartments, Junior Lien A (Standby LOC)	5.750	4/1/28	125,000	121,888
Spokane Washington Housing Authority Revenue, Valley 206 Apartments, Senior Lien A	5.625	4/1/28	245,000	233,980

Spokane Washington Housing Authority, Cheney Care Center Revenue, Series A, (GNMA)	6.350	8/20/39	470,000	524,031
Washington State Health Care Facilities Authority Revenue, Childrens Hospital & Regular Medical Center	5.375	10/1/16	1,000,000	1,103,660
Washington State Health Care Facilities Authority Revenue, Multicare Health Systems	5.250	8/15/10	1,500,000	1,640,670

Washington State Health Facilities Authority Revenue, Grays Harbor Community Hospital (RADIAN)	5.850	7/1/12	900,000	1,008,810
Washington State Housing Finance Community, AMT (LOC), Mandatory Put 7/1/08 @100	4.900	7/1/30	1,150,000	1,159,648
Washington State Housing Financial Commonwealth, Bonds Convert 6/1/08 to 5.60%, AMT, Zero Coupon, (GNMA/FNMA)	0.000	12/1/20	500,000	409,330
Washington State Housing Revenue, Crista Ministries Project (LOC)	5.100	7/1/10	135,000	140,339
Washington State Housing Revenue, Presbyterian Ministries (ACA)	5.100	1/1/14	240,000	249,826
Washington State Housing Revenue, Presbyterian Ministries (ACA)	5.300	1/1/19	200,000	204,638
Washington State, Series A	5.250	7/1/12	200,000	214,768
Washington State, Series A	4.875	10/1/15	100,000	100,385

				12,797,019

West Virginia - 0.46%
Beckley West Virginia Nursing Facility Revenue Refunding, Beckley Health Care Corp. Project (Standby LOC)	5.550	9/1/08	55,000	57,206
Beckley West Virginia Nursing Facility Revenue Refunding, Beckley Health Care Corp. Project (Standby LOC)	5.700	9/1/09	55,000	57,098
Harrison County West Virginia, County Community Special Obligation, Series A, ETM	6.250	5/15/10	195,000	218,468
Harrison County West Virginia, Series B, (AMBAC) Zero Coupon	0.000	10/20/10	329,749	204,810
Kanawha County West Virginia Building Community Revenue, Charleston Area Medical Center Project, ETM	6.600	12/1/08	920,000	998,365
Kanawha County West Virginia Single Family Mortgage Revenue, ETM	7.400	12/1/10	90,000	105,393
Marshall County West Virginia Mortgage Revenue Capital Appreciation, Zero Coupon (MBIA)	0.000	5/1/14	106,000	50,963
Wood County West Virginia Building Community Revenue, ETM	6.625	1/1/06	40,000	41,251

				1,733,554

Wisconsin - 2.17%
Beloit Wiscosin School District	5.000	10/1/12	250,000	267,073
Hortonville Wisconsin School District	4.900	4/1/11	100,000	105,705
Oshkosh Wisconsin Hospital Facility Revenue, Mercy Medical Center, Prerefunded 7/01/07 @ 100	7.375	7/1/09	120,000	132,526
Shell Lake Wisconsin Nursing Home Revenue, Terraceview Living (GNMA)	5.300	9/20/18	270,000	273,861

Whitewater Wisconsin Waterworks Systems Mortgage Revenue	7.500	7/1/16	65,000	71,265
Wisconsin Housing and Economic Development Authority, Series B, AMT	4.950	9/1/09	95,000	99,282
Wisconsin Housing and Economic Development Authority, Series C	4.600	11/1/11	1,250,000	1,296,550
Wisconsin State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc.	5.000	8/15/10	1,500,000	1,626,030
Wisconsin State Health & Educational Facilities, Hudson Memorial Hospital, (FHA)	5.600	7/15/22	3,000,000	3,178,229

Wisconsin State Health & Educational Facilities, Sisters Sorrowful Mother, Series A (MBIA)	5.100	8/15/07	285,000	306,475
Wisconsin State Health & Educational Facilities, Sisters Sorrowful Mother, Series A (MBIA)	5.200	8/15/08	170,000	183,088
Wisconsin State Health & Educational Facilities, Sisters Sorrowful Mother, Series A (MBIA)	5.300	8/15/09	295,000	319,378
Wisconsin State Health & Educational Facilities, Viterbo College Income Project (LOC)	5.400	2/1/05	5,000	5,043
Wisconsin State Health & Educational Facilities, Viterbo College Income Project (LOC)	5.750	2/1/12	135,000	140,272
Wisconsin State Health & Educational Facilities. Viterbo College Income Project (LOC)	6.000	2/1/17	135,000	140,405

				8,145,182

Wyoming - 0.21%
Teton County Wyoming, Teton County School District No 1 Project (MBIA)	5.000	6/1/05	150,000	153,270
Wyoming Community Development Authority Housing Revenue, Series 5, AMT	5.700	12/1/07	50,000	50,018
Wyoming Community Development Authority, Multi-Family Revenue, Aspen Court Apartments, Mandatory Put 12/1/08 @ 100, AMT (LOC)	4.750	12/1/30	560,000	567,773

				771,061

Total Municipal Bonds (Cost $341,351,530)				352,054,634

Taxable Securities - 3.61%
IIS/Syska Holdings Energy*	3.900	8/15/08	10,900,000	10,791,000
Kidspeace National Center of Georgia	4.500	12/1/28	2,740,000	2,790,142

Total Taxable Securities (Cost $13,613,404)				13,581,142

Taxable Municipal Bonds - 1.52%
Amerescoslutions Energy*	6.000	5/1/22	5,608,000	5,729,918

Total Taxable Municipal Bonds (Cost $5,608,000)				5,729,918

Money Market Mutual Funds - 0.53%
Blackrock Provident Institutional Fund	1.380	12/31/49	2,000,971	2,000,971

Total Money Market Mutual Funds (Cost $2,000,971)				2,000,971

Total Investments (Cost $362,573,905) (a) - 99.30%				373,366,665
Other assets in excess of liabilities - 0.70%				2,626,915

NET ASSETS - 100.00%				$375,993,580

Percentages indicated are based on net assets of $375,993,580.

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $2,147 and by accretion of $632,566.

Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$10,916,148
Unrealized depreciation	(758,101)

Net unrealized appreciation	10,158,047

(b)	Represents non-income producing securities.

*	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ACA – American Capital Access

AMT – Alternative Minimum Tax

AMBAC – AMBAC Indemnity Corp.

AXA – AXA Reinsurance UK

ETM – Escrowed to Maturity

FGIC – Financial Guaranty Insurance Co.

FHA – Federal Housing Administration

FHLMC – Federal Home Loan Mortgage Corp.

FNMA – Federal National Mortgage Association

FSA– Financial Security Assurance, Inc.

GNMA – Government National Mortgage Association

GO – Government Obligation

GTY – Guaranteed

IRBA – Industrial Reconstruction Building Authority

ISND – Insured

LOC – Letter of Credit

MBIA – Municipal Bond Insurance Association

RADIAN – Radian Group, Inc.

SUB – Step-up bond

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments

September 30, 2004

(Unaudited)

	Rate	Maturity Date	Principal Amount	Value
U.S. Government Agency Mortgages - 34.75%
Fannie Mae, Pool #380433	6.490%	8/1/08	$1,502,347	$1,627,251
Fannie Mae, Pool #555440	6.000	11/1/17	669,025	702,630
Fannie Mae, Pool #555446	5.500	3/1/18	780,405	808,330
Fannie Mae, Pool #560912	9.500	10/1/30	2,987	3,311
Fannie Mae, Pool #564235	9.000	11/1/30	74,280	81,801
Fannie Mae, Pool #564319	9.500	11/1/30	2,105	2,347
Fannie Mae, Pool #636884	6.500	4/1/32	677,819	711,480
Fannie Mae, Pool #720196	5.500	7/1/33	697,558	708,324
Fannie Mae, Pool #720359	5.000	6/1/18	469,904	478,409
Fannie Mae, Pool #725232	5.000	3/1/34	841,100	834,396
Fannie Mae, Pool #739505	5.500	9/1/33	256,129	259,838
Fannie Mae, Pool #740734	4.500	11/1/18	261,785	261,636
Fannie Mae, Pool #747631	6.500	11/1/33	39,429	41,394
Fannie Mae, Pool #753108	5.500	12/1/33	806,700	819,149
Fannie Mae, Pool #775826	5.500	6/1/34	927,497	940,929
Fannie Mae, Series 1998-36, Class J	6.000	7/18/28	48,572	49,938
Fannie Mae, Series 1998-M1, Class A2	6.250	1/25/08	978,955	1,046,632
Fannie Mae, Series 1998-M6, Class A2	6.320	8/15/08	781,815	841,828
Fannie Mae, Series 2001-14, Class Z	6.000	5/25/31	901,770	936,601
Fannie Mae, Series 2001-44, Class QC	6.000	9/25/16	130,000	135,129
Fannie Mae, Series 2001-60, Class PM	6.000	3/25/30	516,175	522,894
Fannie Mae, Series 2002-11, Class QC	5.500	3/25/17	55,000	57,098
Fannie Mae, Series 2002-31, Class PD	6.000	11/25/21	500,000	520,253
Fannie Mae, Series 2002-56, Class VD	6.000	4/25/20	179,521	183,877
Fannie Mae, Series 2002-60, Class A2	4.750	2/25/44	240,640	240,998
Fannie Mae, Series 2002-T16, Class A2	7.000	7/25/42	748,156	801,462
Fannie Mae, Series 2002-T19, Class A2	7.000	7/25/42	414,357	443,880
Fannie Mae, Series 2002-T19, Class A3	7.500	7/25/42	22,715	24,681
Fannie Mae, Series 2002-T4, Class A2	7.000	12/25/41	40,340	43,214
Fannie Mae, Series 2002-W1, Class 2A	7.500	2/25/42	786,546	849,123
Fannie Mae, Series 2002-W10, Class A2	4.700	8/25/42	84,686	84,663
Fannie Mae, Series 2002-W9, Class A2	4.700	8/25/42	27,516	27,537
Fannie Mae, Series 2003-106, Class WB	4.500	10/25/15	1,130,000	1,154,512
Fannie Mae, Series 2003-122, Class TU	4.000	5/25/16	1,120,000	1,130,710
Fannie Mae, Series 2003-6, Class JT	4.500	6/25/16	157,292	157,069
Fannie Mae, Series 2003-63, Class A2	2.340	7/25/44	350,000	349,650
Fannie Mae, Series 2003-9, Class UK	4.500	11/25/16	1,054,797	1,060,103
Fannie Mae, Series 2003-92, Class KH	5.000	3/25/32	820,000	814,826
Fannie Mae, Series 2003-W10, Class 3A2B	3.056	7/25/37	805,000	800,814
Fannie Mae, Series 2003-W14, Class 1A5	4.710	9/25/43	1,025,000	1,038,694
Fannie Mae, Series 2003-W18, Class 1A3	4.732	8/25/43	780,000	789,399
Fannie Mae, Series 2003-W19, Class 1A3	4.783	11/25/33	60,000	60,886
Fannie Mae, Series 2003-W3, Class 1A2	7.000	8/25/42	460,471	493,279
Fannie Mae, Series 2003-W8, Class 2A	7.000	10/25/42	1,021,525	1,084,308
Fannie Mae, Series 2004-29, Class QG	4.500	12/25/32	1,060,000	1,012,773
Fannie Mae, Series 2004-T2, Class 1A3	7.000	11/25/43	500,124	535,758
Fannie Mae, Series 2004-T3, Class 1A3	7.000	2/25/44	241,259	258,449
Fannie Mae, Series 2004-W1, Class 1A3	4.490	11/25/43	880,000	892,632
Fannie Mae, Series 2004-W2, Class 5A	7.500	3/25/44	1,451,210	1,576,830
Fannie Mae, Series 2561, Class TU	4.160	6/25/42	730,000	735,950
Fannie Mae, Series T-48, Class 1A2B	4.688	7/25/22	15,721	15,782
Fannie Mae, TBA	0.000	9/1/18 — 10/1/33	3,439,000	3,440,766

Freddie Mac, Gold Pool #A15111	6.000	10/1/33	52,939	54,756
Freddie Mac, Gold Pool #A15401	6.500	11/1/33	96,109	100,919
Freddie Mac, Gold Pool #A17062	6.000	12/1/33	1,522,864	1,575,129
Freddie Mac, Gold Pool #E64408	7.500	12/1/10	57,052	58,840
Freddie Mac, Gold Pool #G10985	7.500	2/1/10	9,797	10,290
Freddie Mac, Series 1977, Class E	7.000	7/15/12	76,390	79,802
Freddie Mac, Series 2278, Class H	6.500	1/15/31	139,441	143,389
Freddie Mac, Series 2368, Class QG	6.500	9/15/30	581,890	591,412
Freddie Mac, Series 2378, Class PE	5.500	11/15/16	1,330,000	1,384,786
Freddie Mac, Series 2390, Class CH	5.500	12/15/16	35,000	36,221
Freddie Mac, Series 2399, Class PG	6.000	1/15/17	30,000	31,613
Freddie Mac, Series 2405, Class PE	6.000	1/15/17	70,000	73,750
Freddie Mac, Series 2453, Class BD	6.000	5/15/17	770,000	807,025
Freddie Mac, Series 2497, Class BM	5.000	2/15/22	15,067	15,280
Freddie Mac, Series 2512, Class PE	5.500	2/15/22	1,565,000	1,626,264
Freddie Mac, Series 2513, Class QK	5.000	8/15/28	368,359	369,494
Freddie Mac, Series 2533, Class PE	5.500	12/15/21	495,000	510,607
Freddie Mac, Series 2543, Class HG	4.750	9/15/28	821,475	831,034
Freddie Mac, Series 2640, Class BG	5.000	2/15/32	155,000	154,519
Freddie Mac, Series 2662, Class DG	5.000	10/15/22	110,000	110,032
Freddie Mac, Series 2682, Class LC	4.500	7/15/32	1,250,000	1,202,149
Freddie Mac, Series 2691, Class ME	4.500	4/15/32	1,999,000	1,918,350
Freddie Mac, Series 2721, Class PE	5.000	1/15/23	75,000	75,102
Freddie Mac, Series 2727, Class PB	4.250	4/15/23	1,575,000	1,596,780
Freddie Mac, Series 2728, Class TC	4.000	2/15/23	1,765,000	1,773,553
Freddie Mac, Series 2734, Class PG	5.000	7/15/32	1,192,000	1,172,472
Freddie Mac, Series 2750, Class NB	4.000	12/15/22	1,947,000	1,956,462
Freddie Mac, Series 2759, Class AU	3.500	5/15/19	970,000	974,905
Freddie Mac, Series 2778, Class JD	5.000	12/15/32	2,070,000	2,035,021
Freddie Mac, Series 2783, Class PD	5.000	1/15/33	950,000	930,744
Freddie Mac, Series 2786, Class PA	3.500	10/15/10	953,000	958,553
Freddie Mac, Series 2836, Class EG	5.000	12/15/32	2,080,000	2,049,056
Freddie Mac, Series 2844, Class PD	5.000	12/15/32	2,080,000	2,045,172
Freddie Mac, Series T-41, Class 3A	7.500	7/25/32	1,343,230	1,459,500
Freddie Mac, Series T-59, Class 1A2	7.000	10/25/43	705,125	755,365
Freddie Mac, TBA	0.000	10/1/33	730,000	722,700
Government National Mortgage Association, Pool #424989	6.000	10/15/33	19,688	20,442
Government National Mortgage Association, Pool #580834	6.000	6/20/34	361,189	374,824
Government National Mortgage Association, Pool #616201	6.000	1/15/34	104,330	108,300
Government National Mortgage Association, Pool #616522	6.000	7/20/34	1,449,911	1,502,833
Government National Mortgage Association, Pool #616571	6.500	8/20/34	2,152,713	2,268,945
Government National Mortgage Association, Pool #628339	6.500	2/20/34	794,251	839,123
Government National Mortgage Association, Series 2003-116, Class ND	3.750	6/20/26	1,770,000	1,780,456
Government National Mortgage Association, Series 2004-11, Class QE	5.000	12/16/32	1,425,000	1,402,818
Government National Mortgage Association, Series 2004-26, Class GD	5.000	11/16/32	900,000	882,996

Total U.S. Government Agency Mortgages (Cost $71,527,984)				71,866,006

Corporate Bonds - 24.16%
21ST Century Insurance	5.900	12/15/13	380,000	392,805
Agfirst Farm Credit Bank	8.393	12/15/16	1,630,000	1,886,725
America West Airlines, Series 1999-1	7.930	1/2/19	707,874	778,859

American General Corp., Series B*	8.125	3/15/46	1,755,000	2,259,562
Arcel Finance	5.984	2/1/09	887,576	928,360
AT&T Broadband Corp.	8.375	3/15/13	1,046,000	1,266,696
Autopista Del Maipo*	7.373	6/15/22	1,495,000	1,736,711
BAE Systems 2001 Asset Trust*	7.156	12/15/11	331,317	357,427
Bellsouth Corp.	5.200	9/15/14	1,095,000	1,105,210
BFC Finance Corp., Series 1996-A	7.375	12/1/17	445,000	512,115
Capital One Bank	5.750	9/15/10	460,000	490,389
Centerpoint Energy Resources	7.875	4/1/13	380,000	447,925
Cleveland Electric Illumination	7.430	11/1/09	50,000	57,375
Cleveland Electric Illumination	5.650	12/15/13	640,000	662,249
Comcast Cable Communications	6.200	11/15/08	190,000	205,318
Consolidated Natural Gas	7.250	10/1/04	50,000	50,000
Consumers Energy Corp.	4.000	5/15/10	990,000	973,455
Consumers Energy Corp.*	5.000	2/15/12	870,000	882,140
Continental Cablevision	9.000	9/1/08	5,000	5,862
Cox Communications, Inc.	6.750	3/15/11	556,000	595,078
Daimler Chrysler North America Holding Corp.	4.750	1/15/08	475,000	489,194
Dayton Power & Light*	5.125	10/1/13	780,000	787,041
Delta Air Lines	6.417	7/2/12	25,000	25,382
Deutsche Telekom International Finance	8.750	6/15/30	965,000	1,247,338
Dobie Center Properties, Ltd.*	6.410	5/1/08	720,000	786,038
Dobie Center Properties, Ltd.*	6.460	5/1/09	770,000	845,231
Duke Capital Corp., LLC	4.302	5/18/06	922,000	935,258
Eastern Energy, Ltd.*	6.750	12/1/06	569,000	611,675
Enterprise Products Operations	7.500	2/1/11	410,000	466,888
Enterprise Products Operations*	4.625	10/15/09	420,000	423,488
Firstenergy Corp.	6.450	11/15/11	1,290,000	1,407,222
Ford Motor Credit Co.	6.875	2/1/06	1,005,000	1,051,654
Ford Motor Credit Co.	5.800	1/12/09	935,000	969,119
General Motors	8.375	7/15/33	265,000	281,231
General Motors Acceptance Corp.	6.750	1/15/06	135,000	140,817
General Motors Acceptance Corp.	5.625	5/15/09	550,000	560,679
General Motors Acceptance Corp.	6.875	9/15/11	714,000	749,002
General Motors Nova Financial	6.850	10/15/08	25,000	26,500
Goldman Sachs Group, Inc.	4.750	7/15/13	690,000	676,983
Halliburton Co.	5.500	10/15/10	600,000	628,550
Health Care Services Corp.*	7.750	6/15/11	1,405,000	1,634,798
Hydro-Quebec	8.250	4/15/26	85,000	116,769
Hydro-Quebec	8.500	12/1/29	80,000	114,700
Indiana Michigan Power Co.	6.125	12/15/06	135,000	142,931
International Paper Co.	4.000	4/1/10	65,000	63,512
International Paper Co.	6.750	9/1/11	25,000	27,858
Liberty Media Corp.	3.380	9/17/06	665,000	672,122
Liberty Media Corp.	5.700	5/15/13	162,000	160,158
Mantis Reef, Ltd.*	4.692	11/14/08	1,790,000	1,807,899
Merrill Lynch Corp	5.450	7/15/14	995,000	1,029,223
Mizuho Finance (Cayman)	8.375	4/27/49	1,690,000	1,828,379
Mizuho Finance (Cayman)*	5.790	4/15/14	218,000	224,917
Northwest Airlines, Inc.	6.264	11/20/21	1,283,921	1,322,233
OneAmerica Financial Partners, Inc.*	7.000	10/15/33	620,000	636,396
Pemex Finance, Ltd.	6.300	5/15/10	215,000	227,601
Pemex Finance, Ltd. *	7.330	5/15/12	890,000	1,006,777
Pemex Project Funding Master Trust *	8.500	2/15/08	379,000	425,901
Petroleos Mexicanos	9.500	9/15/27	400,000	488,000
PF Export Receivables Master Trust	6.600	12/1/11	160,000	174,822
PLC Trust, Series 2003-1*	2.709	3/31/06	1,012,472	1,011,875
Ram Holdings, Ltd.*	6.875	4/1/24	1,290,000	1,259,068
Sappi Papier Holding*	7.500	6/15/32	525,000	606,375
TCI Communications, Inc.	6.875	2/15/06	270,000	283,091
Time Warner Cos., Inc.	7.570	2/1/24	15,000	16,950

Tri-State Generation and Transmission Association, Inc.*	7.144	7/31/33	376,000	417,657
Tyco International Group SA	6.750	2/15/11	1,343,000	1,510,996
Tyco International Group SA	7.000	6/15/28	528,000	595,701
Tyco International Group SA	6.875	1/15/29	1,097,000	1,229,372
United Mexican States	8.625	3/12/08	510,000	583,950
United Mexican States	8.375	1/14/11	105,000	123,113
United Mexican States	6.750	9/27/34	360,000	345,780
Verizon Pennsylvania, Inc.	5.650	11/15/11	199,000	210,071
Xcel Energy, Inc.	7.000	12/1/10	830,000	938,659

Total Corporate Bonds (Cost $47,549,701)				49,941,205

Collateralized Mortgage Obligations - 9.67%
Bank of America Mortgage Securities, Series 2004-G, Class 2A6	4.657	8/25/34	1,990,000	2,018,988
Chase Commercial Mortgage Securities Corp., Series 1996-2, Class A2	6.900	11/19/28	187,053	196,024
Citicorp Mortgage Securities, Inc., Series 2001-17, Class 2A1	6.000	11/25/31	2,915	2,911
Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A2	6.500	6/25/34	1,251,674	1,302,793
Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2	6.750	8/25/34	1,341,816	1,405,553
Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1	6.000	2/25/34	502,411	512,758
Countrywide Alternative Loan Trust, Series 2004-J8, Class 1A1	7.000	9/25/34	1,350,618	1,451,324
Countrywide Home Loans, Series 2001-32, Class A10	6.500	2/25/32	1,293,304	1,290,755
Countrywide Home Loans, Series 2002-27, Class A5	5.500	12/25/32	532,311	533,729
Countrywide Home Loans, Series 2003-1, Class 1A6	4.750	3/25/33	269,757	271,167
Countrywide Home Loans, Series 2003-BC3, Class N	8.000	9/25/33	427,314	429,451
First Union-Lehman Brothers Commercial Mortgage Trust, Series 1997-C1, Class A3	7.380	4/18/29	1,440,851	1,554,778
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A3	6.869	7/15/29	1,350,468	1,455,292
Green Tree Financial Corp., Series 1996-2, Class A4	7.200	4/15/27	139,976	147,458
Green Tree Financial Corp., Series 1999-2, Class A3	6.080	12/1/30	198,543	202,704
JP Morgan Chase Commercial Mortgage Securities Co., Series 2004-LN2, Class A2	5.115	7/15/41	1,520,000	1,556,920
JP Morgan Commercial Mortgage Finance Corp., Series 1997-C5, Class A3	7.088	9/15/29	2,205,000	2,379,569
LB Commercial Conduit Mortgage Trust, Series 1998-C1, Class A2	6.400	2/18/30	33,061	33,560
Master Alternative Loans Trust, Series 2004-3, Class 5A1	6.500	3/25/34	509,930	527,140
Master Alternative Loans Trust, Series 2004-3, Class 8A1	7.000	4/25/34	625,399	652,960
Master Asset Securitization Trust, Series 2003-6, Class 8A1	5.500	7/25/33	288,224	290,144
Residential Asset Securitization Trust, Series 2002-A13, Class A3	5.000	12/25/17	219,193	220,977
Vanderbilt Mortgage Finance, Series 2001-C, Class A2	4.235	8/7/14	482,713	484,798
Washington Mutual MSC Mortgage Pass-Through, Series 2003-MS3, Class 1A1	5.750	3/25/33	158,581	158,560

Wells Fargo Mortgage Backed Securities Trust, Series 2002-18, Class 1A3	6.000	12/25/32	7,518	7,614
Wells Fargo Mortgage Backed Securities Trust, Series 2003-06, Class A1	5.000	6/25/18	881,529	892,866

Total Collateralized Mortgage Obligations (Cost $19,878,057)				19,980,793

Asset Backed Securities - 9.64%
ABSN NIMS Trust, Series 2003-HE2, Class A	7.000	4/17/33	117,355	117,942
Advanta Mortgage Loan Trust, Series 1998-2, Class A15	6.250	6/25/28	40,268	40,614
Advanta Mortgage Loan Trust, Series 2000-2, Class A6	7.720	3/25/15	65,486	69,256
AQ Finance NIM Trust, Series 2003-N2A	9.300	3/25/33	7,666	7,661
Centex Home Equity, Series 2000-D, Class A6	6.930	1/25/31	38,280	39,803
Centex Home Equity, Series 2002-A, Class AF6	5.540	1/25/32	64,000	66,108
Chase Manhattan Auto Owner Trust, Series 2002-B, Class A3	3.580	5/15/06	112,499	112,733
Conseco Finance Mortgage, Series 2000-B, Class AF6	7.800	5/15/20	1,108,887	1,135,780
Contimortgage Home Equity Loan Trust, Series 1998-1, Class A7	6.870	12/15/22	763,542	762,791
Countrywide Home Equity Loan Trust, Series 2004-0, Class A2	2.150	2/15/34	3,075,000	3,075,000
Countrywide Home Equity Loan Trust, Series 2004-E, Class 2A	2.020	6/15/29	1,796,472	1,794,204
Credit-Based Asset Servicing and Securities, Series 2004-CB6, Class AV1	2.170	7/25/35	1,495,516	1,495,516
Drive Auto Receivables Trust, Series 2004-1, Class A3	3.500	8/15/08	1,100,000	1,106,934
Green Tree Home Improvement Loan Trust, Series 1998-E, Class HIB1	7.790	2/15/15	862,000	868,180
Green Tree Home Improvement Loan Trust, Series 1999-E, Class B1	10.340	3/15/15	721,000	753,042
Greenpoint Manufactured Housing, Series 1999-3, Class 1A7	7.270	6/15/29	40,000	41,446
Heller Equipment Asset Receivable Trust, Series 1999-2, Class A4	6.790	3/14/07	17,275	17,295
Long Beach Mortgage Loan Trust, Series 2004-1, Class A3	2.140	2/25/34	1,049,604	1,049,852
MMCA Automobile Trust, Series 2002-2, Class A4	4.300	3/15/10	1,400,000	1,410,794
MMCA Automobile Trust, Series 2002-3, Class A4	3.570	8/17/09	2,040,000	2,049,987
MMCA Automobile Trust, Series 2002-4, Class A4	3.050	11/16/09	780,000	780,803
MMCA Automobile Trust, Series 2002-5, Class B	2.610	8/15/09	326,391	326,031
Park Place Securities NIM Trust, Series 2004-MCW1, Class A	4.458	9/25/34	1,025,000	1,025,000
Ryder Vehicle Lease Trust, Series 1999-A, Class A5	7.130	10/16/06	463,886	472,094
Saxon Net Interest Margin Trust, Series 2003-A, Class A	6.656	8/26/33	84,920	84,920
UCFC Home Equity Loan, Series 1998-B, Class A8	6.180	10/15/29	28,773	29,585

Westo Financial Owner Trust, Series 2004-1, Class C	2.490	8/22/11	1,200,000	1,192,698

Total Asset Backed Securities (Cost $19,838,371)				19,926,069

U.S. Treasury Notes - 8.02%
U.S. Treasury Notes	1.500	3/31/06	2,810,000	2,773,338
U.S. Treasury Notes	3.125	10/15/08	7,814,000	7,802,357
U.S. Treasury Notes	4.375	8/15/12	5,817,000	5,996,920

Total U.S. Treasury Notes (Cost $16,517,527)				16,572,615

Taxable Municipal Bond - 5.74%
Allegheny County PA, Residential Finance Authority, Revenue, Zero Coupon (FHA)	0.000	8/1/28	270,000	47,925
American Public Energy Agency Nebraska Gas Supply, Revenue	7.000	6/1/06	820,000	840,500
Calexico Cailfornia, Community Redevelopment Agency Tax Allocation, Series B	4.220	8/1/12	1,015,000	988,356
Clearfield City Utah Multi-Family, Revenue, Local Housing	6.650	11/1/07	175,000	184,625
Delaware River Port Authority, Revenue, Port District Project, Series A	7.320	1/1/08	45,000	49,894
Denver Colorado City & County Special Facilities Airport Revenue, Series B	7.250	1/1/10	125,000	140,938
Escambia County Florida Housing Finance Authority, Single Family Mortgage Revenue, Series B (MBIA)	7.570	10/1/16	5,000	5,000
Hoboken New Jersey, GO (MBIA)	5.330	2/1/18	990,000	1,020,937
Houston Texas Apartment Systems Revenue, Rental Car Project (FGIC)	6.880	1/1/28	970,000	1,091,250
Illinois State, GO, Pension Funding	4.950	6/1/23	40,000	38,450
Indiana Bond Bank, Revenue, Series 4 (MBIA)	4.370	7/15/14	40,000	38,650
Los Angeles California Community Redevelopment Agency (MBIA)	5.600	7/1/18	70,000	72,100
New York City Mortgage Loan Trust, Series 1996, A3*	6.750	9/25/19	515,000	571,871
Norristown PA, Series 1998	7.000	10/15/18	1,710,000	1,957,949
Phoenix Arizona Civic Improvements, Corporate Exise Tax Revenue (MBIA)	6.150	7/1/05	120,000	123,119
Pico Rivera CA, Water Authority	6.450	5/1/09	1,435,000	1,582,088
Reno Nevada Redevelopment Agency, Recreational Facility Improvements (RADIAN)	6.750	6/1/07	140,000	151,200
San Diego CA, Pub Jack Murphy Stadium, Revenue, Recreational Facility Improvements	6.850	2/1/06	810,000	851,513

South Dakota Student Loan Finance Corp., Student Loan Revenue, Series 1D (Asset GTY)	7.850	8/1/09	5,000	5,085
Waterbury Connecticut, GO, Series B (FSA)	5.430	4/1/09	1,964,000	2,047,470
York County Pennsylvania Industrial Developement Authority, Economic Development Revenue (FGIC)	6.430	10/1/08	55,000	61,256

Total Taxable Municipal Bond (Cost $11,226,327)
U.S. Treasury Bonds - 5.36%				11,870,176

U.S. Treasury Bonds	6.000	2/15/26	9,726,000	11,088,778

Total U.S. Treasury Bonds (Cost $10,540,350)				11,088,778

Short-Term Investments - 2.79%
Eurodollar Time Deposit, 1.01%, 10/1/04	1.010	10/1/04	862	862
State Street Time Deposit, 1.75%, 10/01/04	1.750	10/1/04	5,758,000	5,758,000

Total Short-Term Investments (Cost $5,758,862)				5,758,862

Total Investments (Cost $202,837,179) (a) - 100.13%				207,004,504
Liabilities in excess of other assets - (0.13)%				(278,779)

NET ASSETS - 100.00%				$206,725,725

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $321,458. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$4,490,004
Unrealized depreciation	(644,137)

Net unrealized appreciation	$3,845,867

*	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.

FHA – Federal Housing Administration

FGIC – Financial Guaranty Insurance Co.

FSA – Financial Security Assurance, Inc.

GO – General Obligation

GTY – Guaranteed

MBIA – Municipal Bond Insurance Association

MTN – Medium Term Note

RADIAN – Radian Group, Inc.

TBA – Security is subject to delayed delivery

The table below sets forth the diversification of the corporate bonds held by the Fixed Income Portfolio by industry:

Industry	Percent of Net Assets
Aerospace/Defense	0.30%
Airlines	1.03%
Automotive	2.06%
Banking	2.75%
Electric Utilities	3.90%
Financial Services	4.82%
Foreign Government	0.51%
Health Services	0.79%
Insurance	1.28%
Manufacturing	2.49%
Media	0.80%
Oil & Gas	0.48%
Paper Products	0.34%
Real Estate	1.22%
Telephone Communications	1.39%

Total Corporate Bonds	24.16%

THE HIRTLE CALLAGHAN TRUST

High Yield Bond Portfolio

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Shares	Value
Time Deposit - 10.18%

Artisan Partners LP - 10.18%
Liquidity Management Control System Time Deposit	24,317,814	$24,317,814

Total Time Deposit (Cost $24,317,814)		24,317,814

Repurchase Agreements - 0.04%

Commercial and stock savings banks - 0.04%
State Street Bank and Trust Repurchase Agreement	90,964	90,964

Total Repurchase Agreements (Cost $90,964)		90,964

Warrants - 0.01%

Media - 0.01%
XM Satellite Radio, Inc., Strike Price $44.69, 3/15/10	470	30,080

Steel Manufacturing/Products - 0.00%
Republic Technologies International, Strike Price $0.01, 7/15/09	685	7

Total Warrants (Cost $70,569)		30,087

Common/Preferred Stocks - 0.00%

Media - 0.00%
Paxson Communications Corp. (b)	285,971	0
Paxson Communications Corp. (b)	310,702	0

Total Common/Preferred Stocks (Cost $0)		0

	Rate	Maturity Date	Principal Amount	Value
Corporate Bonds - 88.15%
Abitibi-Consolidated, Inc.	6.000%	6/20/13	$2,182,000	$2,007,440
Abitibi-Consolidated, Inc.	7.400	4/1/18	150,000	139,125
Abitibi-Consolidated, Inc.	7.500	4/1/28	1,175,000	1,025,188
Adelphia Communications Corp. (b)	0.000	10/1/07 — 6/15/11	8,490,000	8,189,512
Adelphia Communications Corp. (b)	8.375	12/15/07	2,500,000	2,640,625
Adelphia Communications Corp. (b)	7.875	5/1/09	1,000,000	865,000
AES Corp.	10.000	7/15/05	503,108	510,655
Airgas, Inc.*	9.125	10/1/11	750,000	843,750
Allbritton Communication	7.750	12/15/12	2,190,000	2,266,650
Alliant Techsystems, Inc.*	8.500	5/15/11	1,825,000	1,989,250
American Media, Inc.	8.875	1/15/11	775,000	804,063
American Tower Corp.	7.250	12/1/11	1,750,000	1,820,000
AmerisourceBergen Corp.	8.125	9/1/08	750,000	832,500
AmerisourceBergen Corp.	7.250	11/15/12	1,155,000	1,253,175
ANR Pipeline Co.	8.875	3/15/10	1,300,000	1,462,500
ANR Pipeline Co.	7.000	6/1/25	1,600,000	1,636,000
Arch Western Finance*	6.750	7/1/13	1,800,000	1,935,000
Ball Corp.	6.875	12/15/12	2,385,000	2,551,950
Biovail Corp.	7.875	4/1/10	1,110,000	1,132,200
Buckeye Technologies, Inc.	8.500	10/1/13	1,000,000	1,075,000
Burns Philip Capital Property, Ltd.	9.750	7/15/12	565,000	604,550
Cascades, Inc.	7.250	2/15/13	1,400,000	1,466,500
CBD Media/CBD Finance	8.625	6/1/11	2,125,000	2,247,188
Central Garden & Pet Co.	9.125	2/1/13	580,000	636,550
Chesapeake Energy Corp.	8.375	11/1/08	195,000	212,550
Chesapeake Energy Corp.	7.500	9/15/13	1,685,000	1,845,075

CMS Energy Corp.	7.750	8/1/10	1,250,000	1,321,875
Comcast Cable Communications	10.625	7/15/12	1,225,000	1,608,728
Cott Beverages, Inc.	8.000	12/15/11	767,000	837,948
CSC Holdings, Inc.	7.250	7/15/08	4,080,000	4,243,199
CSC Holdings, Inc.	7.875	2/15/18	604,000	623,630
CSC Holdings, Inc.	7.625	7/15/18	699,000	712,980
CSC Holdings, Inc.*	8.125	8/15/09	600,000	637,500
CSC Holdings, Inc.*	6.750	4/15/12	2,000,000	2,005,000
Dade Behring, Inc.	11.910	10/3/10	497,760	566,202
Denbury Resources, Inc.	7.500	4/1/13	1,132,000	1,199,920
DirecTV Holdings/Finance	8.375	3/15/13	1,485,000	1,689,188
Dobson Communications	0.000		270	11,340
Dole Foods Co.	8.625	5/1/09	200,000	218,000
Dole Foods Co.	7.250	6/15/10	1,700,000	1,755,250
Dole Foods Co.	8.875	3/15/11	1,885,000	2,049,938
Dole Foods Co.	8.750	7/15/13	800,000	885,000
Dow Jones	7.750	12/29/09	2,000,000	2,025,000
Echostar DBS Corp.	10.375	10/1/07	1,500,000	1,577,820
Echostar DBS Corp.	9.125	1/15/09	354,000	393,825
Echostar DBS Corp.	6.375	10/1/11	1,825,000	1,847,813
Encompass Services Corp.	10.500	5/1/09	560,000	0
Encore Aquistion Co.	6.250	4/15/14	1,390,000	1,390,000
Entercom Radio/Capital	7.625	3/1/14	1,290,000	1,386,750
Entravision Communication Corp.*	8.125	3/15/09	650,000	693,875
Evergreen Resources, Inc.	5.875	3/15/12	2,000,000	2,060,000
Extendicare Health Services	6.875	5/1/14	1,250,000	1,275,000
Fisher Scientific International	8.125	5/1/12	552,000	615,480
Forest Oil Corp.	7.750	5/1/14	510,000	554,625
Fort James Corp.	6.875	9/15/07	850,000	905,250
Fresenius Medical Care	7.875	2/1/08	1,125,000	1,229,063
Georgia-Pacific Corp.	8.875	2/1/10	1,245,000	1,456,650
Glencore Nickel (b)	0.000	12/1/14	485,000	0
Gray Television, Inc.*	9.250	12/15/11	425,000	477,063
HCA, Inc.	6.950	5/1/12	400,000	431,905
HCA, Inc.	6.300	10/1/12	1,680,000	1,741,772
HCA, Inc.	6.250	2/15/13	1,325,000	1,365,716
HCA, Inc.	5.750	3/15/14	2,853,000	2,828,329
HCA, Inc.	7.500	12/15/23	1,426,000	1,462,413
Houston Exploration Co.	7.000	6/15/13	750,000	785,625
Huntsman International LLC	8.750	2/15/09	400,000	431,000
Huntsman International LLC	9.875	3/1/09	150,000	165,375
Insight Midwest*	10.500	11/1/10	1,000,000	1,095,000
Intertape Polymer US, Inc.	8.500	8/1/14	4,000,000	4,039,999
Jefferson Smurfit Corp.	8.250	10/1/12	2,050,000	2,260,125
Jefferson Smurfit Corp.	7.500	6/1/13	575,000	606,625
Jefferson Smurfit Corp.	6.750	8/15/14	1,850,000	1,942,500
JohnsonDiversey, Inc.	9.625	5/15/12 — 5/15/12	805,000	945,610
KCS Energy, Inc.	7.125	4/1/12	2,225,000	2,325,125
Key Energy Services, Inc.	8.375	3/1/08	850,000	896,750
Key Energy Services, Inc.	6.375	5/1/13	1,000,000	990,000
Kraton Polymers LLC/Capital Corp.*	8.125	1/15/14	1,990,000	1,950,200
L-3 Communications Corp.	8.000	8/1/08	753,000	775,590
L-3 Communications Corp.	7.625	6/15/12	1,475,000	1,629,875
L-3 Communications Corp.	6.125	7/15/13 — 1/15/14	3,605,000	3,650,587
Lamar Media Corp.*	7.250	1/1/13	375,000	403,125
Louisiana Pacific Corp.	8.500	8/15/05	495,000	516,038
Louisiana Pacific Corp.	8.875	8/15/10	475,000	567,625
Lyondell Chemical Co.	9.625	5/1/07	735,000	800,231
Magnum Hunter Resources	9.600	3/15/12	280,000	316,400
MDP Acquisitions, PLC	9.625	10/1/12	1,600,000	1,816,000

Medco Health Solutions	7.250	8/15/13	1,900,000	2,117,869
Methanex Corp.	8.750	8/15/12	250,000	287,500
Morris Publishing Group	7.000	8/1/13	2,000,000	2,012,500
Nalco Co.*	7.750	11/15/11	1,445,000	1,531,700
Nalco Co.*	8.875	11/15/13	1,350,000	1,451,250
National Waterworks, Inc.	10.500	12/1/12	1,550,000	1,759,250
NDCHealth Corp.	10.500	12/1/12	600,000	655,500
Newfield Exploration Co.	8.375	8/15/12	1,010,000	1,136,250
Newfield Exploration Co.*	7.450	10/15/07	225,000	245,250
Nextel Communications	5.950	3/15/14	2,250,000	2,205,000
Nextel Communications	7.375	8/1/15	3,150,000	3,386,249
Nextmedia Operating, Inc.*	10.750	7/1/11	820,000	923,525
Northwest Pipeline Corp.	8.125	3/1/10	1,275,000	1,429,594
Nova Chemicals Corp.	7.000	5/15/06	1,500,000	1,575,000
NTL Cable, PLC*	8.750	4/15/14	4,350,000	4,708,874
OM Group, Inc.	9.250	12/15/11	2,000,000	2,085,000
Ommicare, Inc.	8.125	3/15/11	800,000	870,000
Ommicare, Inc.	6.125	6/1/13	1,750,000	1,758,750
Owens & Minor, Inc.*	8.500	7/15/11	385,000	425,425
Owens-Illinois, Inc.	7.150	5/15/05	2,400,000	2,436,000
Owens-Illinois, Inc.	7.350	5/15/08	1,095,000	1,129,219
Petrobras Energia SA*	8.125	7/15/10	2,500,000	2,493,750
Pogo Producing	6.875	11/15/13	1,250,000	1,300,000
Pogo Producing*	8.250	4/15/11	950,000	1,045,000
Potlatch Corp.*	10.000	7/15/11	415,000	468,950
Premcor Refining Group	7.500	6/15/15	1,000,000	1,075,000
Range Resources Corp.	7.375	7/15/13	1,550,000	1,627,500
Republic Technologies International (b)	0.000	7/15/09	685,000	6,850
Rhythms NetConnections, Inc., Series B (b)	0.000	2/15/10	1,067,991	107
Rhythms NetConnections, Inc., Series B, SUB (b)	0.000	5/15/08	1,787,080	179
Salem Communications	7.750	12/15/10	1,025,000	1,081,375
Salem Communications*	9.000	7/1/11	763,000	835,485
Select Medical Corp.	7.500	8/1/13	3,500,000	3,674,999
Sinclair Broadcasting Group	8.000	3/15/12	2,000,000	2,075,000
Smithfield Foods, Inc.	7.750	5/15/13	1,285,000	1,394,225
Song Networks Holding AB	0.000		8,168	0
Southern Natural Gas	6.125	9/15/08	650,000	676,000
Southern Natural Gas	8.875	3/15/10	650,000	731,250
Southern Natural Gas	7.350	2/15/31	580,000	575,650
Southern Star Central Corp.	8.500	8/1/10	1,700,000	1,853,000
Spectrasite, Inc.	8.250	5/15/10	2,470,000	2,655,249
Stone Container Corp.	8.375	7/1/12	1,055,000	1,163,138
Stone Container Corp.*	9.750	2/1/11	1,660,000	1,838,450
Stone Energy Corp.*	8.250	12/15/11	335,000	360,963
Sun Media	7.625	2/15/13	500,000	535,000
Susquehanna Media Co.	7.375	4/15/13	600,000	630,000
Sybron Dental Specialties, Inc.	8.125	6/15/12	825,000	893,063
TD Funding Corp.	8.375	7/15/11	1,600,000	1,720,000
Telewest Global, Inc.	0.000		187,559	2,179,436
Tenet Healthcare Corp.	6.500	6/1/12	1,900,000	1,700,500
Tenet Healthcare Corp.	7.375	2/1/13	390,000	366,600
Tenet Healthcare Corp.	9.875	7/1/14	1,300,000	1,358,500
Tenet Healthcare Corp.*	6.375	12/1/11	108,000	96,930
Tenet Healthcare Corp.*	6.875	11/15/31	3,790,000	3,003,574
Transcontinental Gas Pipeline Corp.	6.125	1/15/05	1,375,000	1,390,469
Triad Hospitals, Inc.	7.000	5/15/12	1,800,000	1,881,000
Triton Pcs, Inc.	8.750	11/15/11	1,300,000	890,500
Triton Pcs, Inc.	8.500	6/1/13	850,000	771,375
US West Communications, Inc.	6.625	9/15/05	775,000	796,313
Viatel Holdings Bermuda, Ltd.	0.000		672	403
Vicar Operating, Inc.	9.875	12/1/09	1,519,000	1,678,495

Videotron Ltee	6.875	1/15/14	2,000,000	2,050,000
Vintage Petroleum	7.875	5/15/11	800,000	856,000
Von Hoffman CORP.	10.250	3/15/09	2,405,000	2,669,550
Von Hoffmann Corp.	10.375	5/15/07	1,150,000	1,171,563
VWR International, Inc.*	6.875	4/15/12	1,000,000	1,045,000
VWR International, Inc.*	8.000	4/15/14	2,350,000	2,485,125
Westlake Chemical Corp.	8.750	7/15/11	975,000	1,094,438
Williams Companies, Inc.	7.625	7/15/19	750,000	825,000
Williams Companies, Inc.	7.875	9/1/21	350,000	388,500
XO Communications, Inc.	0.000		7,871	79

Total Corporate Bonds (Cost $201,240,551)				210,524,686

Foreign Bond - 0.00%
Murrin Murrin Holdings (b)	0.000	8/31/07	1,955,000	0

Total Foreign Bond (Cost $0)				0

Total Investments (Cost $225,719,898) (a) - 98.38%				234,963,551
Other assets in excess of liabilities - 1.62%				3,864,572

NET ASSETS - 100.00%				$238,828,123

Percentages indicated are based on net assets of $238,828,123.

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $79,124. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$12,414,063
Unrealized depreciation	(3,249,534)

Net unrealized appreciation	$9,164,529

*	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LLC – Limited Liability Corporation

PLC – Public Liability Company

SUB – Step-up Bond

The table below sets forth the diversification of the corporate bonds held by the High Yield Portfolio by industry:

Industry	Percent of Net Assets
Advertising	0.17%
Aerospace/Defense	3.37%
Beverages	0.35%
Business Services	0.78%
Cable	16.06%
Chemicals	5.51%
Consumer Products	0.27%
Distribution/Wholesale	0.91%
Electric Utilities	0.77%
Financial Services	2.42%
Food Products	2.89%
Manufacturing	1.30%
Media	2.90%
Medical / Hospitals	8.87%
Medical Equipment & Services	7.50%
Metals	2.56%
Oil & Gas	11.91%
Paper Products	7.45%
Pharmaceuticals	1.35%
Printing & Publishing	3.95%
Telephone Communications	6.16%
Veterinary Services	0.70%

Total Corporate Bonds	88.15%

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments

June 30, 2004

	Rate	Date	Maturity Amount	Principal Value
U.S. Government Agency Mortgages - 40.31%
Fannie Mae	1.750%	6/16/06	$375,000	$369,260
Fannie Mae	2.350	4/5/07	1,730,000	1,702,768
Fannie Mae	3.125	3/16/09	665,000	646,307
Fannie Mae	6.625	9/15/09	450,000	506,975
Fannie Mae	7.125	6/15/10	2,020,000	2,343,554
Fannie Mae	5.500	7/18/12	360,000	366,475
Fannie Mae Strip, Series 317, Class 1, PO	0.000	8/1/31	367,470	321,428
Fannie Mae Strip, Series 317, Class 2, IO	8.000	8/1/31	386,703	69,757
Fannie Mae, Pool #117095	8.500	7/1/08	6,262	6,406
Fannie Mae, Pool #124836	10.000	5/1/22	84,788	96,502
Fannie Mae, Pool #124911	10.000	3/1/16	34,844	39,817
Fannie Mae, Pool #190535	11.000	1/1/16	9,092	10,514
Fannie Mae, Pool #23	8.500	8/1/11	7,539	7,969
Fannie Mae, Pool #252345	6.000	3/1/14	381,327	400,852
Fannie Mae, Pool #253265	7.500	5/1/30	47,579	50,996
Fannie Mae, Pool #253267	8.500	5/1/30	22,227	24,246
Fannie Mae, Pool #253399	8.500	8/1/30	233,029	254,200
Fannie Mae, Pool #253438	8.500	9/1/30	51,084	55,725
Fannie Mae, Pool #253545	7.000	12/1/30	18,421	19,551
Fannie Mae, Pool #253584	7.500	1/1/31	63,435	67,990
Fannie Mae, Pool #253643	7.500	2/1/31	70,182	75,221
Fannie Mae, Pool #254212	8.000	1/1/32	32,059	34,837
Fannie Mae, Pool #254403	6.000	8/1/17	274,807	288,254
Fannie Mae, Pool #254487	7.500	9/1/32	42,298	45,299
Fannie Mae, Pool #255225	5.500	6/1/34	388,577	394,205
Fannie Mae, Pool #255313	5.500	8/1/34	329,528	334,301
Fannie Mae, Pool #259091	8.000	8/1/30	36,997	40,251
Fannie Mae, Pool #259100	8.000	9/1/30	13,864	15,083
Fannie Mae, Pool #303406	10.000	2/1/25	109,945	124,879
Fannie Mae, Pool #313033	10.000	7/1/17	9,305	10,592
Fannie Mae, Pool #313328	10.000	7/1/18	17,363	19,981
Fannie Mae, Pool #323354	6.000	11/1/28	97,051	100,725
Fannie Mae, Pool #357414	4.000	7/1/18	965,790	943,553
Fannie Mae, Pool #359461	10.500	12/1/17	12,687	14,381
Fannie Mae, Pool #378141	10.000	4/1/19	84,360	95,808
Fannie Mae, Pool #397120	10.000	5/1/21	98,348	112,633
Fannie Mae, Pool #399289	10.000	12/1/14	24,872	27,489
Fannie Mae, Pool #447140	7.500	11/1/29	2,908	3,118
Fannie Mae, Pool #50163	10.500	11/1/18	4,046	4,702
Fannie Mae, Pool #511096	7.500	8/1/29	2,480	2,659
Fannie Mae, Pool #514132	7.000	8/1/29	368,498	391,365
Fannie Mae, Pool #514574	7.500	1/1/30	203,263	217,928
Fannie Mae, Pool #532042	7.500	6/1/30	7,948	8,518
Fannie Mae, Pool #534063	7.500	3/1/30	114,775	123,054
Fannie Mae, Pool #535332	8.500	4/1/30	162,266	177,172
Fannie Mae, Pool #535435	8.500	8/1/30	54,494	59,445
Fannie Mae, Pool #535488	8.500	9/1/30	223,073	243,339
Fannie Mae, Pool #535912	6.500	5/1/31	152,854	160,443
Fannie Mae, Pool #535988	7.000	6/1/31	503,956	534,754
Fannie Mae, Pool #536282	8.500	7/1/30	21,783	23,762
Fannie Mae, Pool #54075	8.500	12/1/08	20,683	21,529
Fannie Mae, Pool #541903	7.500	6/1/30	33,946	36,384
Fannie Mae, Pool #545082	7.500	6/1/31	47,273	50,667

Fannie Mae, Pool #545139	7.000	8/1/31	1,079,379	1,145,595
Fannie Mae, Pool #545240	8.000	9/1/31	40,087	43,613
Fannie Mae, Pool #545556	7.000	4/1/32	42,138	44,713
Fannie Mae, Pool #546591	8.500	6/1/30	67,015	73,103
Fannie Mae, Pool #548190	7.500	10/1/30	57,405	61,526
Fannie Mae, Pool #549605	8.500	8/1/30	2,949	3,217
Fannie Mae, Pool #555034	6.000	9/1/17	476,262	499,567
Fannie Mae, Pool #555144	7.000	10/1/32	189,159	200,763
Fannie Mae, Pool #555494	5.500	5/1/18	20,752	21,494
Fannie Mae, Pool #555531	5.500	6/1/33	421,402	427,905
Fannie Mae, Pool #557160	8.500	12/1/30	58,574	63,895
Fannie Mae, Pool #559351	7.500	10/1/30	8,737	9,365
Fannie Mae, Pool #559894	6.500	4/1/31	342,814	359,834
Fannie Mae, Pool #560534	7.000	11/1/30	11,225	11,914
Fannie Mae, Pool #561883	7.500	11/1/30	105,151	112,701
Fannie Mae, Pool #562906	7.500	3/1/31	104,259	111,747
Fannie Mae, Pool #567649	8.000	2/1/31	7,013	7,630
Fannie Mae, Pool #572346	8.000	3/1/31	6,794	7,383
Fannie Mae, Pool #573752	8.500	2/1/31	65,449	71,395
Fannie Mae, Pool #574841	7.500	3/1/31	4,537	4,863
Fannie Mae, Pool #580055	5.500	7/1/16	72,586	75,213
Fannie Mae, Pool #58253	10.000	10/1/16	12,948	14,036
Fannie Mae, Pool #588099	6.000	7/1/16	99,773	104,655
Fannie Mae, Pool #590944	7.000	8/1/31	106,355	112,855
Fannie Mae, Pool #595947	8.000	7/1/31	7,741	8,411
Fannie Mae, Pool #598548	8.000	10/1/31	43,623	47,403
Fannie Mae, Pool #601970	8.000	9/1/31	5,900	6,418
Fannie Mae, Pool #606565	7.000	10/1/31	6,671	7,079
Fannie Mae, Pool #606811	8.000	10/1/31	24,860	27,015
Fannie Mae, Pool #606964	7.000	10/1/31	153,701	163,094
Fannie Mae, Pool #609525	8.000	10/1/31	50,114	54,457
Fannie Mae, Pool #610381	7.000	10/1/31	54,096	57,402
Fannie Mae, Pool #610995	5.500	11/1/16	194,272	201,302
Fannie Mae, Pool #611030	6.000	3/1/17	192,549	201,971
Fannie Mae, Pool #615206	6.500	11/1/31	6,438	6,758
Fannie Mae, Pool #615545	8.000	11/1/31	9,264	10,067
Fannie Mae, Pool #618032	5.500	3/1/17	113,131	117,179
Fannie Mae, Pool #621535	6.500	3/1/32	12,786	13,421
Fannie Mae, Pool #623960	6.500	1/1/32	333,789	350,361
Fannie Mae, Pool #625030	6.500	1/1/32	226,363	237,602
Fannie Mae, Pool #629985	5.500	10/1/18	81,785	84,657
Fannie Mae, Pool #644988	6.000	5/1/17	586,800	615,514
Fannie Mae, Pool #649672	6.500	8/1/32	593,953	623,453
Fannie Mae, Pool #653877	6.500	8/1/32	55,637	58,400
Fannie Mae, Pool #685191	6.000	2/1/18	90,206	94,620
Fannie Mae, Pool #685473	5.500	4/1/18	21,283	22,022
Fannie Mae, Pool #688729	5.500	3/1/18	847,644	877,110
Fannie Mae, Pool #711249	5.500	5/1/18	22,642	23,429
Fannie Mae, Pool #725065	5.500	12/1/18	40,924	42,347
Fannie Mae, Pool #725174	5.500	1/1/19	20,707	21,427
Fannie Mae, Pool #725232	5.000	3/1/34	4,112,044	4,079,292
Fannie Mae, Pool #725711	5.500	7/1/19	1,702,770	1,761,963
Fannie Mae, Pool #727384	4.500	9/1/18	550,647	549,372
Fannie Mae, Pool #730935	4.500	8/1/18	184,510	184,082
Fannie Mae, Pool #731076	5.500	7/1/18	94,541	97,827
Fannie Mae, Pool #732991	4.500	8/1/18	208,733	208,249
Fannie Mae, Pool #736048	5.000	8/1/33	181,664	180,217
Fannie Mae, Pool #737287	5.000	6/1/18	81,637	83,115
Fannie Mae, Pool #739450	5.500	8/1/33	332,851	337,671
Fannie Mae, Pool #740710	4.500	9/1/18	787,437	785,613
Fannie Mae, Pool #741317	5.500	10/1/18	218,300	225,965
Fannie Mae, Pool #741583	5.500	9/1/18	761,316	787,781

Fannie Mae, Pool #744728	4.000	10/1/18	95,927	93,718
Fannie Mae, Pool #761243	5.500	6/1/19	103,216	106,804
Fannie Mae, Pool #764767	5.500	3/1/34	194,237	197,050
Fannie Mae, Pool #766066	4.500	2/1/19	751,443	749,702
Fannie Mae, Pool #766227	5.500	2/1/34	492,418	499,550
Fannie Mae, Pool #766603	5.500	3/1/34	320,160	324,797
Fannie Mae, Pool #772664	5.500	3/1/34	354,675	359,812
Fannie Mae, Pool #773176	5.500	6/1/34	492,831	499,969
Fannie Mae, Pool #773385	5.500	5/1/34	487,176	494,232
Fannie Mae, Pool #775068	6.000	2/1/34	0	0
Fannie Mae, Pool #779270	5.500	6/1/34	299,263	303,597
Fannie Mae, Pool #779414	5.500	6/1/19	126,537	130,936
Fannie Mae, Pool #782586	5.000	6/1/19	410,780	417,871
Fannie Mae, Pool #783710	5.500	7/1/34	1,191,209	1,208,461
Fannie Mae, Pool #784200	5.000	6/1/19	63,862	64,965
Fannie Mae, Pool #786388	5.500	7/1/34	331,695	336,499
Fannie Mae, Pool #786446	5.500	7/1/34	332,617	337,435
Fannie Mae, Pool #786489	5.500	7/1/34	332,936	337,758
Fannie Mae, Pool #789746	5.500	7/1/34	142,039	144,096
Fannie Mae, Series 1996-48, Class Z	7.000	11/25/26	494,745	520,716
Fannie Mae, Series 2003-87, Class TJ	4.500	9/25/18	450,000	433,943
Fannie Mae, Series 2004-28, Class PB	6.000	8/25/28	1,147,266	1,188,653
Fannie Mae, TBA	0.000	10/19/19 — 10/14/34	20,200,000	20,687,585
Freddie Mac	3.500	4/1/08	450,000	447,866
Freddie Mac	3.875	1/12/09	525,000	524,183
Freddie Mac	7.000	3/15/10	1,300,000	1,497,061
Freddie Mac	6.875	9/15/10	895,000	1,029,250
Freddie Mac	4.750	12/8/10	880,000	887,186
Freddie Mac	4.500	12/16/10	3,215,000	3,219,285
Freddie Mac	4.125	2/24/11	765,000	752,887
Freddie Mac	5.500	12/31/49	990,000	1,038,417
Freddie Mac, Gold Pool #A12118	5.000	8/1/33	1,070,308	1,063,197
Freddie Mac, Gold Pool #A13802	5.000	9/1/33	277,574	275,730
Freddie Mac, Gold Pool #B13607	4.500	4/1/19	618,972	617,345
Freddie Mac, Gold Pool #C01104	8.000	12/1/30	18,198	19,790
Freddie Mac, Gold Pool #C01187	7.500	5/1/31	86,726	93,083
Freddie Mac, Gold Pool #C01372	7.500	5/1/32	100,638	107,926
Freddie Mac, Gold Pool #C01623	5.500	9/1/33	154,603	157,059
Freddie Mac, Gold Pool #C01848	6.000	6/1/34	490,455	507,135
Freddie Mac, Gold Pool #C35806	7.500	2/1/30	1,062	1,140
Freddie Mac, Gold Pool #C41019	8.000	8/1/30	58,289	63,390
Freddie Mac, Gold Pool #C41473	7.500	8/1/30	62,339	66,909
Freddie Mac, Gold Pool #C41513	8.000	8/1/30	52,368	56,951
Freddie Mac, Gold Pool #C41563	8.000	8/1/30	5,569	6,056
Freddie Mac, Gold Pool #C42213	7.500	9/1/30	18,911	20,298
Freddie Mac, Gold Pool #C42635	8.000	10/1/30	96,837	105,310
Freddie Mac, Gold Pool #C43994	7.500	10/1/30	9,470	10,164
Freddie Mac, Gold Pool #C47558	7.500	2/1/31	11,483	12,325
Freddie Mac, Gold Pool #C48206	7.500	3/1/31	7,319	7,855
Freddie Mac, Gold Pool #C50601	8.000	4/1/31	71,239	77,443
Freddie Mac, Gold Pool #C58121	7.500	9/1/31	75,003	80,503
Freddie Mac, Gold Pool #C59301	7.500	10/1/31	28,754	30,863
Freddie Mac, Gold Pool #C65032	7.500	2/1/32	15,312	16,421
Freddie Mac, Gold Pool #C67274	7.500	5/1/32	60,932	65,345
Freddie Mac, Gold Pool #C68001	7.000	6/1/32	143,429	152,188
Freddie Mac, Gold Pool #D11089	9.500	10/1/17	102,637	114,064
Freddie Mac, Gold Pool #E00627	5.500	2/1/14	384,682	399,251
Freddie Mac, Gold Pool #E01137	6.000	3/1/17	290,867	305,020
Freddie Mac, Gold Pool #E01388	4.000	5/1/18	451,227	441,225
Freddie Mac, Gold Pool #E01653	4.500	6/1/19	756,876	754,886
Freddie Mac, Gold Pool #E84261	6.000	7/1/16	121,188	127,093

Freddie Mac, Gold Pool #E89400	6.000	4/1/17	28,988	30,399
Freddie Mac, Gold Pool #E90895	6.000	7/1/17	107,851	113,099
Freddie Mac, Gold Pool #E91323	6.000	9/1/17	297,498	311,973
Freddie Mac, Gold Pool #G01135	8.000	9/1/30	9,998	10,872
Freddie Mac, Gold Pool #G01311	7.000	9/1/31	11,947	12,684
Freddie Mac, Gold Pool #G01391	7.000	4/1/32	97,278	103,274
Freddie Mac, Gold Pool #M80813	4.000	4/1/10	703,769	704,167
Freddie Mac, Pool #170199	9.500	10/1/16	138,841	156,335
Freddie Mac, Pool #183455	12.000	12/1/10	17,427	20,064
Freddie Mac, Pool #360019	10.500	12/1/17	7,170	8,229
Freddie Mac, Pool #555285	10.000	4/1/16	21,419	23,389
Freddie Mac, TBA	0.000	10/19/19 — 10/21/34	3,800,000	3,880,407
Government National Mortgage Association, Pool #112784	12.000	2/15/14	8,673	10,280
Government National Mortgage Association, Pool #114460	12.000	7/15/14	11,634	13,832
Government National Mortgage Association, Pool #1277	11.500	9/20/19	5,936	7,058
Government National Mortgage Association, Pool #129961	11.000	8/15/15	29,743	34,834
Government National Mortgage Association, Pool #151321	10.500	3/15/16	1,659	1,928
Government National Mortgage Association, Pool #156617	11.000	1/15/16	27,947	32,754
Government National Mortgage Association, Pool #217447	10.500	6/15/19	6,930	8,058
Government National Mortgage Association, Pool #252625	10.500	10/15/18	7,412	8,713
Government National Mortgage Association, Pool #278126	10.500	6/15/19	6,121	7,205
Government National Mortgage Association, Pool #278323	10.500	7/15/19	53,344	62,719
Government National Mortgage Association, Pool #36890	10.000	11/15/09	17,555	19,239
Government National Mortgage Association, Pool #38484	11.000	3/15/10	8,150	9,095
Government National Mortgage Association, Pool #41625	11.000	7/15/10	9,853	10,996
Government National Mortgage Association, Pool #42444	11.000	9/15/10	10,479	11,694
Government National Mortgage Association, Pool #42710	11.000	9/15/10	12,723	14,198
Government National Mortgage Association, Pool #43080	11.000	8/15/10	12,276	13,699
Government National Mortgage Association, Pool #43285	11.000	8/15/10	747	833
Government National Mortgage Association, Pool #45290	11.000	12/15/10	53,608	59,822
Government National Mortgage Association, Pool #488233	6.000	4/15/29	23,506	24,445
Government National Mortgage Association, Pool #497630	6.000	2/15/29	12,928	13,444
Government National Mortgage Association, Pool #499490	6.500	1/15/29	18,349	19,407
Government National Mortgage Association, Pool #545212	7.000	12/15/30	3,781	4,036
Government National Mortgage Association, Pool #568689	6.500	4/15/32	42,982	45,395

Government National Mortgage Association, Pool #569326	6.000	4/15/32	1,415,300	1,469,653
Government National Mortgage Association, Pool #569839	6.500	6/15/32	0	0
Government National Mortgage Association, Pool #572235	5.500	2/15/34	545,363	555,677
Government National Mortgage Association, Pool #58625	12.000	11/15/12	14,294	16,809
Government National Mortgage Association, Pool #60040	12.000	1/15/13	5,709	6,736
Government National Mortgage Association, Pool #603245	5.500	4/15/34	240,952	245,509
Government National Mortgage Association, Pool #603552	6.000	3/15/33	48,433	50,289
Government National Mortgage Association, Pool #604723	6.000	10/15/33	866,342	899,528
Government National Mortgage Association, Pool #607183	6.000	11/15/33	186,271	193,406
Government National Mortgage Association, Pool #70492	12.000	9/15/13	14,593	17,267
Government National Mortgage Association, Pool #71155	12.000	8/15/13	21,271	25,180
Government National Mortgage Association, Pool #780315	9.500	12/15/17	32,584	36,785
Government National Mortgage Association, Pool #780379	10.500	8/15/21	10,145	11,752
Government National Mortgage Association, Pool #780384	11.000	12/15/17	23,231	27,122
Government National Mortgage Association, Pool #780554	10.000	5/15/19	74,811	86,308
Government National Mortgage Association, Pool #780609	9.500	9/15/22	18,648	21,175
Government National Mortgage Association, Pool #780914	6.000	11/15/28	120,748	125,671
Government National Mortgage Association, Pool #781459	6.000	6/15/32	340,275	353,561
Government National Mortgage Association, Pool #781496	6.500	9/15/32	0	0
Government National Mortgage Association, Pool #781548	7.000	11/15/32	280,436	299,241
Government National Mortgage Association, Pool #781590	5.500	4/15/33	1,069,910	1,090,144
Government National Mortgage Association, Pool #781635	6.000	3/15/33	450,691	468,085
Government National Mortgage Association, Pool #781690	6.000	12/15/33	867,475	900,705
Government National Mortgage Association, Pool #80094	4.750	7/20/27	15,661	16,065
Government National Mortgage Association, Pool #80114	4.750	9/20/27	30,520	30,915
Government National Mortgage Association, Pool #80123	4.625	10/20/27	63,893	65,128
Government National Mortgage Association, Pool #80137	4.625	11/20/27	52,984	54,009
Government National Mortgage Association, Pool #80145	4.625	12/20/27	14,829	15,117
Government National Mortgage Association, Pool #80156	3.375	1/20/28	18,360	18,597
Government National Mortgage Association, Pool #80916	3.750	5/20/34	1,328,982	1,319,617

Government National Mortgage Association, Pool #8585	3.375	1/20/25	56,537	57,164
Government National Mortgage Association, Pool #8595	3.375	2/20/25	146,890	148,751
Government National Mortgage Association, Pool #8611	3.375	3/20/25	47,926	48,461
Government National Mortgage Association, Pool #8621	3.375	4/20/25	65,684	65,543
Government National Mortgage Association, Pool #8631	3.375	5/20/25	138,456	138,161
Government National Mortgage Association, Pool #8644	3.375	6/20/25	40,485	40,940
Government National Mortgage Association, Pool #8664	4.750	7/20/25	48,950	49,702

				88,308,269

Corporate Bonds - 15.29%
AIG Sunamerica Global Finance	6.900	3/15/32	310,000	361,291
American Express Centurion Bank	4.375	7/30/09	300,000	306,519
American General Capital II	8.500	7/1/30	45,000	60,155
Anadarko Finance Co., Series B	7.500	5/1/31	260,000	317,877
Asif Global Finance XXIII*	3.900	10/22/08	150,000	151,209
Associates Corp. NA	6.250	11/1/08	170,000	186,312
Bank of America Corp.	5.250	2/1/07	225,000	235,789
Bank of America Corp.	3.875	1/15/08	690,000	700,174
Bank of America Corp.	7.800	2/15/10	545,000	640,375
Bank of America Corp.	4.375	12/1/10	150,000	151,156
Bank of America Corp.	5.375	6/15/14	85,000	88,271
Bank One Corp.	6.000	8/1/08	275,000	297,563
Bellsouth Corp.	4.200	9/15/09	375,000	377,344
Bellsouth Corp.	6.550	6/15/34	75,000	78,938
Berkshire Hathway Finance Corp.	3.400	7/2/07	260,000	260,972
Boston Scientific	5.450	6/15/14	130,000	136,173
Bristol-Myers Squibb	5.750	10/1/11	30,000	32,171
Bristol-Myers Squibb	6.875	8/1/97	75,000	84,484
Burlington North Santa Fe	6.125	3/15/09	25,000	27,175
Carolina Power & Light	6.125	9/15/33	250,000	262,551
Citigroup, Inc.	3.500	2/1/08	500,000	501,249
Citigroup, Inc.	2.000	6/9/09	1,150,000	1,150,533
Citigroup, Inc.	4.250	7/29/09	785,000	798,381
Citigroup, Inc.	7.250	10/1/10	350,000	410,849
Comcast Cable Communications	6.375	1/30/06	258,000	268,643
Comcast Cable Communications	8.375	3/15/13	260,000	314,857
Comcast Corp.	7.625	2/15/08	170,000	187,613
Comcast Corp.	5.500	3/15/11	90,000	93,813
Comcast Corp.	7.050	3/15/33	135,000	148,101
Conoco Funding Co.	6.350	10/15/11	170,000	189,589
Conoco, Inc.	6.950	4/15/29	5,000	5,769
Consolidated Natural Gas, Series A	5.000	3/1/14	25,000	25,001
Consolidated Natural Gas, Series C	6.250	11/1/11	125,000	136,389
Daimler Chrysler AG	7.450	3/1/27	140,000	153,287
Devon Energy Corp.	7.950	4/15/32	150,000	186,080
Devon Financing Corp., ULC	7.875	9/30/31	75,000	92,048
Dominion Resources, Inc.	5.700	9/17/12	325,000	341,744
Dominion Resources, Inc., Series A	8.125	6/15/10	85,000	100,717
Enterprise Products Partners	4.000	10/15/07	125,000	125,690
EOP Operating LP	7.000	7/15/11	370,000	415,663
EOP Operating LP	4.750	3/15/14	40,000	38,606
EOP Operating LP	7.500	4/19/29	110,000	123,250
Exelon Corp.	6.750	5/1/11	65,000	72,577
General Electric Capital Corp.	3.450	7/16/07	1,100,000	1,105,717

General Electric Capital Corp.	1.762	7/28/08	975,000	973,485
General Electric Capital Corp.	6.125	2/22/11	225,000	248,105
General Electric Capital Corp.	5.875	2/15/12	410,000	445,066
General Mills, Inc.	5.125	2/15/07	145,000	151,015
General Mills, Inc.	6.000	2/15/12	165,000	177,725
General Motors Acceptance Corp.	5.625	5/15/09	560,000	570,873
General Motors Acceptance Corp.	6.875	9/15/11	530,000	555,982
Household Finance Corp.	4.125	12/15/08	1,320,000	1,335,048
Household Finance Corp.	6.750	5/15/11	50,000	56,278
Household Finance Corp.	6.375	10/15/11 — 11/27/12	245,000	270,625
HSBC Bank USA	1.980	9/21/07	250,000	249,753
HSBC Bank USA	3.875	9/15/09	675,000	672,354
JP Morgan Chase & Co.	5.350	3/1/07	360,000	377,950
JP Morgan Chase & Co.	3.500	3/15/09	170,000	167,718
JP Morgan Chase & Co.	2.158	10/2/09	900,000	899,853
JP Morgan Chase & Co.	6.750	2/1/11	100,000	112,506
JP Morgan Chase & Co.	6.625	3/15/12	300,000	336,731
Kellogg Co., Series B	6.600	4/1/11	95,000	106,972
Kraft Foods, Inc.	5.625	11/1/11	350,000	369,689
Kraft Foods, Inc.	6.250	6/1/12	5,000	5,463
Lockheed Martin Corp.	8.500	12/1/29	140,000	185,130
Lockheed Martin Corp.	7.200	5/1/36	170,000	204,320
Massachusetts Mutual Life	7.625	11/15/23	108,000	132,030
National City Bank	2.090	6/9/09	325,000	324,651
National Westmenster Bank	7.375	10/1/09	225,000	259,875
New England Mutual	7.875	2/15/24	250,000	303,518
New Jersey Bell Telephone	7.850	11/15/29	40,000	48,105
News America Holdings	7.750	2/1/24	130,000	151,794
News America, Inc.	7.300	4/30/28	100,000	112,932
News America, Inc.	7.280	6/30/28	25,000	28,152
News America, Inc.	7.625	11/30/28	110,000	128,560
Northrop Grumman Corp.	4.079	11/16/06	295,000	299,688
Northrop Grumman Corp.	7.125	2/15/11	75,000	86,210
Northrop Grumman Corp.	7.875	3/1/26	100,000	122,148
Occidental Petroleum Corp.	8.450	2/15/29	80,000	106,947
Ohio Edison	5.450	5/1/15	260,000	263,345
Pennsylvania Electric Co.	5.125	4/1/14	100,000	99,673
Phillips Petroleum Co.	7.000	3/30/29	60,000	69,352
Progress Energy, Inc.	7.750	3/1/31	75,000	88,670
Protective Life Secured Trust, Series MTN	3.700	11/24/08	210,000	210,484
Resolution Funding Corp., Zero Coupon	0.000	7/15/18 — 10/15/18	150,000	74,307
Rouse Co.	5.375	11/26/13	150,000	143,059
SBC Communications	6.450	6/15/34	65,000	66,551
SLM Corp.	5.000	10/1/13	270,000	271,354
Small Business Administration	4.524	2/10/13	630,572	632,343
Small Business Administration	4.504	2/10/14	784,187	779,530
Start	1.549	1/21/09	952,770	952,475
Statoil	5.125	4/30/14	220,000	225,614
Suntrust Bank	3.625	10/15/07	415,000	417,178
Suntrust Bank	1.910	6/15/09	150,000	149,970
Suntrust Bank	4.415	6/15/09	275,000	280,830
TCI Communications, Inc.	7.875	8/1/13 — 2/15/26	370,000	433,734
Time Warner, Inc.	8.180	8/15/07	275,000	307,748
Time Warner, Inc.	7.570	2/1/24	115,000	129,908
Time Warner, Inc.	6.950	1/15/28	185,000	197,415
Time Warner, Inc.	6.625	5/15/29	300,000	309,378
Turner Broadcasting Co.	8.375	7/1/13	30,000	36,174
US Bancorop, Series MTNN	3.950	8/23/07	55,000	55,855
US Bank NA	2.400	3/12/07	300,000	294,588

US Bank NA	0.000	10/1/07	1,100,000	1,099,242
Verizon New Jersey, Inc., Series A	5.875	1/17/12	95,000	101,093
Verizon Pennsylvania, Series A	5.650	11/15/11	5,000	5,278
Wachovia Corp.	3.625	2/17/09	130,000	128,985
Wells Fargo Bank NA, Series BKNT	7.800	6/15/10	225,000	232,673
Wells Fargo Co.	2.000	9/28/07	275,000	274,723
Wells Fargo Co.	4.000	8/15/08	1,500,000	1,518,968
Wells Fargo Co.	1.980	9/15/09	985,000	983,415
Western & Southern Financial *	5.750	7/15/33	95,000	91,628
Wyeth	6.500	2/1/34	245,000	250,824

				33,496,280

Discount Notes - 10.55%
Federal Home Loan Bank, 1.51%,* 10/0104	0.000	10/1/04	23,100,000	23,100,000

U.S. Treasury Notes - 8.70%
U.S. Treasury Notes	2.750	6/30/06 — 8/15/07	13,530,000	13,585,650
U.S. Treasury Notes	2.375	8/31/06	250,000	249,072
U.S. Treasury Notes	12.000	8/15/13	1,535,000	2,026,740
U.S. Treasury Notes	2.000	7/15/14	2,075,000	2,131,200
U.S. Treasury Notes	4.250	8/15/14	1,050,000	1,060,983

				19,053,645

Foreign Bonds - 8.52%
Aid-Israel	5.500	4/26/24 — 9/18/33	780,000	806,556
Barclays Bank PLC	8.550	9/29/49	300,000	367,456
Bonos Y Obligation Del Estado	3.600	1/31/09	275,000	347,559
British Telecom PLC	8.875	12/15/30	10,000	13,137
Bundesobligation	3.250	4/17/09	6,845,000	8,520,133
Canadian Government	5.000	6/1/14	2,350,000	1,916,664
Deutsche Telekom International Finance	8.250	6/15/05	75,000	77,899
Deutsche Telekom International Finance	8.750	6/15/30	190,000	245,590
Diageo Capital PLC	3.375	3/20/08	265,000	264,049
Encana Corp.	6.500	8/15/34	375,000	400,812
France Telecom	9.500	3/1/31	25,000	33,146
French Treasury Note	3.500	1/12/09	1,700,000	2,139,774
HBOS Treasury Services - PLC	3.600	8/15/07	210,000	211,992
Nationwide Building Society	3.500	7/31/07	525,000	525,696
Quebec Province	5.000	7/17/09	180,000	189,457
Suncor Energy, Inc., Yankee	5.950	12/1/34	75,000	77,119
Telecom Italia Capital	4.950	10/30/14	155,000	153,090
Telecom Italia Capital	6.000	9/30/34	225,000	219,770
Telefonica Europe BV	7.750	9/15/10	150,000	176,757
Tyco International Group SA, Yankee	6.125	11/1/08	150,000	162,685
United Mexican States	8.375	1/14/11	485,000	568,663
United Mexican States	8.125	12/30/19	150,000	172,125
United Mexican States	8.000	9/24/22	505,000	569,388
Vodafone Group PLC	7.750	2/15/10	290,000	340,185
Vodafone Group PLC	5.000	12/16/13	150,000	151,987

				18,651,689

U.S. Treasury Bonds - 7.64%
U.S. Treasury Bonds	10.375	11/15/12	1,470,000	1,790,414
U.S. Treasury Bonds	8.125	8/15/19	5,960,000	8,159,360
U.S. Treasury Bonds	6.125	11/15/27	2,420,000	2,810,227
U.S. Treasury Bonds	5.375	2/15/31	3,710,000	3,974,338

				16,734,339

Collateralized Mortgage Obligations - 5.63%
Asset Securitization Corp., Series 1997-D5, Class A1C	6.750	2/14/43	625,000	680,819
Bank of America Alternative Loan Trust, Series 2004-5, Class 4A1	5.000	6/25/19	677,248	696,331

Bank of America Alternative Loan Trust, Series 2004-6, Class 4A1	5.000	7/25/19	686,014	690,782
Chase Commercial Mortgage Securities Corp., Series 1999-2, Class A2	7.198	1/15/32	220,000	250,488
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A2	7.757	4/15/32	505,000	578,162
Commercial Mortgage Pass-Through Certificate, Series 2000-C1, Class A2	7.416	8/15/33	820,000	939,008
Countrywide Alternative Loan Trust, Series 2004-2CB, Class 4A1	5.000	3/25/19	542,291	543,841
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A1B	6.460	3/10/32	275,000	303,171
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 1999-C1, Class A2	6.175	5/15/33	235,000	255,674
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 1999-C2, Class A2	6.945	9/15/33	350,000	391,500
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 1999-C3, Class A2	7.179	8/15/36	963,743	1,088,131
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A4	4.964	8/1/38	1,030,000	1,067,491
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC, Class A3	6.260	3/15/33	270,000	298,631
JP Morgan Commercial Mortgage Finance Corp., Series 2000-C10, Class A2	7.371	8/15/32	785,000	900,364
Kidder Peabody Mortgage Assets Trust, Series B, Class A2, IO	9.500	4/22/18	347	69
LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class A1B	6.210	10/15/35	875,000	950,658
LB-UBS Commercial Mortgage Trust, Series 2000-C4, Class A2	7.370	8/15/26	710,000	821,179
Master Alternative Loans Trust, Series 2004-4, Class 1A1	5.500	5/25/34	650,302	656,588
Morgan Stanley Capital I, Series 1998-HF2, Class A2	6.480	11/15/30	245,000	267,176
Structured Asset Securities Corp., Series 2002-6, Class 3A1	6.250	4/25/32	12,333	12,317
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A4	5.012	12/15/35	875,000	893,648
Washington Mutual MSC Mortgage Pass-Through, Series 2002-MS12, Class A	6.500	5/25/32	40,935	41,718

				12,327,746

Asset Backed Securities - 3.37%
Citibank Credit Card Insurance Trust, Series 2004-A1, Class A1	2.550	1/20/09	1,800,000	1,780,378
Citibank Credit Card Issuance Trust, Series 2003-A6, Class A6	2.900	5/17/10	1,025,000	1,004,140
Citibank Credit Card Issuance Trust, Series 2004-A4, Class A4	3.200	8/24/09	1,825,000	1,821,579
MBNA Credit Card Master Note Trust, Series 2004-A4, Class A4	2.700	9/15/09	1,450,000	1,434,991
MBNA Master Credit Card Trust, Series 1999-B, Class A	5.900	8/15/11	460,000	501,400
MBNA Master Credit Card Trust, Series 2000-E, Class A	7.800	10/15/12	695,000	827,988

				7,370,476

U.S. Treasury Strips - 0.16%
U.S. Treasury Strips	0.000	11/15/27	1,170,000	352,217

Municipal Bonds - 0.14%
California State Department of Water Resources & Power Supply Revenue, Series E	3.975	5/1/05	150,000	151,094
Ohana Military Communities LLC, Housing Revenue, Series A, Class I	6.193	4/1/49	150,000	156,399

				307,493

Short-Term Investments - 0.02%
Eurodollar Time Deposit .25%, 10/01/2004	1.010	10/1/04	50,748	50,748

Total Investments (Cost $216,995,202) (a) - 100.33%				219,752,902
Liabilities in excess of other assets - (0.33)%				(727,212)

NET ASSETS - 100.00%				$219,025,690

Percentages indicated are based on net assets of $219,025,690.

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $529,210. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$2,849,739
Unrealized depreciation	(621,249)

Net unrealized appreciation	$2,228,490

(b)	Represents non-income producing securities.

See notes to financial statements.

Futures

Number of Contracts	Future Contracts Short	Market Value	Expiration Date	Unrealized gain/(loss)
	BlackRock Advisors, Inc.
244	U.S Treasury 5-Year Note Future	$27,023,000	December 2004	$(117,525)

Number of Contracts	Future Contracts Long	Market Value	Expiration Date	Unrealized gain/(loss)
	BlackRock Advisors, Inc.
14	Euro Future	1,560,860	December 2004	$4,468
45	U.S. Treasury 10-Year Note Future	5,068,125	December 2004	53,327
7	U.S. Treasury 30-Year Future	336,565	December 2004	7,587.00

				$65,382.00

The table below sets forth the diversification of the corporate bonds held by the Fixed Income II Portfolio by industry:

Industry	Percent of Net Assets
Automotive	0.58%
Banking	4.52%
Defense	0.41%
Electric Utilities	0.56%
Financial Services	5.73%
Food Products	0.37%
Insurance	0.33%
Media	1.10%
Oil & Gas	0.68%
Pharmaceuticals	0.23%
Railroads	0.01%
Real Estate	0.26%
Telephone Communications	0.51%

Total Corporate Bonds	15.29%

The Hirtle Callaghan Trust

Notes to Schedules of Investments – September 30, 2004

(Unaudited)

1. DESCRIPTION. The Hirtle Callaghan Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-ended management series investment company. The Trust was organized as a Delaware business trust on December 15, 1994. The Trust currently offers eight separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Small Capitalization Equity Portfolio (“Small Cap Portfolio”), The International Equity Portfolio (“International Portfolio”), The Fixed Income Portfolio (“Fixed Income Portfolio”), The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”), The Fixed Income II Portfolio (“Fixed Income II Portfolio”), and The High Yield Bond Portfolio (“High Yield Portfolio”).

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Trust expects the risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Portfolios:

A. Portfolio Valuation. The net asset value per share of the Portfolios is determined once on each business day as of the close of the New York Stock Exchange, which is normally 4 p.m. Eastern Time. Each Portfolio’s net asset value per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares. In valuing the Portfolios’ assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the last sale price on the business day that such value is being determined. Equity securities listed on a foreign exchange are valued at the last quoted sales price available before the time when such securities are to be valued, provided that where such securities are denominated in foreign currencies, such prices will be converted into U.S dollars at the bid price of such currencies against U.S. dollars last quoted by any major bank. If there have been no sales on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no market quotations can be obtained from a customary pricing source, the Fund shall attempt to obtain a minimum of two broker quotes for the security and the security will be valued at the mean between the highest and lowest ask price obtained. If no quotation is available from either a listed pricing source or two brokers, the security is valued by such method as the Trust’s Board of Trustees (“Board”) shall determine in good faith to reflect the security’s fair value. All other assets of each portfolio are valued in such manner as the Board in good faith deems appropriate to reflect their fair value. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board. Pursuant to procedures adopted by the Board, any of the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities.

B. Securities Transactions and Investment Income. Portfolio security transactions are reflected no later than in the first calculation on the first business day following trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Dividend income is recognized on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on investments, where applicable, is accrued daily, as earned. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Realized gains and losses from paydown transactions on mortgage and asset backed securities are reclassified as investment income or loss for book accounting purposes.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hirtle Callaghan Trust

By (Signature and Title)*	/s/ Donald E. Callaghan
Donald E. Callaghan, President and Chief Executive Officer

Date	November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	Hirtle Callaghan Trust

By (Signature and Title)*
Robert J. Zion, Vice President and Treasurer (Principal Financial Officer)

Date	November 29, 2004

*	Print the name and title of each signing officer under his or her signature.